                                                     File Nos. 33-60331/811-8052


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              / /
               Pre-Effective Amendment No.                                   / /
                                            -----
               Post-Effective Amendment No.   2                              /X/
                                            -----

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / /
                              Amendment No. 10                               /X/
                                           ------
                        (Check appropriate box or boxes.)

                            SAFECO SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                          SAFECO Life Insurance Company
                               (Name of Depositor)

        15411 N.E. 51st Street, Redmond, Washington               98052
       (Address of Depositor's Principal Executive Offices)    (Zip Code)

        Depositor's Telephone Number, including Area Code (206) 867-8000

                      Name and Address of Agent for Service
                               WILLIAM E. CRAWFORD
                             15411 N.E. 51st Street
                            Redmond, Washington 98052
                                 (206) 867-8257



Approximate date of Proposed Public Offering ...... As Soon as Practicable after
Effective Date

It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b) of Rule 485
         ---
          X     on May 1, 1997 pursuant to paragraph (b) of Rule 485
         ---
                60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ---
                on (date) pursuant to paragraph (a)(1) of Rule 485
         ---
If appropriate, check the following:

        ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the fiscal year ending December 31, 1996 on or about March 24, 1997.

Cross Reference Sheet Showing Location in Prospectus of Items Called for by Form N-4

Form N-4 Item No.                 Caption in Prospectus
-----------------                 ---------------------

1................................ Cover Page

2................................ "Definitions"

3................................ "Summary of Contract Expenses";
                                  "Summary"

4................................ Not Applicable

5................................ "The Insurance Company"; "SAFECO
                                  Separate Account C"; "Sub-Accounts of
                                  the Separate Account and the Available Funds";
                                  "Investment Objectives of the Available
                                  Funds"; and "Voting Privileges"

6................................ "Deductions under the Contracts"

7................................ "Contract Benefits"; "Transfers between
                                  Sub-Accounts"; and "Other Services"

8................................ "The Annuity Period"

9................................ "Payment on or after Death of Owner"

10............................... "Certain Minimum Amounts"; "The
                                  Accumulation Period"

11............................... "Redemptions"

12............................... "Federal Tax Status"

13............................... "Legal Matters"

14............................... "Table of Contents
                                  Statement of Additional Information"

Form N-4 Item No.                 Caption in Statement of Additional Information
-----------------                 ----------------------------------------------
15............................... Cover Page

16............................... "Table of Contents"

17............................... "General Information"

18............................... Not Applicable

19............................... "Distribution of the Contracts"

20............................... "Distribution of the Contracts"

21............................... "Standardized Computation of Performance"

22............................... "Determination of Annuity Payments"

23............................... "Financial Statements"


  Part C - Information required in Part C is set forth under each appropriate item, as numbered, in Part C to this Registration Statement.

PROSPECTUS                                                           MAY 1, 1997
--------------------------------------------------------------------------------

                           SAFECO SEPARATE ACCOUNT C
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                    sold by
                         SAFECO LIFE INSURANCE COMPANY
                             15411 N.E. 51st Street
                           Redmond, Washington 98052
                            Telephone 1-800-426-7649

This Prospectus offers individual Variable Annuity contracts that are designed
(i) to fund benefits under individual retirement accounts and annuities qualified for special tax treatment under Section 408 of the Internal Revenue Code of 1986 and (ii) for sale to individuals where no special tax treatment is available (the "Contract(s)"). The Contracts are offered on a flexible payment basis.

Under the Contracts, annuity payments may commence on a preselected future date (presumably at retirement) under one of the annuity options provided in the Contracts. Prior to the time annuity payments begin, the Contracts are partially or totally redeemable based on their current value and subject to applicable Contingent Deferred Sales Charges.

SAFECO Life Insurance Company ("SAFECO") provides for variable accumulations and variable benefits under the Contracts by crediting net Purchase Payments to one or more Sub-Accounts ("Sub-Accounts") within SAFECO Separate Account C ("Separate Account") as directed by the owner of the Contract ("Owner"). Net Purchase Payments to Contracts may be invested in any combination of the 12 Sub-Accounts available under the Contracts or in the Fixed Account. The Sub-Accounts invest in corresponding investment portfolios of separate mutual funds ("Available Funds"). Five of the Available Funds currently are investment portfolios of the SAFECO Resource Series Trust: SAFECO Resource Bond Portfolio; SAFECO Resource Equity Portfolio; SAFECO Resource Growth Portfolio; SAFECO Resource Money Market Portfolio; and SAFECO Resource Northwest Portfolio (each a "SAFECO Fund"). The Other Available Funds currently are: Federated Insurance
Series: Federated High Income Bond Fund II ("Federated High Income Bond Fund II"); and Federated Utility Fund II ("Federated Utility Fund II"); Lexington Emerging Markets Fund, Inc. ("Lexington Emerging Markets Fund"); Lexington Natural Resources Trust ("Lexington Natural Resources Fund"); American Century Variable Portfolios, Inc.: American Century VP Balanced Fund ("American Century VP Balanced Fund"); and American Century VP International Fund ("American Century VP International Fund"); and Wanger Advisors Trust: U.S. Small Cap Advisor ("Wanger U.S. Small Cap Fund").

Generally, within ten (10) days after the Contract is received, an Owner may cancel it by returning it to the Home Office or the representative that sold it. Free look provisions may vary based on the state of issue. The state of issue is based on the address of the Payor.

A prospectus for each of the Available Funds may be obtained from SAFECO, P.O. Box 34690, Seattle, Washington 98124-1690. An investor should read those prospectuses carefully before buying a Contract described in this Prospectus or investing in any Sub-Account.

This Prospectus sets forth concisely the information about the Contracts and the Separate Account that a prospective investor should know before investing and should be retained for future reference. Additional information about the Contracts and the Separate Account is contained in a Statement of Additional Information dated May 1, 1997 which is incorporated herein by reference. The Statement of Additional Information is available upon written or oral request and without charge from SAFECO, P.O. Box 34690, Seattle, Washington 98124-1690, Telephone Number (800) 426-7649. The table of contents for the Statement of Additional Information is shown on page 32 of this Prospectus.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MAINSAIL IS NOT INSURED BY THE FDIC. IT IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION THROUGH WHICH IT MAY BE SOLD. MAINSAIL IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------
THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUS OF EACH OF THE FOLLOWING MUTUAL FUNDS: SAFECO Resource Bond Fund; SAFECO Resource Equity Fund; SAFECO Resource Growth Fund; SAFECO Resource Money Market Fund; SAFECO Resource Northwest Fund; Federated High Income Bond Fund II; Federated Utility Fund II; Lexington Emerging Markets Fund, Inc.; Lexington Natural Resources Trust; American Century VP Balanced Fund; American Century VP International Fund; and Wanger U.S. Small Cap Fund.

                               TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        ----
Definitions...........................................................................    4
Summary of Contract Expenses..........................................................    6
Schedule of Accumulation Unit Values and Accumulation Units Outstanding...............   10
Summary...............................................................................   11
The Insurance Company.................................................................   12
SAFECO Separate Account C.............................................................   12
Sub-Accounts of the Separate Account and the Available Funds..........................   12
Investment Objectives of the Available Funds..........................................   13
     The SAFECO Funds.................................................................   13
     The Other Available Funds........................................................   14
Deductions Under the Contracts........................................................   16
     Contingent Deferred Sales Charge.................................................   16
     Premium Tax......................................................................   17
     Contract Administration Charges..................................................   17
     Deduction for Assuming Mortality and Expense Risks...............................   17
     Available Fund Expenses..........................................................   18
Transfers Between Sub-Accounts........................................................   18
Redemptions...........................................................................   18
Other Services........................................................................   19
     The Programs.....................................................................   19
     Dollar Cost Averaging Program....................................................   19
     Automatic Transfer Program.......................................................   20
     Appreciation or Interest Sweep...................................................   20
     Sub-Account Rebalancing Program (also Portfolio Rebalancing Program).............   20
     Systematic Investment Program....................................................   21
     Periodic Withdrawal Program......................................................   21
Fixed Account.........................................................................   21
     General Description..............................................................   22
     Fixed Account Contract Value.....................................................   22
     Annual Administration Maintenance Charge.........................................   22
     Fixed Account Transfers and Partial Withdrawals..................................   22
Contract Benefits.....................................................................   23
     General..........................................................................   23
Certain Minimum Amounts...............................................................   23
The Accumulation Period...............................................................   24
     The Contract Value and Accumulation Units........................................   24
     Accumulation Unit Values.........................................................   24
     Valuation Date and Valuation Period..............................................   24
     Net Investment Factor............................................................   24
     Example of Calculation of Accumulation Unit Value................................   24
The Annuity Period....................................................................   25
     Annuity Date.....................................................................   25
     Payment Provisions...............................................................   25

                                                                                        PAGE
                                                                                        ----
Settlement Options....................................................................   26
     Annuity Purchase Rates...........................................................   26
     Annuity Unit Values..............................................................   26
     Number of Annuity Units..........................................................   27
     Time of Payment..................................................................   27
     Amount of Payment................................................................   27
Payment On or After Death of Owner....................................................   27
The Distribution of the Contracts.....................................................   28
Voting Privileges.....................................................................   28
Federal Tax Status....................................................................   29
     Federal Tax Status of the Separate Account.......................................   29
     Federal Tax Status of Qualified Contracts........................................   30
     Federal Tax Status of Non-Qualified Contracts....................................   30
     Federal Tax Penalties and Withholding............................................   31
Legal Matters.........................................................................   31
Special Considerations................................................................   31
     Restrictions Upon Transfer of Ownership and Assignment...........................   31
Available Information.................................................................   31
State Regulation......................................................................   32
Experts...............................................................................   32
Financial Statements..................................................................   32
Table of Contents -- Statement of Additional Information..............................   32

                                  DEFINITIONS

Some of the technical expressions and names frequently used in this Prospectus are defined below for ready reference:

 1. ACCUMULATION UNIT - the measure used to calculate the value of a Sub-Account prior to the Annuity Date.

 2. ANNUITANT - the natural person upon whose life annuity payments are payable in accordance with the Contract. The Annuitant may not be older than age 80 on the Contract Date.

 3. ANNUITY - any series of payments starting on the Annuity Date, payable in accordance with the Contract, under the Settlement Options.

 4. ANNUITY DATE - the date selected by the Owner for commencing annuity payments under the Contract. The day of the month on which the payments are made will be determined by SAFECO. The Annuity Date cannot be later than the date the Annuitant attains age 90.

 5. ANNUITY UNIT - the measure used to calculate annuity payments after the Annuity Date.

 6. AVAILABLE FUNDS - the SAFECO Funds and the Other Available Funds under the Contract.

 7. BENEFICIARY (OR BENEFICIARIES) - the person (or persons) entitled to receive benefits under the Contract upon the death of the Owner.

 8. CODE - the Internal Revenue Code of 1986, as amended.

 9. CONTRACT - the Individual Variable Annuity Contract by and between SAFECO and the Owner.

10. CONTRACT ANNIVERSARY - any anniversary of the Contract Date.

11. CONTRACT DATE - the earlier of the date on which the initial Net Purchase Payment is allocated to the Separate Account or the initial Net Purchase Payment is allocated to the Fixed Account.

12. CONTRACT VALUE - the sum of the Owner's interest in the Sub-Accounts and the Fixed Account, including all Purchase Payments made, investment experience, and less any previous withdrawals, and related Contingent Deferred Sales Charges, and less all other applicable charges or fees.

13. CONTRACT YEAR - the twelve month period which commences on the Contract Date and each succeeding twelve month period thereafter.

14. ELIGIBLE INVESTMENTS - an investment entity under the Contract, including the Fixed Account pursuant to the Contract or any Fixed Account Rider to the Contract.

15. FIXED ANNUITY - an annuity with payments which do not vary in accordance with the net investment results of the Separate Account.

16. FIXED ACCOUNT - Contract Value allocated to SAFECO's General Account under the Contract.

17. FUND SHARE - a share of the capital stock or a share of beneficial interest in any of the Available Funds.

18. GENERAL ACCOUNT - the General Account of SAFECO in which are held all the assets other than those held in the Separate Account or in any other separate account established or maintained by SAFECO.

19. HOME OFFICE - the principal office of SAFECO at 15411 N.E. 51st Street, Redmond, Washington.

20. NET INVESTMENT FACTOR - a factor which reflects the net investment experience of each Sub-Account less certain charges for the mortality and expense risk expenses, administrative charges and taxes, if applicable, during a Valuation Period.

21. NET PURCHASE PAYMENT - Purchase Payment less any premium taxes.

22. 1940 ACT - the Investment Company Act of 1940, as amended.

23. NON-QUALIFIED CONTRACT - a Contract which does not receive favorable tax treatment under Sections 401, 403, and 408 of the Code.

24. OTHER AVAILABLE FUNDS - the underlying mutual funds or portfolios that are available under a Contract, in addition to the SAFECO Funds: Federated High Income Bond Fund II; Federated Utility Fund II; Lexington Emerging Markets Fund; Lexington Natural Resources Fund; American Century VP Balanced Fund; American Century VP International Fund; and Wanger U.S. Small Cap Fund.

25. OWNER - the person(s) (or entity) named in the Application for the Contract who has all rights under the Contract. Joint Owners are allowed only if the joint Owners are spouses. Each joint Owner shall have equal ownership rights and must jointly exercise those rights. The Owner may not be older than age 80 on the Contract Date.

26. PAYOR - the person(s) (or entity) that makes the initial Purchase Payment and any subsequent payments under the Contract.

27. PROGRAM(S) - certain investment related services offered by SAFECO under the Contract to allow for (a) automatic transfers of Contract Value among Sub-Accounts and the Fixed Account, and/or (b) automatic investment in the Separate Account, and/or (c) automatic periodic withdrawals of Contract Value.

28. PURCHASE PAYMENTS - payments made to purchase Accumulation Units or allocated to the Fixed Account.

29. QUALIFIED CONTRACT - a Variable Annuity Contract that has been issued to fund benefits under an Individual Retirement Account or Annuity qualifying, or intended to qualify, for tax deferment under Section 408 of the Code.

30. SAFECO FUNDS - the five separate portfolios of the SAFECO Resource Series Trust which are available under a Contract: SAFECO Resource Bond Fund, SAFECO Resource Equity Fund, SAFECO Resource Growth Fund, SAFECO Resource Money Market Fund, and SAFECO Resource Northwest Fund.

31. SEPARATE ACCOUNT - the separate investment account designated as SAFECO Separate Account C.

32. SUB-ACCOUNT(S) - a sub-account of the Separate Account investing in shares of one of the Available Funds.

33. VALUATION DATE - each day the New York Stock Exchange is open for business, as well as each day otherwise required.

34. VALUATION PERIOD - the period commencing at the close of business for the Separate Account which is usually 4:00 p.m. (EST) on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

35. VARIABLE ANNUITY - an annuity with payments varying in accordance with the net investment results of the Separate Account.

                          SUMMARY OF CONTRACT EXPENSES

OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases....................................................   None
Contingent Deferred Sales Charge*....................................................  7.00%
  (as a percentage of the amount withdrawn at the time of surrender or partial surrender)
Surrender Fees**.....................................................................  $  25
Transfer Fee***......................................................................  $  10

* The Contingent Deferred Sales Charge declines over time and is 0% beginning in the seventh Contract Year. (See "Contingent Deferred Sales Charge".) In each Contract Year, an Owner generally may withdraw up to 10% of the Contract Value without payment of the Contingent Deferred Sales Charge.

** A maximum charge of $25 is assessed for each withdrawal (surrender) after the first taken in any Contract Year, except under the Periodic Withdrawal Program where the charge is $25 per year if withdrawals are in excess of one per year. (See "Deductions under the Contracts" and "Periodic Withdrawal Program".)

*** A charge of $10 per transfer between Sub-Accounts of the Separate Account or the Fixed Account may be charged for transfers in excess of twelve (12) transfers, which may be made each Contract Year without charge. (See "Transfers Between Sub-Accounts".)

ANNUAL ADMINISTRATION MAINTENANCE CHARGE****.........................................  $  30

**** The Annual Administration Maintenance Charge is assessed only if the
     Contract Value is less than $100,000. (See "Annual Administration Maintenance Charge".)

SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a percentage of average daily net asset value)

Mortality and Expense Risk Fees......................................................  1.25%
Asset Related Administration Charge..................................................  0.15%
Account Fees and Expenses............................................................   None
          Total Separate Account Annual Expenses.....................................  1.40%

AVAILABLE FUNDS ANNUAL EXPENSES
  (as a percentage of average net assets of each)
--------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------
                    SAFECO Resource     SAFECO Resource     SAFECO Resource     SAFECO Resource
                       Bond Fund          Equity Fund         Growth Fund      Money Market Fund
 ------------------------------------------------------------------------------------------------
   Management            .73%                .70%                .72%                .62%
   Fees..........
 ------------------------------------------------------------------------------------------------
   Other                   0                 .02%                .07%                  0
   Expenses......
 ------------------------------------------------------------------------------------------------
   Total Fund            .73%                .72%                .79%                .62%
   Annual
   Expenses*.....
 ------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------
                    SAFECO Resource     Federated High     Federated Utility  Lexington Emerging
                    Northwest Fund    Income Bond Fund II       Fund II          Markets Fund
 ------------------------------------------------------------------------------------------------
   Management            .70%                  0                 .24%                .85%
   Fees..........
 ------------------------------------------------------------------------------------------------
   Other                   0                 .80%                .61%                .79%
   Expenses......
 ------------------------------------------------------------------------------------------------
   Total Fund            .70%                .80%                .85%                1.64%
   Annual
   Expenses*.....
 ------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------
                   Lexington Natural  American Century VP American Century VP  Wanger U.S. Small
                    Resources Trust      Balanced Fund    International Fund       Cap Fund
 ------------------------------------------------------------------------------------------------
   Management            1.00%               1.00%               1.50%               .99%
   Fees..........
 ------------------------------------------------------------------------------------------------
   Other                 .42%                  0                   0                 .22%
   Expenses......
 ------------------------------------------------------------------------------------------------
   Total Fund            1.42%               1.00%               1.50%               1.21%
   Annual
   Expenses*.....
 ------------------------------------------------------------------------------------------------

 *After reimbursement, if applicable. From time to time, the Available Funds'
  investment advisers in their sole discretion may waive all or part of their fees and/or voluntarily assume certain Available Fund expenses. SAFECO pays all Other Expenses of each Portfolio until a Portfolio's assets reach $20 million. Once a Portfolio's assets exceed $20 million, the Other Expenses of the Portfolio will be paid by such Portfolio. During the year ended December 31, 1996, SAFECO paid for or reimbursed all of the Other Expenses of the Northwest, Bond and Money Market Portfolios. Expenses before such reimbursement as a percentage of net assets were as follows: SAFECO Resource Northwest Portfolio 1.11%, SAFECO Resource Bond Portfolio .87%, SAFECO Resource Money Market Portfolio .90%. For the year ended December 31, 1996, the Funds voluntarily waived or reimbursed expenses, as follows: Federated High Income Bond Fund II $322,073, absent reimbursement $557,490; Federated Utility Fund II $412,159, absent reimbursement $660,217; Lexington Emerging Markets Fund $101,886, absent reimbursement $384,200. For the period May 1, 1996 through April 30, 1997, the adviser of the Lexington Emerging Markets Fund voluntarily limited management and operating expenses to a maximum of 1.75%. Beginning May 1, 1997, the adviser will no longer reimburse the Fund to the extent that management and operating expenses exceed 1.75%. As required by SEC rules, "Other Expenses" reflects gross custodian fees. Net of custodian fees paid indirectly, Other Expenses would have been .20% for U.S. Small Cap Advisor Portfolio and Total Fund Annual Expenses would have been 1.19%. For a more complete description of the Available Funds' fees and expenses, see the Available Funds' prospectuses.
================================================================================

--------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------

   EXAMPLES:
 ------------------------------------------------------------------------------------------------
                  If the Contract is surrendered, the following expenses on a $1,000 investment, assuming 5% annual return on assets, would be incurred:
 ================================================================================================
                    SAFECO Resource     SAFECO Resource     SAFECO Resource     SAFECO Resource
                   Bond Sub-Account   Equity Sub-Account  Growth Sub-Account     Money Market
                                                                                  Sub-Account
 ------------------------------------------------------------------------------------------------
    1 year.......        $ 87                $ 87                $ 88                $ 86
    3 years......        $118                $118                $120                $115
    5 years......        $150                $150                $153                $145
   10 years......        $256                $255                $262                $244
 ------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------
                    SAFECO Resource     Federated High     Federated Utility  Lexington Emerging
                       Northwest          Income Bond         Sub-Account     Markets Sub-Account
                      Sub-Account         Sub-Account
 ------------------------------------------------------------------------------------------------
    1 year.......        $ 87                $ 88                $ 88                $ 96
    3 years......        $117                $120                $122                $144
    5 years......        $149                $153                $156                $194
   10 years......        $253                $263                $268                $344
 ------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------
                   Lexington Natural  American Century VP American Century VP  Wanger U.S. Small
                       Resources           Balanced          International      Cap Sub-Account
                      Sub-Account         Sub-Account         Sub-Account
 ------------------------------------------------------------------------------------------------
    1 year.......        $ 94                $ 90                $ 94                $ 92
    3 years......        $138                $126                $140                $132
    5 years......        $183                $163                $187                $173
   10 years......        $323                $283                $331                $303
 ------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------
                   If the Contract is not annuitized or surrendered, the following expenses on a
                     $1,000 investment, assuming 5% annual return on assets, would be incurred:
 ------------------------------------------------------------------------------------------------
                    SAFECO Resource     SAFECO Resource     SAFECO Resource     SAFECO Resource
                   Bond Sub-Account   Equity Sub-Account  Growth Sub-Account     Money Market
                                                                                  Sub-Account
 ------------------------------------------------------------------------------------------------
    1 year.......        $ 23                $ 22                $ 23                $ 21
    3 years......        $ 69                $ 69                $ 71                $ 66
    5 years......        $119                $119                $122                $113
   10 years......        $256                $255                $262                $244
 ------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------
                    SAFECO Resource     Federated High     Federated Utility  Lexington Emerging
                       Northwest          Income Bond         Sub-Account     Markets Sub-Account
                      Sub-Account         Sub-Account
 ------------------------------------------------------------------------------------------------
    1 year.......        $ 22                $ 23                $ 24                $ 32
    3 years......        $ 69                $ 72                $ 73                $ 97
    5 years......        $118                $123                $125                $164
   10 years......        $253                $263                $268                $344
 ------------------------------------------------------------------------------------------------

 ------------------------------------------------------------------------------------------------
                   Lexington Natural  American Century VP American Century VP  Wanger U.S. Small
                       Resources           Balanced          International      Cap Sub-Account
                      Sub-Account         Sub-Account         Sub-Account
 ------------------------------------------------------------------------------------------------
    1 year.......        $ 29                $ 25                $ 30                $ 27
    3 years......        $ 90                $ 78                $ 92                $ 84
    5 years......        $153                $133                $157                $143
   10 years......        $323                $283                $331                $303

================================================================================

The purpose of the preceding table is to assist an Owner or prospective Owner in understanding the various costs and expenses an Owner will bear directly or indirectly. The above table reflects expenses of the Separate Account as well as the Available Funds. For purposes of the examples, the Annual Administration Maintenance Charge is calculated as a ratio of total Annual Administration Maintenance Charges collected during the year to the total average net assets of all Sub-Accounts. The Annual Administration Maintenance Charge percentage will change each year because of changes in total Annual Administration Maintenance Charges collected during the year and the total average net assets of all Sub-Accounts. This will result in variations in the Expense Table each year.

THE EXAMPLES SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission ("Commission"). This hypothetical rate of return is not intended to be representative of past or future performance of any Sub-Account. (See "Deductions under the Contracts".) The examples assume that Purchase Payments are allocated to each Available Fund which may have different expenses.

The Contingent Deferred Sales Charge shown in the table is the maximum sales load. (See "Contingent Deferred Sales Charge" which describes the range of the Contingent Deferred Sales Charge over time and limits on the Contingent Deferred Sales Charge as a percentage of total gross Purchase Payments.) The table does not reflect premium taxes which are levied by some states. (See "Premium Tax".) Any premium taxes or other taxes levied by any governmental entity which SAFECO, in its sole discretion, determines have resulted from the establishment or maintenance of the Contract or any portion of the Contract, the receipt by SAFECO of Purchase Payments, or the commencement of annuity payments will be deducted from the Contract. Currently, with respect to Qualified Contracts, SAFECO intends to assume responsibility for all premium taxes, provided that SAFECO reserves the right, in the future, to pass the responsibility for all premium taxes to the Owner of the Contract and assess a charge for such taxes to the Contract.

The table reflects Owner transaction expenses, administrative fees, and other Separate Account charges during the Accumulation Period. The Annual Administration Maintenance Charge and the Contingent Deferred Sales Charge are not applicable during the Annuity Period; the other charges and expenses, including those of the Available Funds, do apply during the Annuity Period. The information in the Expense Table and Examples is based in part on information provided by the Funds. SAFECO and the Separate Account do not assume responsibility for the accuracy of such information. (See the prospectuses of the Available Funds for a fuller description of their expenses.)

                    SCHEDULE OF ACCUMULATION UNIT VALUES AND
                         ACCUMULATION UNITS OUTSTANDING

                           SAFECO SEPARATE ACCOUNT C

The following selected financial data are derived from the financial statements of SAFECO Separate Account C, which have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and other financial information incorporated by reference herein.

                                                                      1996          1995         1994
                                                                   ----------     --------     --------
        SAFECO RESOURCE EQUITY SUB-ACCOUNT
          February 11 value (initial public offering)............                              $ 24.528
          December 31 value......................................  $   39.633     $ 32.209     $ 25.373
          December 31 units......................................   1,055,113      438,184      144,290
        SAFECO RESOURCE BOND SUB-ACCOUNT
          February 11 value (initial public offering)............                              $ 16.217
          December 31 value......................................  $   17.915     $ 18.045     $ 15.521
          December 31 units......................................     112,876       35,531       14,107
        SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT
          February 11 value (initial public offering)............                              $ 13.526
          December 31 value......................................  $   14.874     $ 14.370     $ 13.811
          December 31 units......................................     251,704       98,132      124,541
        SAFECO RESOURCE GROWTH SUB-ACCOUNT
          February 11 value (initial public offering)............                              $ 13.910
          December 31 value......................................  $   26.928     $ 20.668     $ 14.864
          December 31 units......................................   1,244,669      479,054      154,127
        SAFECO RESOURCE NORTHWEST SUB-ACCOUNT
          February 11 value (initial public offering)............                              $ 10.073
          December 31 value......................................  $   11.905     $ 10.737     $ 10.134
          December 31 units......................................     146,690       58,302       22,082
        LEXINGTON NATURAL RESOURCES SUB-ACCOUNT
          January 25 value (initial public offering).............  $   11.330
          December 31 value......................................  $   14.148
          December 31 units......................................      73,555
        LEXINGTON EMERGING MARKETS SUB-ACCOUNT
          January 25 value (initial public offering).............  $   10.350
          December 31 value......................................  $    9.946
          December 31 units......................................      86,353
        FEDERATED UTILITY SUB-ACCOUNT
          January 25 value (initial public offering).............  $   11.110
          December 31 value......................................  $   12.117
          December 31 units......................................      83,361
        FEDERATED HIGH INCOME BOND SUB-ACCOUNT
          January 25 value (initial public offering).............  $    9.870
          December 31 value......................................  $   10.899
          December 31 units......................................      40,629
        WANGER US SMALL CAP SUB-ACCOUNT
          January 25 value (initial public offering).............  $   11.650
          December 31 value......................................  $   16.754
          December 31 units......................................      25,110
        AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
          January 25 value (initial public offering).............  $    7.020
          December 31 value......................................  $    7.887
          December 31 units......................................      23,490
        AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
          January 25 value (initial public offering).............  $    5.330
          December 31 value......................................  $    6.016
          December 31 units......................................      24,432

                                    SUMMARY

The minimum initial Purchase Payment under the Contract is $2,000 for a Qualified Contract and $5,000 for a Non-Qualified Contract. The minimum additional Purchase Payment is $250 for both a Qualified Contract and a Non-Qualified Contract, except for additional Purchase Payments made through a Systematic Investing Program, described below, in which case the minimum for both a Qualified Contract and Non-Qualified Contract is $100.

If the Contract Value available for annuity payments after the Annuity Date is less than $5,000, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any Annuity payment under the Contract would be less than $250, SAFECO shall have the right to change the frequency of payments to such intervals as will result in payments of at least $250. (See "The Annuity Period".)

SAFECO does not deduct a sales charge from Purchase Payments. However, if any part of the value of the Contracts is surrendered SAFECO will, with certain exceptions, deduct from the value of the Contract, a Contingent Deferred Sales Charge equal to the maximum of 7% of the amount withdrawn, but in no event more than 9% of gross Purchase Payments. This charge is imposed to permit SAFECO Securities, Inc. ("SAFECO Securities"), the distributor, or SAFECO to recover sales expenses which they have advanced. (See "Contingent Deferred Sales Charge".)

In addition, on the last day of each Contract Year or upon full surrender, SAFECO currently will deduct an Annual Administration Maintenance Charge of $30 from the Contract Value of those Contracts with a Contract Value less than $100,000. An Asset Related Administration Charge equivalent to an annual rate of
 .15% of the average daily net asset value of the Separate Account is charged both during the Accumulation Period and the Annuity Period and is guaranteed to not increase for the duration of the Contract. These charges are to reimburse SAFECO for administrative expenses related to the issue, maintenance and administration of the Contracts. SAFECO does not expect to recover from these charges an amount in excess of the actual costs associated with administering the Contracts. (See "Contract Administrative Charges".)

SAFECO deducts a mortality and expense risk charge from the assets of the Separate Account, as a daily asset charge equivalent to an annual rate of 1.25% of the average daily net asset value of the Separate Account during the Accumulation Period and the Annuity Period. SAFECO imposes the mortality and expense risk charge as compensation for assuming several mortality risks and expense risks for the duration of the Contract. SAFECO assumes a mortality risk by its contractual obligation to pay (i) a death benefit free of the contingent deferred sales charge to the Beneficiary if the Owner dies prior to the Annuity Date, (ii) the minimum guaranteed death benefit, which reflects increases in Contract Value; and (iii) annuity payments for a longer period than anticipated. SAFECO assumes the expense risk that (i) the deductions for sales and administration charges may prove to be insufficient to cover the actual expenses incurred and (ii) no surrender or similar charge on the death benefit or upon annuitization is imposed. (See "Deduction for Assuming Mortality and Expense Risks".)

As set forth in the Contract, any premium taxes payable to any governmental entity, which SAFECO determines to be properly chargeable against the Contract, will be charged against the Contract. (See "Premium Tax".)

The Owner generally may, within ten (10) days after the date on which the Contract is issued, revoke the Contract, in which event the Owner will be paid the Contract Value, which may be more or less than the Purchase Payments. In states where required, SAFECO will refund the Purchase Payments rather than the Contract Value. SAFECO reserves the right to allocate all payments to the SAFECO Resource Money Market Sub-Account until the expiration of fifteen (15) days from the date the first Purchase Payment is received. If SAFECO so allocates payments, SAFECO will refund the greater of Purchase Payments or the Contract Value. Free look provisions may vary based on the Owner's state of residence.

An individual for whom a Contract is purchased under an individual retirement account may revoke the Contract by giving written notice of revocation to the Home Office at any time within seven (7) days after the later of the date on which (i) the account is established, or (ii) the individual receives a disclosure statement notifying him of his right of revocation. Upon such revocation, SAFECO will refund the full initial Purchase Payment made.

This Prospectus describes how a Contract may be purchased and redeemed. (See "Distribution of Contracts" and "Redemptions".)

Premature payments of benefits under a Contract may cause a penalty tax to be incurred. (See "Federal Tax Status".)

                             THE INSURANCE COMPANY

SAFECO is a stock life insurance company organized under the insurance laws of the state of Washington on January 23, 1957. SAFECO is primarily engaged in the writing of individual and group life, accident and health insurance and annuity policies. SAFECO is authorized to write insurance and annuities in the District of Columbia and all states, except New York. Its Home Office is located at 15411 N.E. 51st Street, Redmond, Washington 98052. SAFECO is a wholly-owned subsidiary of the SAFECO Corporation, which is a holding company whose subsidiaries are engaged primarily in insurance and financial service businesses.

                           SAFECO SEPARATE ACCOUNT C

The Separate Account was established pursuant to a resolution of the Board of Directors of SAFECO dated February 6, 1986. The Separate Account was established under the laws of the state of Washington and is registered as a unit investment trust under the 1940 Act. Such registration does not involve supervision of the investments or investment policies of the Separate Account and does not imply that the Contract has been approved or disapproved by the Commission.

The income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to the other income, gains or losses of SAFECO. These assets are held with relation to the Contracts described in this Prospectus and such other Variable Annuity contracts as may be issued by SAFECO and designated by it as participating in the Separate Account.

Although the assets maintained in the Separate Account will not be charged with any liabilities arising out of any other business conducted by SAFECO, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of SAFECO. Accordingly, all of SAFECO's assets are available to meet its contractual obligations and expenses under the Contracts participating in the Separate Account.

                      SUB-ACCOUNTS OF THE SEPARATE ACCOUNT
                            AND THE AVAILABLE FUNDS

Twelve Sub-Accounts, each of which reflects the investment performance of a specific underlying mutual fund in which the Sub-Account invests, are available under the Contracts. Subject to certain limitations and any restrictions by an applicable retirement plan, the Owner may elect to have Net Purchase Payments credited to any of the available Sub-Accounts.

Five of the Sub-Accounts invest in shares of the corresponding portfolio of the SAFECO Resource Series Trust, an open-end diversified management investment company (the "SAFECO Funds"). Seven of the Sub-Accounts invest in shares of the Other Available Funds.

The SAFECO Funds were formed specifically to serve as an investment medium for the Separate Account or other segregated asset accounts established by SAFECO or an affiliate of SAFECO ("Other Separate Accounts"). The SAFECO Funds reserve the right to offer their shares to Separate or other segregated asset accounts established by other insurance companies. SAFECO Asset Management Company ("SAFECO Management"), SAFECO Plaza, Seattle, Washington 98185, a wholly-owned subsidiary of SAFECO Corporation, is the investment adviser to the SAFECO Funds and also performs certain administrative functions for each SAFECO Fund. SAFECO provides certain personnel and facilities utilized by SAFECO Management in performing its investment advisory and administrative functions.

The Other Available Funds are open-end management investment companies. The Other Available Funds are designed to serve as investment vehicles for variable annuity and variable life insurance contracts of various insurance companies and currently are available to the separate accounts of a number of insurance companies including SAFECO. The investment adviser for each of the Other Available Funds is: Federated Advisers; Lexington Management Corporation; American Century Investment Management, Inc.; and Wanger Asset Management, L.P.

The Boards of Directors or Trustees of the Other Available Funds are responsible for monitoring the Other Available Funds for the existence of any material irreconcilable conflict between the interests of the owners of all separate accounts investing in the Other Available Funds and determining what action, if any, should be taken if a material irreconcilable conflict should occur. (See the prospectuses of the Other Available Funds for further discussion of the risks associated with the offering of Other Available Fund shares to the Separate Account and the separate accounts of other insurance companies. Also see the Statement of Additional Information regarding the terms of the Participation Agreements relating to the Separate Account's investment in the Other Available Funds.)

                  INVESTMENT OBJECTIVES OF THE AVAILABLE FUNDS

Set forth below is a summary of the investment objectives of the Available Funds. There can be no assurance that these objectives will be achieved. The Available Funds' prospectuses accompany this Prospectus; investors should read them carefully before investing.

                                THE SAFECO FUNDS

SAFECO RESOURCE BOND FUND (SAFECO RESOURCE BOND SUB-ACCOUNT). The investment objective of the SAFECO Resource Bond Sub-Account is to seek as high a level of current income as is consistent with the relative stability of capital. The SAFECO Resource Bond Sub-Account invests in the SAFECO Resource Bond Fund. To pursue its investment objective, the SAFECO Resource Bond Fund invests primarily in medium-term debt securities. Although the SAFECO Resource Bond Fund does not intend to purchase below investment grade bonds during the coming year, it may hold up to 20% of total assets in bonds which are downgraded after purchase to below investment grade quality by Standard & Poor's Corporation or Moody's Investors Services, Inc. Below investment grade bonds are commonly referred to as high-yield or "junk" bonds and have special risks associated with them. (See the SAFECO Funds' prospectus and statement of additional information for more information.)

SAFECO RESOURCE EQUITY FUND (SAFECO RESOURCE EQUITY SUB-ACCOUNT). The investment objective of the SAFECO Resource Equity Sub-Account is to seek long-term growth of capital and reasonable current income. The SAFECO Resource Equity Sub-Account invests in the SAFECO Resource Equity Fund. To pursue its investment objective, the SAFECO Resource Equity Fund ordinarily invests principally in common stocks or securities convertible into common stocks. Fixed-income securities may be purchased in accordance with business and financial conditions.

SAFECO RESOURCE GROWTH FUND (SAFECO RESOURCE GROWTH SUB-ACCOUNT). The investment objective of the SAFECO Resource Growth Sub-Account is to seek growth of capital and the increased income that ordinarily follows from such growth. The SAFECO Resource Growth Sub-Account invests in the SAFECO Resource Growth Fund. To pursue its investment objective, the SAFECO Resource Growth Fund ordinarily invests a preponderance of its assets in common stocks selected primarily for potential appreciation. To determine those common stocks which have the potential for long-term growth, SAFECO Management evaluates the issuer's financial strength, quality of management and earning power. Because the SAFECO Resource Growth Fund invests primarily in common stock selected for potential appreciation, its share price may be more volatile than the other equity funds.

SAFECO RESOURCE MONEY MARKET FUND (SAFECO RESOURCE MONEY MARKET
SUB-ACCOUNT). The investment objective of the SAFECO Resource Money Market Sub-Account is to seek as high a level of current income as is consistent with the preservation of capital and liquidity through investments in high-quality money market investment maturing in thirteen months or less. The SAFECO Resource Money Market Sub-Account invests in the SAFECO Resource Money Market Fund which seeks to maintain a net asset value per share of $1.00. SHARES OF THE SAFECO RESOURCE MONEY MARKET FUND ARE NEITHER INSURED, NOR GUARANTEED, BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE SAFECO RESOURCE MONEY MARKET FUND WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

SAFECO RESOURCE NORTHWEST FUND (SAFECO RESOURCE NORTHWEST SUB-ACCOUNT). The investment objective of the SAFECO Resource Northwest Sub-Account is to seek long-term growth of capital through investing primarily in Northwest companies. The SAFECO Resource Northwest Sub-Account invests in the SAFECO Resource Northwest Fund. To pursue its investment objective, the SAFECO Resource Northwest Fund invests at least 65% of its total assets in securities issued by companies with their principal executive offices located in Washington, Alaska, Idaho, Oregon or Montana. The SAFECO Resource Northwest Fund ordinarily invests its assets in shares of common stock selected primarily for potential long-term appreciation. The SAFECO Resource Northwest Fund also may occasionally invest in securities convertible into common stock.

                           THE OTHER AVAILABLE FUNDS

FEDERATED HIGH INCOME BOND FUND II (FEDERATED HIGH INCOME BOND SUB-ACCOUNT). The investment objective of the Federated High Income Bond Sub-Account is to seek high current income. The Federated High Income Bond Sub-Account invests in the Federated High Income Bond Fund II. To pursue its investment objective, the Federated High Income Bond Fund II invests primarily in a diversified portfolio of professionally managed fixed-income securities. The fixed-income securities in which the Federated High Income Bond Fund II intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Some of these fixed-income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income.

FEDERATED UTILITY FUND II (FEDERATED UTILITY SUB-ACCOUNT). The investment objective of the Federated Utility Sub-Account is to seek high current income and moderate capital appreciation. The Federated Utility Sub-Account invests in the Federated Utility Fund II. To pursue its investment objective, the Federated Utility Fund II invests primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies that produce, transmit, or distribute gas and electric energy as well as those companies that provide communications facilities, such as telephone and telegraph companies. Under normal market conditions, the Federated Utility Fund II invests at least 65% of its total assets in securities of utility companies.

LEXINGTON EMERGING MARKETS FUND (LEXINGTON EMERGING MARKETS SUB-ACCOUNT). The investment objective of the Lexington Emerging Markets Sub-Account is to seek long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets. The Lexington Emerging Markets Sub-Account invests in the Lexington Emerging Markets Fund. To pursue its investment objective, the Lexington Emerging Markets Fund invests primarily in emerging country and emerging market equity securities of all types of common stocks and equivalents (the following constitute equivalents: convertible debt securities and warrants), although the Fund also may invest in preferred stocks, bonds, and money market instruments of foreign and domestic companies, the U.S. government, and its agencies. The Lexington Emerging Markets Fund, under normal conditions, will invest at least 65% of its total assets in emerging country and emerging market equity securities in at least three countries outside of the U.S. and at all times will invest in a minimum of three countries outside of the U.S. Investments in emerging country equity securities are not subject to a maximum limit, and it is the intention of the Lexington Emerging Markets Fund's adviser to invest substantially all of the Fund's assets in such securities. For purposes of its investment objective, the Lexington Emerging Markets Fund considers emerging country equity securities to be any country whose economy and market the World Bank or United

Nations considers to be emerging or developing, and the Fund also may invest in equity securities and equivalents, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such emerging countries and emerging markets or sales made in such countries.

LEXINGTON NATURAL RESOURCES FUND (LEXINGTON NATURAL RESOURCES SUB-ACCOUNT). The investment objective of the Lexington Natural Resources Sub-Account is to seek long-term growth of capital through investing primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. The Lexington Natural Resources Sub-Account invests in the Lexington Natural Resources Fund. To pursue its investment objective, the Lexington Natural Resources Fund seeks to identify securities of companies that, in its management's opinion, are undervalued relative to the value of natural resource holdings of such companies in light of current and anticipated economic or financial conditions. The Lexington Natural Resources Fund will consider a company to have substantial natural resource assets when, in its management's opinion, the company's holdings of the assets are of such magnitude, when compared to the capitalization, revenues or operating profits of the company, that changes in the economic value of the assets will affect the market price of the equity securities of such company, which, generally, is when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from, directly or indirectly through subsidiaries, exploring, mining, refining, processing, fabricating, dealing in or owning natural resource assets. Up to 25% of the Lexington Natural Resources Fund's total assets may be invested in securities principally traded in markets outside the U.S.

AMERICAN CENTURY VP BALANCED FUND (AMERICAN CENTURY VP BALANCED
SUB-ACCOUNT). The investment objective of the American Century VP Balanced Sub-Account is capital growth and current income. The American Century VP Balanced Sub-Account invests in the American Century VP Balanced Fund. To pursue its investment objective with regard to the equity portion of the portfolio, the American Century VP Balanced Fund invests primarily in common stocks, including securities convertible into common stocks and other equity equivalents and other securities that meet certain standards, and have better-than-average potential for appreciation. Management of the American Century VP Balanced Fund intends to maintain approximately 60% of its assets in such securities, regardless of the movement of stock prices. Management intends to maintain approximately 40% of its assets in fixed income securities, with a minimum of 25% of that amount in fixed income senior securities. The fixed income securities will be chosen based on their level of income production and price stability.

The American Century VP Balanced Fund may invest in a diversified portfolio of debt and other fixed-rate securities payable in U.S. currency. These may include obligations of the U.S. Government (Treasury Bills, Treasury notes, and U.S. Government Bonds supported by the full faith and credit of the United States, its agencies and instrumentalities), corporate securities (bonds, notes, preferred and convertible issues), and sovereign government, municipal, mortgage-related and other asset-backed securities.

AMERICAN CENTURY VP INTERNATIONAL FUND (AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT). The investment objective of the American Century VP International Sub-Account is capital growth. The American Century VP International Sub-Account invests in the American Century VP International Fund. To pursue its investment objective, the American Century VP International Fund invests primarily in securities of foreign companies that meet certain standards that have potential for appreciation. The American Century VP International Fund will invest primarily in common stocks of such companies, including depositary receipts for common stocks and other equity equivalents. The American Century VP International Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally. Under normal conditions, the American Century VP International Fund will invest at least 65% of its assets in common stocks or other equity equivalents from at least three countries outside the United States. When management believes that the total capital growth potential or other securities equals or exceeds the potential return of common stocks, it may invest up to 35% of its assets in such other securities.

In order to achieve maximum investment flexibility, the American Century VP International Fund has not established geographic limits on asset distribution on either a country-by-country or region-by-region basis. Management expects to invest both in issuers whose principal place of business is located in countries with developed economies and in countries with less developed economies. The principal criterion for inclusion of a security in the fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the fund's investment manager, to achieve better-than-average appreciation.

The other securities in which the American Century VP International Fund may invest are convertible securities, preferred stocks, bonds, notes and debt securities of companies, obligations of domestic and foreign governments and their agencies.

WANGER U.S. SMALL CAP FUND (WANGER U.S. SMALL CAP SUB-ACCOUNT). The investment objective of the Wanger U.S. Small Cap Sub-Account is to seek long-term capital growth. The Wanger U.S. Small Cap Sub-Account invests in the Wanger U.S. Small Cap Fund. To pursue its investment objective, the Wanger U.S. Small Cap Fund invests mostly in stocks of small and medium-size companies, concentrating on companies with a total market capitalization of less than $1 billion. The Wanger U.S. Small Cap Fund invests mostly in U.S. companies, but also may invest up to one-third of its total assets in foreign securities.
                            ------------------------

The values of the investments held in the Available Funds fluctuate daily and are subject to the risk of changing economic conditions as well as the risks inherent in the ability of management to anticipate changes in such investments necessary to meet changes in economic conditions. Additional information concerning the Available Funds, including information as to the expenses paid by the Available Funds, is given in the Available Funds' prospectuses which accompany and should be read in conjunction with this Prospectus.

SUBSTITUTION OF OTHER SECURITIES OR AVAILABLE FUNDS. If the shares of any Available Funds should no longer be available for investment by the Separate Account or, if in the judgment of SAFECO further investment in such Funds' shares should become inappropriate, SAFECO may substitute shares of some other investment company for Fund shares already purchased or to be purchased in the future under the Contract. Any substitution will be made pursuant to any prior approval of the Commission and compliance with all applicable rules and regulations. In the event of any substitution or change, SAFECO will endorse the Contract if necessary to reflect the substitution or change.

                         DEDUCTIONS UNDER THE CONTRACTS

CONTINGENT DEFERRED SALES CHARGE. SAFECO makes no deduction from Purchase Payments for sales expenses, but does impose a Contingent Deferred Sales Charge. SAFECO incurs sales expenses upon the issuance of the Contracts. Such expenses include commissions, costs of advertising and sales promotion, costs associated with this Prospectus allocable to new sales, and sales administration and related costs. Because the Contracts are normally purchased for the long term, SAFECO expects to recover these costs over time. If, however, a Contract is totally or partially surrendered, a Contingent Deferred Sales Charge is imposed at that time as a means for SAFECO to recover sales expenses.

The Contingent Deferred Sales Charge is assessed on withdrawals during the first six Contract Years. The charge is 7% of the amount withdrawn during the first Contract Year. The percentage scales downward by one percent each Contract Year so that during the second Contract Year the charge is 6% and during the sixth Contract Year is 2%. Beginning in the seventh Contract Year there will be no charge.

Each Contract Year, an Owner generally may withdraw up to 10% of the Contract Value without payment of the Contingent Deferred Sales Charge. Thus, if there is more than one withdrawal per Contract Year, the free withdrawal amount will be recalculated at the time of each withdrawal. Further, a maximum charge of $25 is assessed for each withdrawal after the first taken in any Contract Year. SAFECO has represented in documents filed with the SEC that this charge for withdrawals in excess of one withdrawal per Contract Year is consistent with the expenses assumed by SAFECO based on its review of its requirements and likely costs over the duration of the Contracts.

No Contingent Deferred Sales Charge will be deducted from the Contract Value due to: Transfers between Sub-Accounts (see "Transfers Between Sub-Accounts" and "Other Services"); withdrawals made pursuant to a Settlement Option (see "Settlement Options"); annual required minimum distributions; the death of the Owner; or withdrawals for payment of the Annual Administration Maintenance Charge.

PREMIUM TAX. Deduction for premium taxes will be made only in those instances and at such time as the laws and regulations of the various states (or other jurisdictions) assess such a tax and where SAFECO determines that such premium taxes have resulted from the establishment or maintenance of the Contract or any portion of the Contract, the receipt by SAFECO of Purchase Payments, or the commencement of annuity payments. Premium tax assessments are based on the address of record of the Payor at the time a premium tax may be payable. It is SAFECO's current practice not to assess the applicable deduction for premium taxes to Qualified Contracts, although SAFECO reserves the right to assess such deduction to Qualified Contracts in the future. SAFECO currently assesses the applicable deduction for premium taxes to Non-Qualified Contracts. Premium taxes presently range from 0% to 3.5% of Purchase Payments or the amount applied to a Settlement Option, as the case may be.

CONTRACT ADMINISTRATION CHARGES. SAFECO performs or delegates all administrative functions relative to the Contracts. Except as noted below, deductions are made under each Contract for the expenses associated with such functions. Such expenses may include salaries, rent, office equipment, communications, postage, legal, actuarial, and auditing fees. SAFECO may receive compensation from the investment advisers or administrators of the Available Funds consistent with the administrative services rendered to such entities.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE. If the Contract Value is below $100,000 an Annual Administration Maintenance Charge of $30 will be deducted from the Contract Value. There is no charge if the Contract Value is $100,000 or above. SAFECO may change the amount of the Annual Administration Maintenance Charge but in no event will the Annual Administration Maintenance Charge exceed the lesser of $40 per Contract Year or the anticipated costs. This charge may be eliminated when the Contracts are issued to an officer, director or employee of SAFECO or any of its affiliates. In no event will reductions or elimination of this charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

The entire Annual Administration Maintenance Charge is deducted from the Contract Value in one Sub-Account or the Fixed Account, which is determined according to the following order: the SAFECO Resource Money Market Sub-Account; SAFECO Resource Bond Sub-Account; the American Century VP Balanced Sub-Account; the American Century VP International Sub-Account; the Wanger U.S. Small Cap Sub-Account; the Federated Utility Sub-Account; the Federated High Income Bond Sub-Account; the Lexington Natural Resources Sub-Account; the Lexington Emerging Markets Sub-Account; the SAFECO Resource Equity Sub-Account; the SAFECO Resource Northwest Sub-Account; the SAFECO Resource Growth Sub-Account; and the Fixed Account.

For example, if there is Contract Value only in the SAFECO Resource Money Market Sub-Account, American Century VP Balanced Sub-Account and the Wanger U.S. Small Cap Sub-Account, then the Annual Administration Maintenance Charge of $30 is deducted from the SAFECO Resource Money Market Sub-Account, while if there is Contract Value only in the American Century VP Balanced Sub-Account, American Century VP International Sub-Account and the Wanger U.S. Small Cap Sub-Account, then the Annual Administration Maintenance Charge of $30 is deducted from the American Century VP Balanced Sub-Account. The Annual Administration Maintenance Charge is deducted by redeeming the number of Accumulation Units in the applicable Sub-Account equal in value to the Annual Administration Maintenance Charge or by deducting the amount of the Annual Administration Maintenance Charge from the Fixed Account. (See "Fixed Account".) The deduction is made on the last day of each Contract Year and upon a complete withdrawal of all Contract Value from all Sub-Accounts and the Fixed Account.

ASSET RELATED ADMINISTRATION CHARGE. To further defray administrative costs, SAFECO deducts a charge of .000411% of the average daily net asset value of the Sub-Account(s) of the Separate Account per day, which is approximately equal to an annual rate of .15% for a 365 day year. SAFECO guarantees that the Asset Related Administration Charge will never be increased.

DEDUCTION FOR ASSUMING MORTALITY AND EXPENSE RISKS. SAFECO assumes a mortality risk by its contractual obligation to pay a death benefit to the Beneficiary if the Owner dies prior to the Annuity Date. Moreover, the minimum guaranteed death benefit, which reflects increases in Contract Value, imparts a significant mortality risk on SAFECO. SAFECO also assumes the risk that annuity payments will continue for a longer period than anticipated. SAFECO assumes the expense risk that the deductions for sales and administration charges may prove to be insufficient to cover the actual expenses incurred. Further, SAFECO assumes an expense risk from the fact that the Contract does not impose any surrender or similar charge on the death benefit or upon election of a Settlement Option. SAFECO assumes these risks for the duration of the Contract. As compensation for assuming these risks, SAFECO imposes a charge based on assets, during the Accumulation Period and the Annuity Period.

The charge is .002466% per day of the average daily net asset value of the Sub-Accounts for assuming mortality risks, including the minimum guaranteed death benefit, and .000959% for assuming expense risks. These charges, when combined, are approximately equal to 1.25% on an annual basis for a 365 day year. The charge, together with the Administrative charge, is applied at the end of each Valuation Period through a factor used in the determination of the net investment results of the Sub-Accounts. (See "Net Investment Factor".)

Revenue received from the mortality and expense risk and administrative charges is added to the General Account of SAFECO and is not specifically earmarked for any other purpose. SAFECO utilizes the assets in its General Account to meet administration, mortality and general expenses, as well as any shortfall in the recovery of distribution costs related to the Contracts. Charges under other contracts SAFECO issues also provide a source of revenue to meet these expenses. Based upon SAFECO's actuarial projections, it is possible that the Contingent Deferred Sales Charge described above may, at least initially, be insufficient to recover all of the distribution costs and related expenses incurred in connection with the Contracts. In such event, some portion of the mortality and expense risk charges (to the extent such charges comprise surplus in the General Account) may be utilized by SAFECO to meet such excess sales expenses.

AVAILABLE FUND EXPENSES. There are deductions from and expenses paid out of the assets of the Available Funds that are described in the prospectuses for those Funds. These deductions and expenses and the investment performance of the Available Funds affect the value of Accumulation Units. (See "The Accumulation Period".)

                         TRANSFERS BETWEEN SUB-ACCOUNTS

At any time, the Owner may elect by written notice to the Home Office or by properly executed telephone instructions to transfer amounts between the Sub-Accounts. The number of Accumulation Units equal to the amount to be transferred from a Sub-Account will be deducted from that Sub-Account and the number of Accumulation Units equal to the amount transferred will be credited to the other Sub-Account(s). Each such transfer must involve a minimum of $500, except for transfers made pursuant to certain Programs. (See "Other Services".) If the remaining balance of any Sub-Account after a transfer would be less than $500, the remaining balance also will be transferred. The minimum amount that may be transferred into a Sub-Account is $50.

An Owner may make up to twelve transfers each Contract Year at no charge. A charge of $10 per transfer may be charged for transfers in excess of these limitations. Transfers effected pursuant to certain Programs will not be counted towards these limitations. (See "Other Services".) However, unscheduled transfers are limited by the terms of certain Programs. Further, there are certain limitations upon an Owner's ability to transfer from and to the Fixed Account. (See "Fixed Account".) Transfer requests may be deferred or suspended, as permitted under the 1940 Act.

                                  REDEMPTIONS

Subject to certain requirements in the Contracts, an Owner may, at or prior to the Annuity Date, redeem all or part of the Contract Value, except that, if the value of the Sub-Account being partially redeemed would be less than $500 after such redemption, the remaining balance will also be redeemed (in Maine, South Carolina and Texas, the minimum remaining balance to keep a Sub-Account open after a redemption is $1,000). The minimum amount that may be redeemed is $500, or the Contract Value, if less. The redemption will be effected by canceling the number of Accumulation Units equal in value to the amount of the redemption request. Accumulation Units will be canceled at the Accumulation Unit value as of the end of the Valuation Period in which the request for redemption is received at the Home Office.

Any applicable Contingent Deferred Sales Charge will be deducted from the redemption value determined as described above and below. (See "Deductions Under the Contracts".) The annuitant has no redemption right under the Contracts subsequent to the commencement of annuity payments.

Payment of a redemption request will be made within seven (7) days of receipt of such request in proper and complete form, except that payment of a redemption request, like a transfer request, may be deferred as permitted under provisions of the 1940 Act, for any period when: (i) the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings); (ii) trading on the Exchange is restricted as determined by the Commission or the Exchange is closed for other than weekends and holidays; (iii) an emergency exists as determined by the Commission as a result of which disposal by an Available Fund of securities held by it is not reasonably practicable, or it is not reasonably practicable for an Available Fund fairly to determine the value of its net assets; or (iv) the Commission by order so permits for the protection of security holders.

The tax consequences, including the tax withholding requirements, of a redemption should be carefully considered. (See "Federal Tax Status".)

                                 OTHER SERVICES

THE PROGRAMS. SAFECO offers several investment related programs which are available only during the Accumulation Period: Dollar Cost Averaging; Automatic Transfers; Appreciation or Interest Sweeps; Sub-Account Rebalancing; Systematic Investment; and Periodic Withdrawal Programs. Certain of the Programs are alternatives with respect to any one Sub-Account; other Programs may be combined. Thus, the Dollar Cost Averaging Program, the Automatic Transfer Program and the Appreciation or Interest Sweep Program are alternatives with respect to the selected Sub-Account, and in all cases with respect to the Fixed Account. However, the Sub-Account Rebalancing Program may be combined with each of the other Programs, but it is not available with respect to the Fixed Account. Under each Program, the related transfers between and among Sub-Accounts and the Fixed Account are not counted as one of the twelve free transfers. However, if an Owner executes an unrelated voluntary transfer from the Sub-Account participating in a Program, other than the Sub-Account Rebalancing Program, the Program will be terminated for the remainder of the Contract Year. In addition, if a Program is terminated before six Program transfers have occurred, the six Program transfers are counted as part of the twelve free transfers. If the balance in a Sub-Account would be less than $500 as a result of a transfer pursuant to one of these Programs, other than the Appreciation or Interest Sweep and Sub-Account Rebalancing Programs, then the entire balance in that Sub-Account will also be transferred. Each of the Programs has its own requirements, as discussed below.

If the Owner has submitted the required telephone authorization form, certain changes may be made by telephone. For those programs involving transfers, Owners may change instructions by telephone with regard to which Sub-Accounts or the Fixed Account Contract Value may be transferred. SAFECO will not be responsible for the authenticity of telephone instructions nor for any loss, damage, cost or expense arising out of any telephone instructions that SAFECO reasonably believes to be authentic based on its verification procedures. Such procedures may include requiring certain personal identification information prior to acting on telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If SAFECO does not employ reasonable verification procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses arising out of any action on its part or any failure or omission to act as a result of its own negligence, lack of good faith, or willful misconduct.

DOLLAR COST AVERAGING PROGRAM. SAFECO offers a Dollar Cost Averaging Program during the Accumulation Period whereby an Owner may predesignate a portion of any Sub-Account's Contract Value or the Fixed Account's Contract Value to be automatically transferred on a monthly or quarterly basis to one or more of the other Sub-Accounts or to the Fixed Account. The amount to be transferred may be expressed as a set dollar amount or as a percentage of the Contract Value in the selected Sub-Account or the Fixed Account. Transfers from the Fixed Account are subject to a maximum of 1.33% monthly or 4% quarterly of the Contract Value in the Fixed Account at the time of the initial transfer. Upon election of the Dollar Cost Averaging Program the limitations on transfers from the Fixed Account will be calculated. The resultant limitations will apply for the entire duration of participation in this Program. Each Dollar Cost Averaging transfer is subject to a minimum transfer of fifty dollars ($50).

The Dollar Cost Averaging Program is available for Purchase Payments and for Contract Value transferred into any Sub-Account. An Owner may enroll in this Program at the time the Contract is issued or anytime thereafter by properly completing the Dollar Cost Averaging enrollment form and returning it to SAFECO at its Home Office at least ten (10) business days prior to the first business day of the month, which is the date that all Program transfers will be made ("Transfer Date"). This Program must be elected for at least a six (6) month period.

If the Contract Value in the participating Sub-Account or the Fixed Account does not equal or exceed the amount designated to be transferred on each Transfer Date, Dollar Cost Averaging will cease automatically and the remaining amount will be transferred.

Dollar Cost Averaging will terminate when (i) the designated monthly or quarterly amounts of transfers have been completed, (ii) the Owner requests termination in writing and such writing is received at the Home Office at least ten (10) business days prior to the next Transfer Date in order to cancel the transfer scheduled to take effect on such date, (iii) the Owner effects any other transfer from the participating Sub-Account or the Fixed Account while the Dollar Cost Averaging Program is in effect, or (iv) the Contract is surrendered. In addition, if any transfer or withdrawal has been made from the Fixed Account during the Contract Year, the Dollar Cost Averaging Program may not be established through the Fixed Account for that Contract Year.

An Owner may initiate, reinstate or change the Dollar Cost Averaging terms by properly completing a new enrollment form and returning it to the Home Office at least ten (10) business days prior to the next Transfer Date such transfer is to be made.

When utilizing Dollar Cost Averaging an Owner may be invested in either a Sub-Account or the Fixed Account and may be invested in any other Sub-Accounts or the Fixed Account at any given time.

AUTOMATIC TRANSFER PROGRAM. The Automatic Transfer Program is identical to the Dollar Cost Averaging Program in all respects other than with regard to the limitations on transfers from the Fixed Account. The limitations on transfers from the Fixed Account are recalculated annually. Transfers from the Fixed Account are limited to 1.5% monthly and 4.5% quarterly.

APPRECIATION OR INTEREST SWEEP PROGRAM. An Owner may enroll in the Appreciation or Interest Sweep Program through either or both the SAFECO Resource Money Market Sub-Account or the Fixed Account. Enrollment is limited to Owners whose total Contract Value is greater than $10,000. Under the Program, if appreciation on Contract Value in the SAFECO Resource Money Market Sub-Account or credited interest earned on Contract Value in the Fixed Account ("Earnings") is greater than 10%, the Earnings up to 10% of the Contract Value in the Fixed Account or the SAFECO Resource Money Market Sub-Account, respectively, will be transferred to any of the Sub-Accounts, other than the SAFECO Resource Money Market Sub-Account. Earnings in the SAFECO Resource Money Market Sub-Account may not be transferred to the Fixed Account. In no event may the total Contract Value transferred from the Fixed Account in each Contract Year exceed a total of 10% of the Contract Value for each such Contract Year in the Fixed Account computed at the time of the transfer. Moreover, the Program may not be instituted for the Fixed Account in any Contract Year during which transfers or withdrawals have been made from the Fixed Account. Transfers under this Program will be processed monthly, quarterly or annually on the Transfer Date.

SUB-ACCOUNT REBALANCING PROGRAM. In accordance with the Owner's election of the relative purchase payments percentage allocations, SAFECO will automatically rebalance the Contract Value of each Sub-Account either quarterly, semi-annually, or annually. SAFECO will automatically rebalance the Contract Value in each of the Sub-Accounts to match the current purchase payments percentage allocations as of the first Transfer Date during the period selected. Enrollment is limited to Owners whose total Contract Value is greater than $10,000 at the time the Program is selected. The Fixed Account is not included in this Program. The Program may be terminated at any time and the percentages may be altered by written authorization. The requested change must be received at the Home Office ten (10) days prior to the Transfer Date. If the Owner terminates the Program, a new Program may not be instituted until the next Contract Year. Since each sub-account invests in a corresponding underlying portfolio, this Program may sometimes be referred to as "Portfolio Rebalancing Program."

SYSTEMATIC INVESTMENT PROGRAM. Purchase Payments may be made by monthly draft against the bank account of any Owner that has completed and returned to SAFECO a Systematic Investment Program application and authorization form. The application and authorization form may be obtained from SAFECO or from the sales representative. Each Systematic Investment Program Purchase Payment is subject to a minimum of one hundred dollars ($100).

PERIODIC WITHDRAWAL PROGRAM. SAFECO will make monthly, quarterly or annual distributions of a predetermined dollar amount to an Owner that has enrolled in the Periodic Withdrawal Program. Under the Program, all distributions will be made directly to the Owner and will be treated for federal tax purposes as any other withdrawal or distribution of Contract Value. (See "Federal Tax Status".) An Owner may specify the amount of each withdrawal, subject to a minimum of $250. In each Contract Year, up to 10% of Contract Value may be withdrawn without the imposition of any Contingent Deferred Sales Charge. If withdrawals pursuant to the Program are greater than 10% of Contract Value in any Contract Year, the amount of the withdrawals greater than 10% will be subject to the applicable Contingent Deferred Sales Charge. Any ad hoc withdrawals an Owner makes during a Contract Year will be aggregated with withdrawals pursuant to the Program to determine the applicability of any Contingent Deferred Sales Charge. If the frequency of withdrawals under the Program is greater than annually, SAFECO will charge an annual fee of $25 to compensate it for the added administrative costs.

Unless the Owner specifies the Sub-Account or Sub-Accounts or the Fixed Account from which withdrawals of Contract Value shall be made or if the amount in a specified Sub-Account is less than the predetermined amount, SAFECO will make withdrawals under the Program from the Sub-Accounts and the Fixed Account in amounts proportionate to the amounts in the Sub-Accounts and the Fixed Account. Withdrawals are subject to the applicable minimum Sub-Account balances. All withdrawals under the Program will be effected by canceling the number of Accumulation Units equal in value to the amount to be distributed to the Owner and any applicable Contingent Deferred Sales Charge.

The Program may be combined with all other Programs except those entailing transfers or withdrawals from the Fixed Account. However, the Owner may terminate such other program and may begin participation in the Program on the first day of the next Contract Year.

It may not be advisable to participate in the Program and incur a Contingent Deferred Sales Charge when making additional Purchase Payments under the Contract.

                                 FIXED ACCOUNT

Owners may allocate Purchase Payments to the Fixed Account. In addition, Owners may transfer amounts in or out of the Fixed Account. Such fixed amounts are held in the General Account of SAFECO. Because of exemptive and exclusionary provisions, amounts in the Fixed Account have not been registered under the Securities Act of 1933 and the Fixed Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these acts and, as a result, the staff of the Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for the aspects of the Contract involving the Separate Account and contains only selected information regarding the Fixed Account. More information regarding the Fixed Account may be obtained from the Home Office or from the sales representative.

GENERAL DESCRIPTION. SAFECO's obligations with respect to the Fixed Account are supported by SAFECO's General Account. Subject to applicable law, SAFECO has sole discretion over the investment of the assets in the General Account.

SAFECO guarantees that Fixed Account Contract Value will accrue interest at an annual effective rate of at least 3%, independent of the actual investment experience of the General Account. SAFECO may, in its sole discretion, credit higher rates of interest, although SAFECO is not obligated to credit interest in excess of the guaranteed rate. SAFECO will credit interest to the amount allocated to the Fixed Account at a rate determined according to SAFECO's investment year method of assigning interest credits. Interest credits will be based on the original period of receipt of amounts allocated to the Fixed Account. Each amount allocated to the Fixed Account will be credited with the Guaranteed Interest Rate determined for that period during which the allocation to the Fixed Account is received by SAFECO.

SAFECO will credit the Guaranteed Interest Rate for a period of no less of than twelve months (the "Interest Guarantee Period"). The Initial Interest Guarantee Period begins with the date Purchase Payments are first allocated to the Fixed Account. For the next subsequent Interest Guarantee Period, the Guaranteed Interest Rate will be determined as soon as practicable prior to the end of the current Interest Guarantee Period. Currently, SAFECO establishes subsequent Guaranteed Interest Rates twice annually (April 1 and October 1). Under the Contracts, SAFECO has reserved the right to establish subsequent Guaranteed Interest Rates more frequently than twice annually, but in all cases the rates will be guaranteed for no less than twelve months. Any higher rate of interest will be quoted at an annual effective rate.

The Settlement Options that are available on a variable basis also are available on a fixed basis through the Fixed Account. (See "Settlement Options".) If, as of the Annuity Date, a Settlement Option has not been selected, SAFECO will make annuity payments under Option 3.

FIXED ACCOUNT CONTRACT VALUE. The Fixed Account Contract Value on any Valuation Date is the sum of the Purchase Payments allocated to the Fixed Account, plus any transfers from a Sub-Account, plus interest credited to the Fixed Account, less any previous withdrawals, related withdrawal charges, or Annual Administration Maintenance Charge allocated to the Fixed Account, or transfers to a Sub-Account or transfer charges allocated to the Fixed Account.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE. The entire Annual Administration Maintenance Charge may be deducted from the Contract Value in the Fixed Account, according to the order described above under "Deductions under the Contract." The Annual Administration Maintenance Charge is deducted from the Fixed Account by deducting the amount of the Annual Administration Maintenance Charge from the Contract Value in the Fixed Account. The deduction is made on the last day of each Contract Year and upon a complete withdrawal of all Contract Value. (See "Contract Administration Charges".)

Furthermore, if the Annual Administration Maintenance Charge is to be deducted from the Fixed Account, the Annual Administration Maintenance Charge will be reduced if (i) it is greater than the Purchase Payments received for the current Contract Year and (ii) the excess charge over those Purchase Payments would reduce the net interest on the Fixed Account to below the Guaranteed Interest Rate on the Fixed Account. In that case, the Annual Administration Maintenance Charge will be limited to the amount of Purchase Payments received during the Contract Year plus the amount of interest credited in excess of the guaranteed interest rate on the Fixed Account.

FIXED ACCOUNT TRANSFERS AND PARTIAL WITHDRAWALS. Amounts in the Fixed Account are generally subject to the same rights and limitations and will be subject to the same charges as are amounts allocated to the Sub-Accounts with respect to total and partial withdrawals. (See "Transfers Between Sub-Accounts" and "Redemptions".) Transfers out of the Fixed Account are limited to a minimum of at least $500 (or, if less, the entire amount in the Fixed Account) and a maximum of 10% of the Contract Value in the Fixed Account in each Contract Year. Transfers into the Fixed Account must be at least $50. In the alternative, an Owner may elect, once per Contract Year, to have pre-established automatic monthly or quarterly transfers made from the Fixed Account. (See "Other Services".)

                               CONTRACT BENEFITS

GENERAL. The objective of the Contracts is to provide Contract Value and Settlement Options which will tend to reflect changes in the cost of living subsequent to the date of issue of the Contract. There is no assurance that this objective will be met. SAFECO seeks to accomplish this objective by allocating Net Purchase Payments, as directed by the Owner, to one or more of the Sub-Accounts.

Each Contract is issued to the Owner. If consistent with applicable tax laws, a Contract may be owned jointly by spouses ("joint Owners"). Unless the Owner names an Annuitant in the application for, or amendment to, the Contract, the Owner will be considered the Annuitant. The Annuitant will become the Owner on commencement of a Settlement Option. Unless joint Owners name an Annuitant in the application for, or amendment to, the Contract, the older of the two joint Owners will be considered the Annuitant, for purposes of determining the limitations on selection of an Annuity Date. In addition, under Settlement Option 3, joint Owners may become "joint Annuitants." (See "Settlement Options".)

Subject to the minimum initial and subsequent Purchase Payment limitations, an Owner may continue to make Purchase Payments prior to the commencement of annuity payments. The Contracts provide for a variable monthly life annuity to begin at some future selected date, called the Annuity Date, with a provision that unless another Settlement Option is selected Variable Annuity payments will be made pursuant to Settlement Option 3, unless the Beneficiary is a non-natural person, in which case Variable Annuity payments will be made under Settlement Option 1. The Owner may elect one of the other Settlement Options provided by the Contracts. (See "Settlement Options".)

Each Contract contains a minimum guaranteed death benefit if the Owner dies prior to the Annuity Date, generally equal to the greater of (i) the Contract Value at the time of death or (ii) the last determined minimum guaranteed death benefit. Different death benefits may apply under special circumstances. For example, a different death benefit applies if the Beneficiary does not provide due proof of death and elect a Settlement Option or lump sum payment within six months of the Owner's death. The death benefits, surrender value, and Settlement Options under the Contract will not be less than the minimum benefits required by any statute of the state in which the Contract is delivered. (See "Payment on or after Death of Owner".)

The Owner may select a different form of Variable Annuity (see "Settlement Options") or change the Annuity Date (see "Payment Provisions"), by written notice to SAFECO received prior to any previously selected Annuity Date, except that any Annuity Date selected cannot be later than the date the Annuitant attains age 90. Once a Settlement Option has begun it is irrevocable. The Owner may elect that all or a portion of the Contract Value be applied to effect a fixed annuity. (See "Settlement Options".) An Owner also may, subject to certain restrictions, elect to redeem all or a portion of the Contract Value, less applicable charges. (See "Redemptions".) However, certain tax consequences may result from any such election. (See "Federal Tax Status".)

                            CERTAIN MINIMUM AMOUNTS

The minimum initial Purchase Payment under the Contract is $2,000 for a Qualified Contract and $5,000 for a Non-Qualified Contract. The minimum additional Purchase Payment is $250 under both a Qualified Contract and a Non-Qualified Contract. If a Systematic Investing Program is utilized the minimum additional Purchase Payment is $100.

If the amount available to be applied under a Settlement Option is $5,000, or less, SAFECO reserves the right to pay such amount in a lump sum cash distribution. If annuity payments would be or become less than $250, SAFECO has the right to change the frequency of payments to such intervals as will result in payment of at least $250. (See "The Annuity Period".)

Contracts may be redeemed in full or in part at any time prior to the Annuity Date, except that a partial redemption of less than $500 from any Sub-Account is not permitted, and the value of any Sub-Account after such partial redemption must be at least $500 or the entire value of the Sub-Account will be redeemed. (See "Redemptions".) The minimum amount that may be transferred from a Sub-Account is $500 and the minimum amount that may be transferred to a Sub-Account is $50. (See "Transfers".)

                            THE ACCUMULATION PERIOD

THE CONTRACT VALUE AND ACCUMULATION UNITS. During the period prior to the commencement of annuity payments, referred to herein as the Accumulation Period, a separate accumulation account is maintained under the Contracts for each Sub-Account into which Purchase Payments are directed. Each Net Purchase Payment is credited to each Sub-Account, or allocated among the Sub-Accounts, as directed by the Owner, in the form of Accumulation Units. Accumulation Units are credited separately to each Sub-Account. The number of Accumulation Units of each type credited to the Contract is determined by dividing each Net Purchase Payment by the value of an Accumulation Unit for that Sub-Account. The initial Purchase Payment will be credited to the Contract not later than two (2) business days following the date the properly completed application which accompanies the Purchase Payment is received at the Home Office. If an application is incomplete or incorrect, the applicant will be informed of the reasons for the delay, and the Purchase Payment will be returned to the applicant within five (5) business days of receipt unless the applicant specifically authorizes SAFECO to retain the Purchase Payment until the application is completed or corrected. Purchase Payments allocated to the Sub-Accounts must be received by 1:00 p.m., Pacific Time, to receive that day's Accumulation Unit value.

The value of any Sub-Account at any time is equal to the total number of Accumulation Units credited to that Sub-Account multiplied by the then applicable current value of an Accumulation Unit for that Sub-Account.

ACCUMULATION UNIT VALUES. The value of an Accumulation Unit, for each Sub-Account, will vary depending upon the investment experience of, and the charges and expenses deducted from, that Sub-Account. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value for the Sub-Account, as of the immediately preceding Valuation Period, by the Net Investment Factor for the current Valuation Period. The Accumulation Unit value for a Valuation Period is the value determined at the end of such period.

VALUATION DATE AND VALUATION PERIOD. Each date on which the assets of the Sub-Accounts are valued is a Valuation Date. The assets of the Sub-Accounts are valued as of 4:00 p.m., Eastern Standard Time, on each Valuation Date. The period from the time the Accumulation Unit value is determined as of one Valuation Date to the time such value is determined as of the next Valuation Date is called a Valuation Period.

NET INVESTMENT FACTOR. The net investment factor is a formula for measuring the change in Accumulation Unit value over a Valuation Period. It is determined for any Valuation Period: by dividing (a) the net asset value per share of the Available Fund as of the current Valuation Period, plus the per share amount of any dividend or capital-gains distributions made by the Available Fund, plus or minus the charge for taxes, if any, by (b) the net asset value per share of the Available Fund determined as of the end of the immediately preceding Valuation Period, and then subtracting from this result, (c) the daily equivalent of the mortality and expense risk charge, and (d) the daily equivalent of the Asset Related Administration Charge.

EXAMPLE OF CALCULATION OF ACCUMULATION UNIT VALUE. Suppose (a) the accumulation unit value for the preceding Valuation Period was $10.00; (b) the net asset value of a Fund share as of the end of the current Valuation Period is $10.50;
(c) the per-share amount of a distribution from the Available Fund during such Valuation Period was $.15; (d) the per-share amount of a tax liability was $00.00; (e) the net asset value of a Fund share as of the end of the previous Valuation Period as $10.40; (f) the per-share amount of a tax liability was $00.00; (g) the number of days in the current Valuation Period is one; (h) the daily deduction for assuming mortality and expense risks is .00003425; and (i) the daily deduction for the Asset Related Administrative Charge is .00000411. The net investment factor for the current Valuation Period is calculated as follows:

(b) + (c) - (d)    - (1 x (h)) - (1 x (i)) = Net Investment Factor
----------------
   (e) - (f)

then,

$10.50 + $.15 - $0.00    - (1 x .00003425) - (1 x .00000411) = 1.024
----------------------
    $10.40 - $0.00

The accumulation unit value for the preceding Valuation Period ($10.00) is then multiplied by the net investment factor for the current Valuation Period (1.024), which produces an accumulation unit value of $10.24 for the current Valuation Period. Although the example above shows unit values to two decimal places, actual unit values are calculated to six.

                               THE ANNUITY PERIOD

ANNUITY DATE. The Annuity Period begins after the Annuity Date chosen by the Owner, which must be a date prior to the time the Annuitant reaches Age 90. Annuity payments under one of the Settlement Options begin after the Annuity Date. An Owner may choose to have either the variable portion of the Contract or the fixed portion of the Contract or both annuitized on the Annuity Date. If an Owner chooses to have Annuity payments begin only for the variable portion or the fixed portion of the Contract, subsequent Net Purchase Payments will continue to be credited only to the portion of the Contract not yet annuitized. In addition if an Owner chooses to have only the variable portion or fixed portion of the Contract annuitized, the Owner must chose a second Annuity Date for the other portion of the Contract which is prior to the Annuitant's 90th birthday.

PAYMENT PROVISIONS. The Variable Annuity payments under the Contracts will vary in amount, either up or down, to reflect the investment performance of the Available Funds, as elected by the Owner. Each of the Sub-Accounts and corresponding Available Funds is available during the Annuity Period. The Owner should carefully consider the volatility and general risk characteristics of each Sub-Account. The Sub-Accounts that experience greater volatility and risks may be unsuitable for the Owner during the Annuity Period, as they could entail a complete loss of Variable Annuity payments.

Variable Annuity payments will commence on the Annuity Date selected by the Owner. The Annuity Date may be changed provided written election to change is received at the Home Office prior to any previous Annuity Date, the commencement of any Settlement Option, and the Annuitant's 90th birthday. (See "Federal Tax Status" for limitations of the Annuity Date under certain Qualified Contracts.) SAFECO will determine the day of the month that Variable Annuity payments will be made.

At the time of election, the Owner should consider the question of allocation of Contract Value between the available Sub-Accounts or the Fixed Account for the purchase of a fixed-dollar annuity. Allocation between the Fixed Account and the Sub-Accounts may be altered by the Owner immediately prior to the Annuity Date. If the Owner does not elect otherwise, Sub-Account Accumulation Units, after reduction for any applicable premium tax, will be applied to provide annuity payments that reflect the investment experience of such applicable Sub-Accounts.

The election of a Settlement Option must be made by the Beneficiary during the sixty (60) day period commencing with the date SAFECO receives notification of the Owner's death. If no election is made within the sixty (60) day period, then a single sum payment will be made to the Beneficiary. Any one of the Settlement Options described below may be elected by filing a written notice prior to the Annuity Date. (See "Settlement Options" for limitations under Qualified Contracts.) Once commenced the Settlement Options are irrevocable. If the Annuitant dies before the Annuity Date, the Owner must designate a new Annuitant within thirty (30) days of notice to SAFECO of the Annuitant's death or the Owner becomes the new Annuitant.

Upon annuitization, the Contract Value may be allocated among the available Sub-Accounts for the purchase of variable Settlement Options or fixed Settlement Options. Transfers immediately prior to annuitization will not be subject to a transfer charge. Moreover, assuming the Annuitant has not attained age 90, the Owner may elect to commence annuitization of either the Sub-Account Contract Value or the Fixed Account Contract Value and continue the Accumulation Period for the portion of the Contract not annuitized. If the amount to be applied under a Settlement Option is less than $5,000, SAFECO reserves the right to pay such amount in one sum instead. Also, if the annuity payments would be or become less than $250, SAFECO has the right to change the frequency of payments to such intervals as will result in payment of at least $250.

During the Annuity Period, SAFECO continues to deduct the mortality and expense risk charge (1.25%) and the Asset Related Administration Charge (0.15%), which are assessed during the Accumulation Period. The Annual Administration Maintenance Charge will not be deducted during the Annuity Period.

                               SETTLEMENT OPTIONS

OPTION 1 -- VARIABLE LIFE ANNUITY -- This is a Variable Annuity which provides monthly payments during the lifetime of the Annuitant with no monthly payments or other benefits payable after the date of his or her death. This Option offers a slightly higher level of monthly payments than Options 2 or 3, because no further payments are payable after the death of the Annuitant. It would be possible under this Option for only one annuity payment to be made if the Annuitant died before the due date of the second annuity payment, two if he or she died before the third annuity payment, etc.

OPTION 2 -- VARIABLE LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS
GUARANTEED -- This is a Variable Annuity which provides monthly payments during the lifetime of the Annuitant and further provides that if, at the death of the Annuitant, payments have been made for less than the elected period guaranteed, which may be 120 or 240 months, the annuity payments will be continued during the remainder of the guaranteed period to the named Beneficiary. The Beneficiary may elect to have the present value of the guaranteed Annuity remaining as of the date the notice of death is received by SAFECO commuted at the assumed investment rate of 4% and paid in a single lump sum payment.

OPTION 3 -- VARIABLE JOINT AND SURVIVOR LIFE ANNUITY -- This is a Variable Annuity that provides monthly payments during the joint lifetime of the Annuitant and their spouse, and thereafter during the lifetime of the survivor with no monthly payments or other benefits payable after the death of the survivor. It would be possible under this Option for only one annuity payment to be made if the Annuitant and their spouse died before the due date of the second annuity payment, two if they died before the third annuity payment, etc.

If, as of the Annuity Date, a Settlement Option has not been selected, SAFECO will make payments under Option 3, if the Beneficiary is a natural person. If, as of the Annuity Date, a Settlement Option has not been selected, SAFECO will make payments under Option 1, if the Beneficiary is a non-natural person.

In lieu of variable payments, an election may be made to apply a portion, or all, of the proceeds of the Contract to purchase a fixed dollar Annuity. Fixed dollar Annuities are not described in this Prospectus. Information concerning a fixed dollar Annuity can be obtained from SAFECO or any of its sales representatives.

Under Qualified Contracts, Option 2 with 240 monthly payments guaranteed, and any other option that would impair the Qualified tax status of the Contract, may not be available.

ANNUITY PURCHASE RATES. The Contracts contain a schedule of annuity rates based upon an assumed investment return of 4% for the Settlement Options. The annuity rates show how much the first monthly Variable Annuity payment will be for each $1,000 applied to effect the annuity. Except as noted below, the rates vary with the form of annuity, the date of birth and sex of the Annuitant, and the date on which the annuity is effected.

The annuity rates for the Contracts are based on, among other things, an annual interest rate, referred to as the assumed investment return of 4%. The assumed investment return affects both the amount of the first annuity payment and the pattern of subsequent payments. If the actual investment return should exceed the assumed investment return, the Variable Annuity payments would increase and, conversely, if the actual investment return should be less than the assumed investment return the payments would decrease. A higher assumed investment return would produce a higher initial payment but more slowly rising subsequent payments (or more rapidly falling subsequent payments) than the selection of a lower assumed investment return.

ANNUITY UNIT VALUES. The value of an Annuity Unit, for each Sub-Account, will vary depending upon the investment experience of, and the charges and expenses deducted from, that Sub-Account. For any Valuation Period the value of an Annuity Unit is determined by multiplying the value of an Annuity Unit in each Sub-Account, as of the immediately preceding Valuation Period by the Net Investment Factor for the Value

Period for which the value is being calculated, and dividing the result by a factor to adjust for the assumed investment return described under "Annuity Purchase Rates" above. (See "Net Investment Factor".)

NUMBER OF ANNUITY UNITS. The number of Annuity Units to be credited to the Annuitant will be determined by dividing the first monthly payment due under the selected Settlement Option by the value of the Annuity Unit calculated as of the 15th day of the preceding month, or the first subsequent Valuation Date if the 15th of the preceding month is not a Valuation Date. The resulting number of Annuity Units remains fixed during the Annuity payment period and is used to compute each Annuity payment.

TIME OF PAYMENT. The first Annuity payment is made on the Annuity Date.

AMOUNT OF PAYMENT. The dollar amount of the first monthly Variable Annuity payment under the Settlement Options is determined by applying the Contract Value, after deduction for premium taxes, if applicable, as of the 15th day of the preceding month, to the Variable Annuity tables contained in the Contract (which are guaranteed for the duration of the Contract). Thereafter, the dollar amount of each Variable Annuity payment is determined by multiplying the number of Annuity Units credited to the Annuitant by the value of the Annuity Unit, computed as described above, as of the 15th day of the preceding month.

                       PAYMENT ON OR AFTER DEATH OF OWNER

The Contract provides for a minimum guaranteed death benefit, provided that SAFECO receives due proof of death in a satisfactory form and election of a Settlement Option prior to six months from the date of the Owner's death. If the due proof of death or the election of a Settlement Option is received later than six months after the date of death of the Owner, SAFECO provides a death benefit that is subject to change based upon investment experience, as discussed below.

On the Valuation Date following receipt at the Home Office of the due proof of death and election of a Settlement Option before the Annuity Date and while the Contract was in force, SAFECO generally will pay to the designated Beneficiary a minimum guaranteed death benefit that is the greater of: (i) the Contract Value on the later of the date of due proof of death or the election of a Settlement Option; or (ii) the last determined minimum guaranteed death benefit.

The initial minimum guaranteed death benefit is equal to the initial Net Purchase Payment. The minimum guaranteed death benefit is reset at each sixth Contract Anniversary ("Six Year Contract Anniversary") to equal the greater of
(i) the then current Contract Value or (ii) the current minimum guaranteed death benefit. The greater of the two values becomes the new minimum guaranteed death benefit. The minimum guaranteed death benefit is fixed for the remaining duration of the Contract as of the last Six Year Contract Anniversary preceding the Owner's 76th birthday.

If the Contract is owned by joint Owners, the minimum guaranteed death benefit, or any other applicable death benefit, is payable only on the death of the elder Owner. Moreover, following the death of the elder Owner, if the joint Owner elects to continue the Contract, there is no further minimum guaranteed death benefit. The death benefit will be the Contract Value, which reflects Net Purchase Payments and withdrawals. Contract Value is subject to change as a result of investment experience.

Each form of minimum guaranteed death benefit is adjusted to reflect Net Purchase Payments and withdrawals. If an Owner makes withdrawals, the minimum guaranteed death benefit is reset to equal the previous minimum guaranteed death benefit multiplied by the ratio of the Contract Value after the withdrawal to the Contract Value before the withdrawal. The recomputed minimum guaranteed death benefit will be used in determining the new minimum guaranteed death benefit at the next Six Year Contract Anniversary. After the Owner's death, the minimum guaranteed death benefit will be reduced dollar for dollar by any withdrawals by the Beneficiary. The Beneficiary may only make withdrawals at the time of or prior to the election of a Settlement Option.

If due proof of death or the election of a payment option (a Settlement Option or lump sum payment) are made later than six months following the date of the Owner's death, the value as of the six month anniversary of the date of death will apply. Thus, for example, if notification of death is not received until nine (9) months after the date of death, the death benefit under (i) will be calculated as follows:

Upon notification of death, SAFECO will determine what the Contract Value was on the six-month anniversary of the date of death. Assuming that Contract Value was $90,000 on that date and the last determined minimum guaranteed death benefit was $100,000, SAFECO will contribute $10,000 to Contract Value as of that date and will guarantee the portion of the Contract Value attributable to SAFECO's contribution and pay interest thereon at the then prevailing money market rate until the date of election of a payment option. SAFECO will then calculate the effects of investment experience on the portion of the Contract Value existing on the six-month anniversary of the date of death, and hence, the death benefit will consist of the combined value of the guaranteed and nonguaranteed portions of the Contract Value from that six-month anniversary date to the date of election of a payment option. If on the six-month anniversary of the date of death the Contract Value exceeds the last determined minimum guaranteed death benefit, the entire Contract Value will be subject to market risk from that date to the date of election of a payment option and no portion of the Contract Value will be guaranteed. Any withdrawals made by the Beneficiary prior to electing a payment option will be deducted from the death benefit. The Beneficiary bears the risk and enjoys the rewards of negative or positive investment experience on any nonguaranteed portion of the Contract Value during the period from the six-month anniversary of the date of death and the date of election of a payment option. Beneficiaries should be encouraged to promptly notify SAFECO of the Owner's death.

In all cases, SAFECO will pay the Beneficiary a lump sum payment of the death benefit if the election of the Settlement Option is not made within sixty (60) days of the receipt of due proof of death.

In the event of the Annuitant's death prior to the Annuity Date, the Owner must designate a new Annuitant. If no designation is made within thirty (30) days of notification to SAFECO of the death of the Annuitant, the Owner will become the Annuitant. The election of a Settlement Option must be made by the Beneficiary during the sixty (60) day period commencing with the date of SAFECO's receipt of notice of the Owner's death. If no election is made within the sixty (60) day period, then a single lump sum payment will be made to the Beneficiary. In the event that the Beneficiary is a surviving spouse, the Contract can be continued. Upon the death of a co-Owner, the surviving Owner becomes the designated Beneficiary. Any other named Beneficiary will be a contingent Beneficiary.

With respect to non-qualified Contracts if the Owner dies on or after the Annuity Date and before the entire value of the Contract has been distributed, any remaining value must be distributed at least as rapidly as the method of distribution in effect at the time of the Owner's death. If the Owner dies before the Annuity Date, generally the entire value under the Contract must be distributed within five years after the date of the Owner's death or must be distributed over the designated Beneficiary's life or over a period not extending beyond the Beneficiary's life expectancy, in equal or substantially equal payments, with payments beginning within one year of the Owner's death.

                       THE DISTRIBUTION OF THE CONTRACTS

Contracts will be sold through broker-dealers who have entered into selling agreements with SAFECO Securities. Such broker-dealers are registered under the Securities Exchange Act of 1934, as amended, and are members of the National Association of Securities Dealers, Inc. and have representatives authorized by applicable law to sell variable annuities. Such broker-dealers will be allowed a maximum commission of 6% of Purchase Payments on the Contract. Under certain circumstances, broker-dealers may elect a smaller commission based on Purchase Payments with continuing payments based on Contract Value.

                               VOTING PRIVILEGES

SAFECO, as the sponsor of the Separate Account, will vote Trust or Fund shares held in the Separate Account at regular and special meetings of shareholders of the Trust or Available Funds, but will follow voting instructions received from the person authorized to give such instruction.

The number of Trust or Fund shares for which a person is authorized to give instructions will be determined as of a date to be chosen by SAFECO not more than ninety (90) days prior to any meeting, and voting instructions will be solicited by written communication at least ten (10) days prior to such meeting.

Except as specified below, the Owner may instruct the voting of Trust or Fund shares prior to the Annuity Date. Under Contracts issued in connection with plans qualified under Section 408 of the Code, the Annuitant may instruct the voting of shares prior to the Annuity Date.

The number of shares attributable to a Contract prior to the Annuity Date is determined by dividing the value of the Contract Value for such Contract by the net asset value of one share of the respective Available Funds. The number of shares attributable to a Contract on and after the Annuity Date is determined by dividing the reserve (which generally will decrease) held by SAFECO in the Separate Account for such Contract by the net asset value of one share.

All Trust and Available Fund proxy material, together with an appropriate form to be used to give voting instructions, will be mailed to each person having such voting instruction privileges. Neither the Trust, Available Funds or SAFECO is under a duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares. Shares for which no instructions are received, including shares owned by SAFECO, will be voted in the same proportion as the shares for which instructions are received from persons entitled to give such instructions by reason of all contracts participating in the Separate Account.

                               FEDERAL TAX STATUS

It should be recognized that the rules governing the tax treatment of annuity contracts are very complex, and cannot be easily summarized. The following discussion is not intended to be exhaustive, and it does not cover numerous special rules for annuities issued or contributions paid in past years if such annuities are exchanged for the Contract. A qualified tax advisor should be consulted for complete information.

FEDERAL TAX STATUS OF THE SEPARATE ACCOUNT. SAFECO is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of SAFECO and are not taxed separately, although the operations of the Separate Account are treated separately for accounting and financial statement purposes and must be considered separately in computing SAFECO's tax liability. No taxes are payable by the Separate Account on the investment income and capital gains of the Separate Account. SAFECO reserves the right to deduct a charge from Separate Account assets if such tax treatment should change.

The Contracts will be taxed as an annuity as long as the diversification requirements of Section 817(h) of the Code and the Treasury Regulations thereunder are complied with. SAFECO intends to comply with such requirements. If the diversification requirements are not satisfied, there will be tax consequences for Owners. The Secretary of the Treasury may issue a regulation or a ruling which will prescribe the circumstances in which an Owner's control of the investments of a segregated asset account may cause the Owner, rather than the insurance company, to be treated as the owner of the assets of the account. The regulation or ruling could impose requirements that are not reflected in the Contract, relating, for example, to such elements of Owner control as Purchase Payment allocation, investment selection, transfer privileges and investments in a Sub-Account focusing on a particular investment sector. It has also been suggested that, in certain circumstances, control over the investment adviser might constitute prohibited Owner control. SAFECO believes that Owner control will not exist under the Contract. Because failure to comply with any such regulation or ruling presumably would cause earnings on an Owner's interest in the Separate Account to be includible in the Owner's gross income in the year earned, SAFECO has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulation or ruling. SAFECO believes that any such regulation or ruling would apply prospectively. Since the regulation or ruling has not been issued, there can be no assurance as to the content of such regulation or ruling or even whether application of the regulation or ruling will be prospective.

FEDERAL TAX STATUS OF QUALIFIED CONTRACTS. The comments in this section apply only to Contracts described in this Prospectus which are Qualified Contracts. Qualified Contracts include Individual Retirement Annuities issued pursuant to
Section 408 of the Code, including rollovers from other Qualified Contracts and simplified employee pensions.

Benefits received from a Qualified Contract will often be paid from contributions that have never been included in the gross income of the participant. Benefits received from such a plan will be taxable as ordinary income whether received upon surrender, withdrawal, or death or disability of the annuitant. If the participant made contributions to the Qualified Contract with funds that have previously been included in gross income, special rules provide for the return of the contributions over the period that payments are received. Under certain circumstances, a 10 percent penalty tax may be imposed on distributions. The rules governing the imposition of this penalty are discussed in a later part of this section.

The rules governing the eligibility to participate, limitations on permissible contributions, and the treatment of distributions from Qualified Contracts are extremely complex. New Internal Revenue Service ("IRS") rules require that Federal income taxes be withheld, at a 20% rate, from any "eligible rollover distribution" which is not transferred directly to another qualified plan. All qualified plans are required to notify participants of the IRS rules before an "eligible rollover distribution" is made. The Separate Account has adopted procedures that will enable it to make or receive trustee to trustee transfers, which will exempt eligible distributions from the withholding requirements. Purchasers should also be aware that the Code generally requires that certain minimum distributions from Qualified Contracts be made in the year following the date when the purchaser reaches age 70 1/2, or following the death of the purchaser (a special rule applies for surviving spouses). The minimum distribution rules generally require that the purchaser of a Qualified Contract receive distributions at least annually over his or her life expectancy, or the joint life expectancy of the purchaser and his or her spouse. Purchasers of Qualified Contracts should seek competent tax advice on the tax rules governing their eligibility to participate, the limitations on contributions, and the treatment of distributions.

FEDERAL TAX STATUS OF NON-QUALIFIED CONTRACTS. The comments in this section apply only to Non-Qualified Contracts. The Federal income tax treatment of the Owner, Annuitant, or Beneficiary of a Variable Annuity contract is determined under the rules of Section 72 of the Internal Revenue Code. Under the existing provisions of the Code, an increase in the Accumulation Value is not taxable to an individual Owner until received by him, either as a cash redemption or as annuity payments. Under the rules explained below, any taxable gain on payments or redemption from the Contract are taxable as ordinary income. No payments by SAFECO under the Contracts are eligible for capital gains treatment.

In applying the rules explained below, an individual's investment in the Contract is equal to the sum of the Purchase Payments made by the individual on the Contract, reduced by that portion of any previous partial redemption(s) that were not treated as taxable income.

The Federal income taxation of distributions or payments from annuity contracts may vary depending upon the type of distribution received. If the distributions are received as a series of substantially equal payments, the gain on the Contract is spread out over the payment period. Under the "exclusion ratio" of
Section 72 of the Code, a portion of each payment is excluded from income as a return of the investment in the Contract. The portion of each payment to be excluded is determined by dividing the investment in the Contract by the expected return in the case of fixed payments, and by the payment period in the case of variable payments. The total excludable amount is limited to the individual's investment in the Contract. Once the individual's investment in the Contract is returned under the exclusion ratio, all subsequent payments will be included in income. If payments end by reason of the death of the annuitant before the investment in the Contract has been returned under the exclusion ratio, the amount of the unrecovered investment in the Contract is a deduction on the return of the last taxable year of the annuitant. In the event of a complete redemption prior to the Annuity Date, any gain on the termination of the Contract will be taxed as ordinary income and the Owner may be subject to the 10 percent penalty tax provisions of the Code. The rules governing the imposition of this penalty are explained in a later paragraph of this section.

If amounts are received from partial redemption of the Contract prior to the annuity starting date, any partial redemption will be taxable to the Owner to the extent that the Contract's value at the time of the redemption exceeds the Owner's investment in the Contract and the Owner may be subject to the 10 percent penalty provisions of the Code. The rules governing the imposition of this penalty are explained in a later section.

If the Owner dies on or after the Annuity Date, the remaining portion of the Contract's value must be distributed at least as rapidly as under the method of distribution in effect at the Owner's death. If the Owner dies prior to the Annuity Date, the entire Contract Value must (a) be distributed within five years of the Owner's death, or (b) be distributed as annuity payments that do not extend beyond the life or life expectancy of the Owner's Beneficiary and that begin within one year of the Owner's death. If the Owner's spouse is the Beneficiary, the Contract may be continued in the name of the spouse as the Owner.

In determining the amount of taxable income in a distribution from an annuity contract, all annuity contracts issued by SAFECO to an individual during any calendar year are treated as a single contract.

FEDERAL TAX PENALTIES AND WITHHOLDING. A 10 percent penalty tax may be imposed on certain partial or complete redemptions of a Contract. The 10 percent penalty tax will not be imposed in certain instances, including those in which the redemption amount is received after the Annuitant reaches age 59 1/2, if the redemption amount is one of a series of substantially equal periodic payments made over the Annuitant's life, and is received following the death of the Owner, or is attributable to the Owner becoming disabled. For distributions from Qualified Contracts, the penalty does not apply for the reasons stated above.

Under a Qualified or Non-Qualified Contract SAFECO is required to withhold Federal income taxes from any income payments to the Owner unless the owner elects, for any reason, to have no withholding made from the payments. This withholding requirement also applies to Qualified Contracts which are hereinafter discussed. The Owner can change his election at any time by written notice to the Home Office.

                                 LEGAL MATTERS

Legal matters with respect to the organization of SAFECO, its authority to issue annuity contracts and the validity of the Contract, have been passed upon by its legal counsel.

There are no legal proceedings to which the Separate Account or SAFECO Securities is a party. SAFECO is engaged in various kinds of litigation which, in the opinion of SAFECO, is not of material importance in relation to the total capital and surplus of SAFECO.

                             SPECIAL CONSIDERATIONS

The terms of any Contract may vary based upon the requirements of state insurance law in the jurisdiction in which the Contract is sold. Moreover, SAFECO reserves the right to amend the Contract to meet the requirements of any applicable federal or state laws or regulations. SAFECO will notify the Owner in writing of any such amendments.

RESTRICTIONS UPON TRANSFER OF OWNERSHIP AND ASSIGNMENT. An Owner's rights under a Contract may not be assigned or transferred to the extent such restriction is permitted by applicable law. A Contract, however, may be assigned for purposes of an exchange pursuant to Section 1035 of the Code. Any permissible assignment will not be binding upon SAFECO until it receives a written copy of the assignment and has determined that such assignment is legally required.

Ownership of a Contract issued to qualify under Section 408 of the Code may not be transferred, assigned or pledged.

                             AVAILABLE INFORMATION

SAFECO has filed a registration statement (the "Registration Statement") with the Commission under the Securities Act of 1933 relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement, and reference is hereby made to such Registration Statement for further information relating to

SAFECO and the Contracts. The Registration Statement may be inspected and copied, and copies can be obtained at prescribed rates from the Commission.

                                STATE REGULATION

SAFECO is subject to the laws of the State of Washington governing insurance companies and to regulation by the Washington Commissioner of Insurance. An annual statement in a prescribed form must be filed with that Commissioner on or before March 1 in each year covering the operations of SAFECO for the preceding year and its financial condition on December 31 of such year. Its books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners at least once in every five years. Washington law also prescribes permissible investments, but does not involve supervision of the investment management or policy of SAFECO.

                                    EXPERTS

The financial statements of SAFECO Separate Account C and SAFECO Life Insurance Company and Subsidiaries appearing in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon also appearing in the Statement of Additional Information. Such financial statements have been included therein in reliance on their reports given on the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

Financial statements for SAFECO Life Insurance Company and Subsidiaries (SAFECO) and SAFECO Separate Account C (the Separate Account) may be found in the Statement of Additional Information. The financial statements of SAFECO that are included in the Statement of Additional Information should be considered primarily as bearing on the ability of SAFECO to meet its obligations under the Contracts. The Contracts are not entitled to participate in earnings, dividends or surplus of SAFECO.

                               TABLE OF CONTENTS
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                                        PAGE
                                                                                        ----
DISTRIBUTION OF THE CONTRACTS.........................................................     2
DETERMINATION OF ANNUITY PAYMENTS.....................................................     2
STANDARDIZED COMPUTATION OF PERFORMANCE...............................................     3
PERFORMANCE INFORMATION...............................................................     3
TAX COMPARISON........................................................................     5
VALUATION OF ASSETS OF THE SEPARATE ACCOUNT...........................................     5
CONTINGENT DEFERRED SALES CHARGE......................................................     5
PARTICIPATION AGREEMENTS..............................................................     5
GENERAL INFORMATION...................................................................     6
TAX SUMMARY...........................................................................     6
FINANCIAL STATEMENTS..................................................................     8

                      STATEMENT OF ADDITIONAL INFORMATION

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                  (for Tax-Qualified and Non-Qualified Plans)

                           SAFECO SEPARATE ACCOUNT C
                (the "Separate Account"), a separate account of
                    SAFECO Life Insurance Company ("SAFECO")

This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus for the Contracts. A copy of the Prospectus may be obtained from SAFECO, P.O. Box 34690, Seattle, Washington 98124-1690, Telephone Number 1-800-426-7649.

The Date of the Prospectus to which this Statement of Additional Information relates is May 1, 1997.

The Date of this Statement of Additional Information is May 1, 1997.

                               TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        -----
Distribution of the Contracts.........................................................      2
Determination of Annuity Payments.....................................................      2
Standardized Computation of Performance...............................................      3
Performance Information...............................................................      3
Tax Comparison........................................................................      5
Valuation of Assets of the Separate Account...........................................      5
Contingent Deferred Sales Charge......................................................      5
Participation Agreements..............................................................      5
General Information...................................................................      6
Tax Summary...........................................................................      6
Financial Statements..................................................................      8

DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered on a continuous basis exclusively through broker-dealers who have entered into selling agreements with SAFECO Securities, Inc. ("SAFECO Securities"), a wholly-owned subsidiary of SAFECO Corporation, a publicly-owned insurance holding company. SAFECO is a wholly-owned subsidiary of SAFECO Corporation.

DETERMINATION OF ANNUITY PAYMENTS

     The following discussion of the method for determining the amount of monthly annuity payments under a variable payment plan is intended to be read in conjunction with these sections of the Prospectus for the Contracts: "Deductions under the Contracts"; "Divisions of the Separate Account and the Available Funds"; "The Accumulation Period"; and "The Annuity Period". This discussion assumes there is no Contingent Deferred Sales Charge or premium tax payable.

     AMOUNT OF ANNUITY PAYMENTS. The amount of the first annuity payment under a Contract will be determined on the basis of the Settlement Option selected, the annuity purchase rate, the date of birth and sex of the annuitant, and the date on which the Annuity is effected. The amount of the first payment is the sum of the payments from each Sub-Account determined by applying the Contract Value, after deduction for premium taxes, if applicable, as of the 15th day of the preceding month, to the Variable Annuity tables contained in the Contract (which are guaranteed for the duration of the Contract). The tables are based on the 1983a Mortality Table Projected 20 Years with Projection Scale G; 50% Male and 50% Female, and, for variable annuity options, assumed investment rate of 4.00%. SAFECO guarantees these annuity tables for the duration of the Contracts.

     The dollar amount of the Variable Annuity payments after the first payment will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant, which is dependent upon the Settlement Option selected. A Contract will not share in the divisible surplus of SAFECO.

     The number of Annuity Units in each Sub-Account to be credited to the Annuitant is determined by dividing the amount of the first annuity payment from that Sub-Account by the value of an Annuity Unit as of the 15th day of the month preceding the Annuity Date. The number of Annuity Units thus credited each month to the Annuitant in each Sub-Account remains constant throughout the Annuity Period. However, the value of Annuity Units in each Sub-Account will fluctuate with the investment experience of the Sub-Account.

     The dollar amount of each Variable Annuity payment after the first is the sum of the payments from each Sub-Account, which are determined by multiplying the fixed number of Annuity Units per Sub-Account by the value of an Annuity Unit (for that Sub-Account) as of the 15th day of the preceding month.

     ANNUITY UNIT VALUE. The value of an Annuity Unit for each Sub-Account on any date varies to reflect the investment experience of the Sub-Account, the assumed investment rate of 4% on which the annuity tables are based, and the deduction for charges assessed and imposed by SAFECO, including a mortality and expense risk charge, Asset Related Administration Charge, and, if applicable, a charge for premium taxes.

     For any Valuation Period the value of an Annuity Unit is determined by multiplying the value of an Annuity Unit in each Sub-Account, as of the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the value is being calculated, and dividing the result by a factor to adjust for the assumed investment return of 4% used in calculating the annuity rate tables.

     ILLUSTRATIONS OF VARIABLE ANNUITY PAYMENTS. To illustrate the manner in which Variable Annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 63, who has elected a life variable annuity payment plan with a guarantee period of 10 years with the assumed investment rate of 4%. (Option 2, as described in the Prospectus).

     (1)   Assumed number of accumulation units in a Sub-Account on maturity
           date....................................................................     25,000
     (2)   Assumed Value of an accumulation unit in a Sub-Account at maturity......  $ 12.5000
     (3)   Cash value of Contract at maturity, (1) X (2)...........................  $ 312,500
     (4)   Consideration required to purchase $1 of monthly annuity from annuity rate table..............................................................  $  183.53
     (5)   Amount of first payment from a Sub-Account, (3) divided by (4)..........  $1,702.72
     (6)   Assumed value of Annuity Unit in a Sub-Account at maturity..............  $ 13.0000
     (7)   Number of Annuity Units credited in a Sub-Account, (5) divided by (6)...   130.9785

     The $312,500 value at maturity provides a first payment from the Sub-Account of $1,702.72, and payments thereafter of the varying dollar value of
130.9785 Annuity Units. The amount of subsequent payments from the Sub-Account is determined by multiplying 130.9785 units by the value of an Annuity Unit in the Sub-Account on the applicable valuation date. For example, if that unit value is $13.25, the monthly payment from the Sub-Account will be 130.9785 multiplied by $13.25, or $1,735.46.

     However, the value of the Annuity Unit depends entirely on the investment experience of the Sub-Account. Thus in the example above, if the net investment rate for the following month was less than the assumed investment rate of 4%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $12.75 the succeeding monthly payment would then be 130.9785 x $12.75, or $1,669.98.

     For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in one Sub-Account. If there are Annuity Units in two or more Sub-Accounts, the annuity payment from each Sub-Account is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Sub-Accounts.

STANDARDIZED COMPUTATION OF PERFORMANCE

     PERFORMANCE COMPARISONS. Performance Information for a Sub-Account may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index, Dow Jones Industrial Averages, Donahue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (ii) other Variable Annuity separate accounts or other investment products traced by Lipper Analytical Services, Inc., the Variable Annuity Research and Data Service, or Morningstar, Inc., which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives and assets; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

     Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any Sub-Account derived from rankings of Variable Annuity separate accounts or other investment products traced by Lipper Analytical Services, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.

PERFORMANCE INFORMATION

     YIELDS. Some Sub-Accounts may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Sub-Account over a stated period of time, not taking in to account capital gains or losses or the imposition of any Contingent Deferred Sales Charge. Yields are annualized and stated as a percentage.

     Current yield and effective yield are calculated for the SAFECO Resource Money Market Sub-Account. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven (7) day period, less a hypothetical charge reflecting deductions from values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

            Effective Yield = [(Base Period Return + 1)(365/7)] - 1

     Yield for the SAFECO Resource Bond Sub-Account and Federated High Income Bond Sub-Account is based on all investment income (including dividends and interest) per accumulation unit earned during a particular thirty (30) day period, less expenses accrued during the period (net investment income). Yield is computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                        Yield = 2[((a-b)/cd + 1)(6) - 1]

     where a = net investment income earned during the period by the corresponding Available Fund portfolio, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of accumulation units outstanding during the period, and d = the value (maximum offering price) per accumulation unit on the last day of the period.

     TOTAL RETURNS. Total return reflects all aspects of a Sub-Account's return, including the automatic reinvestment by the Sub-Account of all distributions and the deduction of all applicable charges to the Sub-Account on an annual basis, including mortality and expense risk charges, the Annual Administration Maintenance Charge, the Asset Related Administration Charge, and any other charges against Contract Value. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deduction of the Contingent Deferred Sales Charge, if applicable. Additional quotations may be given that do not assume a termination (surrender) and do not take into account deduction of the Contingent Deferred Sales Charge, since the Contracts are intended as long-term products.

     From time to time, non-standardized total return figures may accompany the standardized figures. Non-standardized total return figures may be calculated in a variety of ways including but not necessarily limited to different time periods, different initial investment amounts, additions of periodic payments, use of time weighted average annual returns which take into consideration the length of time each investment has been on deposit, and without the Administration Charge and/or with or without the Contingent Deferred Sales Charge. Non-standardized figures may cause the performance of the Sub-Accounts to appear higher than performance calculated using standard parameters.

     Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Sub-Account over certain periods, including 1, 5, and 10 years (up to the life of the Sub-Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Although certain Sub-Accounts may be new and therefore have no investment performance history in the Separate Account, hypothetical performance may be calculated based on the respective portfolios' historical performance prior to its availability in the Separate Account. Investors should realize that the Sub-Account's experience is not constant over time, but changes from year to year, and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a Sub-Account. Average annual returns are calculated pursuant to the following formula: P(1 + T)(n) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

     Cumulative total returns are unaveraged and reflect the simple change in value of a hypothetical investment in the Sub-Account over a stated period of time.

     From time to time, additional quotations of total return based on the historical performance of the Available Funds also may be presented.

TAX COMPARISON

     Reports and advertising also may show the effect of tax deferred compounding on a Sub-Account's investment returns, or returns in general, illustrated by graphs, charts, or otherwise, which may include a comparison, at various points in time, of the return from an investment in a Contract (giving effect to all fees and charges), or returns in general, on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and which will disclose the tax characteristics of the investments shown, including the impact of withdrawals and surrenders.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

     The value of Trust or Fund shares held in each Sub-Account at the time of each valuation is the redemption value of such shares at such time.

CONTINGENT DEFERRED SALES CHARGE

     The charge is made as a percentage of the amount withdrawn. For example, if an Owner subject to a 6% Contingent Deferred Sales Charge wishes to net $100 on the partial redemption of a Contract, he must make a total withdrawal of $106.38, of which $6.38 will be deducted as a Contingent Deferred Sales Charge. An Owner need only indicate the net amount he wishes to net on a partial redemption and SAFECO will determine the total or gross amount necessary to withdraw to net the desired amount.

     To the extent that the Contingent Deferred Sales Charge is insufficient to cover all the distribution costs and related expenses, some portion of the proceeds from the mortality and expense risk charge may be utilized by SAFECO to meet such excess distribution expenses. SAFECO has represented in documents filed with the Securities and Exchange Commission that the mortality and expense risk charge is consistent with the mortality and expense risks assumed by SAFECO and is within the range of industry practice, based on its review of its requirements and industry practice. Moreover, SAFECO has represented that use of any proceeds from such charge to defray distribution expenses has a reasonable likelihood of benefiting the Separate Account and Owners.

PARTICIPATION AGREEMENTS

     Shares of the Other Available Funds are made available to the Separate Account under substantially similar Participation Agreements ("Participation Agreements"). Each Participation Agreement is among the applicable Other Available Fund, and its Distributor, which is the principal underwriter for Other Available Fund shares, and SAFECO on behalf of the Separate Account. If state or federal law precludes the sale of any Other Available Fund's shares to the Separate Account, or in certain other circumstances, sales of shares to the Separate Account may be suspended and/or the Participation Agreement may be terminated as to the applicable Other Available Fund. Also, each Participation Agreement may be terminated by any party thereto on proper written notice. Notwithstanding termination of the Participation Agreement, the Other Available Funds and their Distributors generally are obligated to continue to make such Funds' shares available for Contracts outstanding on the date the Participation Agreement terminates, unless the Participation Agreement was terminated due to an irreconcilable conflict among contract owners of different separate accounts. If for any reason the shares of any Other Available Fund are no longer available for purchase by the Separate Account for outstanding Contracts, the parties to each Participation Agreement have agreed to cooperate to comply with the Investment Company Act of 1940, as amended, in arranging for the substitution of another funding medium as soon as reasonably practicable and without disruption of sales of shares to the Separate Account or any Sub-Account. Each of the Participation Agreements has been filed as an exhibit to the registration statement for the Contracts and differences between the terms of the various Participation Agreements are reflected in such agreements.

GENERAL INFORMATION

     The financial statements of the SAFECO Separate Account C and of SAFECO Life Insurance Company and Subsidiaries included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth to the extent indicated in their reports thereon also appearing in this Statement of Additional Information. Such financial statements have been included herein in reliance on their reports given on the authority of such firm as experts in accounting and auditing. The address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, Washington 98104.

     At March 15, 1997, SAFECO Life Insurance Company owned 76% of the outstanding shares of the Resource Series Trust ("RST") Northwest Portfolio and 100% of the outstanding shares of each of the RST Equity, Growth, Bond and Money Market Portfolios. At March 15, 1997, SAFECO Asset Management ("SAM"), which is the RST investment advisor, owned 24% of the outstanding shares of the RST Northwest Portfolio. SAFECO Life Insurance Company and SAM are wholly-owned subsidiaries of SAFECO Corporation.

TAX SUMMARY

     TRANSFERS BETWEEN NON-QUALIFIED ANNUITIES. Under section 1035 of the Internal Revenue Code of 1986, as amended ("Code"), an Owner may exchange one annuity contract for another annuity contract in a tax-free exchange. To avoid recognizing income on the surrender of the annuity contract, the Owner must absolutely assign the old contract to SAFECO. SAFECO will surrender the old annuity contract and apply the proceeds to the Contract.

     INDIVIDUAL RETIREMENT ANNUITIES (IRAS). The Code permits deductible and non-deductible contributions to be made under a Contract that qualifies as an IRA. The Contract (accompanied by the appropriate IRA rider) is designed to qualify as an IRA. The Code also allows a tax-free transfer (rollover) of certain distributions from qualified plans and Tax Sheltered Annuity arrangements ("TSAs") which are used to purchase an IRA.

     If the Owner and the Owner's spouse are not currently covered by a retirement plan (including a Qualified Plan, TSA, or SEP-IRA), then each working spouse may make a deductible contribution of 100% of compensation up to $2,000 regardless of their adjusted gross income ("AGI"). In the case of spousal IRAs, an IRA certificate is issued for each spouse and the working spouse may contribute a total of $4,000 to both certificates (but no more than $2,000 to one certificate). For these purposes, a working spouse can make an election to be treated as having no compensation, thereby allowing the other working spouse to make a contribution to a spousal IRS.

     No contributions are allowed for the tax year in which an individual becomes age 70 1/2 or any tax year after that year. A working spouse age 70 1/2 or over, however, can contribute 100% or compensation up to $2,000 to a spousal IRA until the year the non-working spouse reaches age 70 1/2.

     If either the Owner or, if married, the Owner's spouse is covered by another retirement plan, the IRA deduction phases out between $25,000 and $35,000 of AGI for a single person and $40,000 and $50,000 of AGI for married persons filing jointly. If the Owner is married, filing separately and covered by a retirement plan, the IRS deduction phases out between $0 to $10,000 of AGI.

     If the Owner is not eligible to deduct part or all of the IRA contribution, he may still made nondeductible contributions. However, the deductible and nondeductible contributions combined cannot exceed the $2,000 limit (or the $4,000 spousal limit).

     Deductible and non-deductible IRA contributions in excess of the lesser of
(i) 100% of compensation or earned income, or (ii) $2,000 are subject to a 6% excise tax for the year in which made and for each year thereafter until withdrawn.

     An individual may elect for each IRA certificate or account to make a tax-free rollover once a year among individual retirement arrangements (including rollovers from individual retirement bonds purchase before 1983). An individual also may make a rollover contribution into an IRA with the proceeds from a TSA or qualified plan.

     Distributions from an IRA must commence by April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Distributions must be made at least annually over the life or life expectancy of the Owner (or the joint lives or life expectancies of the Owner and a Beneficiary). The amount required to be distributed each year under this rule is referred to as the minimum distribution amount.

     An Owner who does not receive the minimum distribution amount will be subject to a 50% excise tax on the difference between the minimum distribution amount and the amount actually distributed.

     An Owner can revoke a Contract issued as an IRA by following the directions on the cover of the Contract. Because revocation may have adverse tax consequences, the Owner should consult with a tax expert. If the Contract is revoked, an Owner may contribute to a new IRA, provided that the eligibility requirements for IRA contributions are met at that time.

     SIMPLIFIED EMPLOYEE PENSION PROGRAM (SEP-IRA). An employer can establish a SEP-IRA for its employees. Under an employer's SEP-IRA, contributions for each eligible employee can be made under a Contract issued as an IRA.

     INCOME TAX WITHHOLDING. An Owner receiving periodic payments which total $9,120 or more per year will generally be subject to wage-bracket type withholding (as if such payments were payments of wages by an employer to an employee) unless the Owner elects no withholding. When a Owner makes no withholding election whatsoever, withholding will be made as if the Owner is married and claiming three withholding exemptions.

     An Owner receiving a non-periodic distribution (whether a total or partial distribution) will generally be subject to withholding at a flat 10% rate. In certain cases, if the distribution is a qualified total distribution (as defined in the Code), a special withholding table will apply. In both cases the Owner will be permitted to elect not to have tax withheld.

     All Owners receiving periodic and non-periodic payments will be further notified of the withholding requirements and of their right to make withholding elections affecting such payments. Special withholding rules apply to United States citizens residing outside the United States.

     Recently enacted mandatory withholding provisions apply to distributions made from qualified plans after December 31, 1992. Mandatory withholding of 20% will apply to any distribution eligible for a tax-free rollover if the distribution is not transferred directly to an IRA.

                              FINANCIAL STATEMENTS

                           SAFECO SEPARATE ACCOUNT C

                               TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        ----
Report of Ernst & Young LLP, Independent Auditors.....................................    9
Statement of Assets and Liabilities as of December 31, 1996...........................   10
Statement of Operations for the periods ended December 31, 1996.......................   12
Statements of Changes in Net Assets for the periods ended December 31, 1996 and
  the year ended December 31, 1995....................................................   14
Notes to Financial Statements (including accumulation unit data)......................   16

                          REPORT OF ERNST & YOUNG LLP,
                              INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS OF SAFECO LIFE INSURANCE COMPANY AND
PARTICIPANTS OF SAFECO SEPARATE ACCOUNT C

We have audited the accompanying statements of assets and liabilities of certain Sub-Accounts of SAFECO Separate Account C (comprising, respectively, the SAFECO Resource Equity, SAFECO Resource Growth, SAFECO Resource Northwest, SAFECO Resource Bond, SAFECO Resource Money Market, Lexington Natural Resources, Lexington Emerging Markets, Federated Utility, Federated High Income Bond, Wanger U.S. Small Cap, TCI Balanced and TCI International Sub-Accounts) as of December 31, 1996, and the related statements of operations, the statements of changes in net assets, and the accumulation unit data for each of the periods indicated therein. These financial statements and accumulation unit data are the responsibility of the SAFECO Separate Account C's management. Our responsibility is to express an opinion on these financial statements and accumulation unit data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and accumulation unit data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and accumulation unit data. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the SAFECO Resource Series Trust, Lexington Emerging Markets Fund, Inc., Lexington Natural Resources Trust, Federated Insurance Series, Wanger Advisors Trust and TCI Portfolios, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and accumulation unit data referred to above present fairly, in all material respects, the financial position of each of the respective Sub-Accounts of SAFECO Separate Account C as listed above at December 31, 1996, the results of their operations, the changes in their net assets, and the accumulation unit data for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                    /s/ ERNST & YOUNG LLP
Seattle, Washington
January 31, 1997

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

                                                                             SUB-ACCOUNTS
                                                 --------------------------------------------------------------------
                                                  SAFECO         SAFECO         SAFECO         SAFECO         SAFECO
            AS OF DECEMBER 31, 1996               EQUITY         GROWTH           NW            BOND           MMKT
------------------------------------------------------------------------------------------------------------------
                                                     -- (In Thousands, Except Per-Unit and Per Share Amounts) --
ASSETS:
  Investments in underlying Portfolios:
    Investments, at cost                         $39,827        $30,352        $ 1,665        $ 2,087        $ 3,749
                                                 =======        =======        =======        =======        =======
    Shares owned                                   1,925          1,742            144            188          3,749
    Net asset value per share                    $ 21.75        $ 19.26        $ 12.12        $ 10.75        $  1.00
                                                 -------        -------        -------        -------        -------
    Investments, at value                         41,867         33,554          1,748          2,022          3,749
    Cash                                               3              1             --              1             --
                                                 -------        -------        -------        -------        -------
      Total assets                                41,870         33,555          1,748          2,023          3,749
LIABILITIES:
  Mortality and expense risk charge payable           45             34              2              1              4
  Fees payable                                         8              5             --             --              1
                                                 -------        -------        -------        -------        -------
      Total liabilities                               53             39              2              1              5
                                                 -------        -------        -------        -------        -------
NET ASSETS                                       $41,817        $33,516        $ 1,746        $ 2,022        $ 3,744
                                                 =======        =======        =======        =======        =======
ACCUMULATION UNITS OUTSTANDING                     1,055          1,245            147            113            252
                                                 =======        =======        =======        =======        =======
ACCUMULATION UNIT VALUE*
  (Net assets divided by accumulation
    units outstanding)                           $39.633        $26.928        $11.905        $17.915        $14.874
                                                 =======        =======        =======        =======        =======

*Redemption price per unit is the unit value less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements

                                                       SAFECO SEPARATE ACCOUNT C
--------------------------------------------------------------------------------

                                                                                             SUB-ACCOUNTS
                                                                           ---------------------------------------------------
                                                                          LEXINGTON     LEXINGTON                   FEDERATED
                                                                           NATURAL      EMERGING      FEDERATED       HIGH
                                                                          RESOURCES       MRKTS        UTILITY       INCOME
                                                                         ----------------------------------------------------
                                                                  -- (In Thousands, Except Per-Unit and Per Share Amounts) --
ASSETS:
  Investments in underlying Portfolios:
    Investments, at cost                                                    $   960       $   869       $   963       $   430
                                                                            =======       =======       =======       =======
    Shares owned                                                                 73            85            86            43
    Net asset value per share                                               $ 14.29       $ 10.08       $ 11.81       $ 10.24
                                                                            -------       -------       -------       -------
    Investments, at value                                                     1,042           860         1,011           443
    Cash                                                                          3            --            --            --
                                                                            -------       -------       -------       -------
      Total assets                                                            1,045           860         1,011           443
LIABILITIES:
  Mortality and expense risk charge payable                                       1             1             1            --
  Fees payable                                                                    3            --            --            --
                                                                            -------       -------       -------       -------
      Total liabilities                                                           4             1             1            --
                                                                            -------       -------       -------       -------
NET ASSETS                                                                  $ 1,041       $   859       $ 1,010       $   443
                                                                            =======       =======       =======       =======
ACCUMULATION UNITS OUTSTANDING                                                   73            86            83            41
                                                                            =======       =======       =======       =======
ACCUMULATION UNIT VALUE*
  (Net assets divided by accumulation
    units outstanding)                                                      $14.148       $ 9.946       $12.117       $10.899
                                                                            =======       =======       =======       =======



                                                                                       SUB-ACCOUNTS
                                                                           ------------------------------------
                                                                            WANGER
                                                                           US SMALL       TCI           TCI
                                                                             CAP          BAL          INT'L
                                                                         --------------------------------------
                                                  -- (In Thousands, Except Per-Unit and Per Share Amounts) --
ASSETS:
  Investments in underlying Portfolios:
    Investments, at cost                                                   $   387      $    177     $    138
                                                                           =======      ========     ========
    Shares owned                                                                25            25           25
    Net asset value per share                                              $ 16.97      $   7.54     $   5.96
                                                                           -------      --------     --------
    Investments, at value                                                      421           185          147
    Cash                                                                        --            --           --
                                                                           -------      --------     --------
      Total assets                                                             421           185          147
LIABILITIES:
  Mortality and expense risk charge payable                                     --            --           --
  Fees payable                                                                  --            --           --
                                                                           -------      --------     --------
      Total liabilities                                                         --            --           --
                                                                           -------      --------     --------
NET ASSETS                                                                 $   421      $    185     $    147
                                                                           =======      ========     ========
ACCUMULATION UNITS OUTSTANDING                                                  25            23           24
                                                                           =======      ========     ========
ACCUMULATION UNIT VALUE*
  (Net assets divided by accumulation
    units outstanding)                                                     $16.754      $  7.887     $  6.016
                                                                           =======      ========     ========

*Redemption price per unit is the unit value less any applicable contingent deferred sales charge.


                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

                                                                               SUB-ACCOUNTS
                                                     -----------------------------------------------------------------
                                                                      PERIOD ENDED DECEMBER 31, 1996
                                                      SAFECO        SAFECO        SAFECO        SAFECO        SAFECO
                                                      EQUITY*       GROWTH*         NW*          BOND*         MMKT*
                                                     -------------------------------------------------------------
                                                                          -- ($ in Thousands) --
INVESTMENT INCOME:
  Income dividends and capital gain distributions    $  3,918      $  2,724      $      12     $     111     $    116
EXPENSES:
  Mortality and expense risk charge                       340           259             15            20           30
  Administration charge                                    41            31              2             3            4
                                                     --------      ---------     ---------     ---------     --------
    Total expenses                                        381           290             17            23           34
                                                     --------      ---------     ---------     ---------     --------
NET INVESTMENT INCOME (LOSS)                            3,537         2,434             (5)           88           82
                                                     --------      ---------     ---------     ---------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on investments                 504           667             34           (19)          --
  Net change in unrealized appreciation                 1,849         2,587             87           (70)          --
                                                     --------      ---------     ---------     ---------     --------
NET GAIN (LOSS) ON INVESTMENTS                          2,353         3,254            121           (89)          --
                                                     --------      ---------     ---------     ---------     --------
NET CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                         $  5,890      $  5,688      $     116     $      (1)    $     82
                                                     ========      =========     =========     =========     ========

* For the year ended December 31, 1996.
+ For the period January 25, 1996 (inception date) through December 31, 1996.

                       See Notes to Financial Statements

                                                       SAFECO SEPARATE ACCOUNT C
--------------------------------------------------------------------------------

                                                                                                SUB-ACCOUNTS
                                                                           -----------------------------------------------------
                                                                                      PERIOD ENDED DECEMBER 31, 1996
                                                                           LEXINGTON      LEXINGTON                   FEDERATED
                                                                            NATURAL       EMERGING      FEDERATED       HIGH
                                                                           RESOURCES+      MRKTS+       UTILITY+       INCOME+
                                                                           -----------------------------------------------------
                                                                                        -- ($ in Thousands) --
INVESTMENT INCOME:
  Income dividends and capital gain distributions                           $      3       $     --      $    15       $    13
EXPENSES:
  Mortality and expense risk charge                                                5              4            4             2
  Administration charge                                                           --              1            1            --
                                                                            --------       --------      -------       -------
    Total expenses                                                                 5              5            5             2
                                                                            --------       --------      -------       -------
NET INVESTMENT INCOME (LOSS)                                                      (2)            (5)          10            11
                                                                            --------       --------      -------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on investments                                          8             (6)           4            --
  Net change in unrealized appreciation                                           82             (9)          48            14
                                                                            --------       --------      -------       -------
NET GAIN (LOSS) ON INVESTMENTS                                                    90            (15)          52            14
                                                                            --------       --------      -------       -------
NET CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                                $     88       $    (20)     $    62       $    25
                                                                            ========       ========      =======       =======



                                                                                         SUB-ACCOUNTS
                                                                           --------------------------------------
                                                                               PERIOD ENDED DECEMBER 31, 1996
                                                                            WANGER
                                                                           US SMALL        TCI            TCI
                                                                             CAP+          BAL+          INT'L
                                                                           --------------------------------------
                                                                                   -- ($ in Thousands) --
INVESTMENT INCOME:
  Income dividends and capital gain distributions                           $     --      $       2     $       1
EXPENSES:
  Mortality and expense risk charge                                                2              1             1
  Administration charge                                                           --             --            --
                                                                            --------       --------     ---------
    Total expenses                                                                 2              1             1
                                                                            --------       --------     ---------
NET INVESTMENT INCOME (LOSS)                                                      (2)             1            --
                                                                            --------       --------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain (loss) on investments                                          3             --             3
  Net change in unrealized appreciation                                           34              8             9
                                                                            --------       --------     ---------
NET GAIN (LOSS) ON INVESTMENTS                                                    37              8            12
                                                                            --------       --------     ---------
NET CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                                $     35      $       9     $      12
                                                                            ========       ========     =========


* For the year ended December 31, 1996.
+ For the period January 25, 1996 (inception date) through December 31, 1996.





                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                SUB-ACCOUNTS
            ---------------------------------------------------------------------------------------------------------------------
                   SAFECO                  SAFECO                  SAFECO                  SAFECO                  SAFECO
                   EQUITY                  GROWTH                    NW                     BOND                    MMKT
            ---------------------   ---------------------   ---------------------   ---------------------   ---------------------

                                                      FOR THE PERIOD ENDED DECEMBER 31
              1996*       1995*       1996*       1995*       1996*       1995*       1996*       1995*       1996*       1995*
            ---------------------   ---------------------   ---------------------   ---------------------   ---------------------

                                                            -- (In Thousands) --
OPERATIONS:
 Net
 investment
   income
   (loss)   $   3,537   $   1,436   $   2,434   $   1,217   $      (5)  $       3   $      88   $      31   $      82   $      48
 Net
   realized
   gain
   (loss)
   on
investments       504          82         667          78          34           4         (19)          4          --          --
 Net change
   in
 unrealized
 appreciation   1,849         470       2,587         642          87          (3)        (70)         17          --          --
             --------    --------    --------    --------    --------    --------    --------    --------    --------    --------
 Net change
   in net
   assets
  resulting
   from
 operations     5,890       1,988       5,688       1,937         116           4          (1)         52          82          48
NET
ACCUMULATION
 UNIT
 TRANSACTIONS  21,814       8,464      17,927       5,673       1,004         398       1,382         370       2,252        (358)
             --------    --------    --------    --------    --------    --------    --------    --------    --------    --------
TOTAL
 CHANGE IN
 NET ASSETS    27,704      10,452      23,615       7,610       1,120         402       1,381         422       2,334        (310)

NET ASSETS
 AT
 BEGINNING
 OF YEAR       14,113       3,661       9,901       2,291         626         224         641         219       1,410       1,720
             --------    --------    --------    --------    --------    --------    --------    --------    --------    --------
NET ASSETS
 AT END OF
 YEAR       $  41,817   $  14,113   $  33,516   $   9,901   $   1,746   $     626   $   2,022   $     641   $   3,744   $   1,410
             ========    ========    ========    ========    ========    ========    ========    ========    ========    ========

OTHER
INFORMATION
Increase
 (Decrease)
  in Units
  and
  Amounts
UNITS:
 Sales            697         312         850         339         108          38         125          29       2,092         618
Redemptions       (80)        (18)        (84)        (14)        (19)         (2)        (47)         (8)     (1,938)       (645)
             --------    --------    --------    --------    --------    --------    --------    --------    --------    --------
   Net
     change       617         294         766         325          89          36          78          21         154         (27)
             ========    ========    ========    ========    ========    ========    ========    ========    ========    ========
AMOUNTS:
 Sales      $  24,683   $   8,986   $  19,902   $   5,916   $   1,230   $     419   $   2,212   $     500   $  30,613   $   8,740
Redemptions    (2,869)       (522)     (1,975)       (243)       (226)        (21)       (830)       (130)    (28,361)     (9,098)
             --------    --------    --------    --------    --------    --------    --------    --------    --------    --------
   Net
     change $  21,814   $   8,464   $  17,927   $   5,673   $   1,004   $     398   $   1,382   $     370   $   2,252   $    (358)
             ========    ========    ========    ========    ========    ========    ========    ========    ========    ========
DECEMBER
 31, 1996:
 Paid in
   capital  $  33,889               $  25,818               $   1,626               $   1,970               $   3,604
 Par value
   per unit      None                    None                    None                    None                    None
 Accumulation
   units
 authorized Unlimited               Unlimited               Unlimited               Unlimited               Unlimited

* For the year ended December 31.
+ For the period January 25, 1996 (inception date) through December 31, 1996.

                       See Notes to Financial Statements

                                                       SAFECO SEPARATE ACCOUNT C
--------------------------------------------------------------------------------

                                                         SUB-ACCOUNTS
                                     ---------------------------------------------------
                                     LEXINGTON     LEXINGTON                   FEDERATED
                                      NATURAL      EMERGING      FEDERATED       HIGH
                                     RESOURCES       MRKTS        UTILITY       INCOME
                                     ---------     ---------     ---------     ---------
                                              FOR THE PERIOD ENDED DECEMBER 31
                                       1996+         1996+         1996+         1996+
                                     ---------     ---------     ---------     ---------
                                                   -- (In Thousands) --
OPERATIONS:
 Net
 investment
   income
   (loss)                             $     (2)     $     (5)     $     10      $     11
 Net
   realized
   gain
   (loss)
   on
investments                                  8            (6)            4            --
 Net change
   in
 unrealized
 appreciation                               82            (9)           48            14
                                      --------      --------      --------      --------
 Net change
   in net
   assets
  resulting
   from
 operations                                 88           (20)           62            25
NET
ACCUMULATION
 UNIT
 TRANSACTIONS                              953           879           948           418
                                      --------      --------      --------      --------
TOTAL
 CHANGE IN
 NET ASSETS                              1,041           859         1,010           443

NET ASSETS
 AT
 BEGINNING
 OF YEAR                                    --            --            --            --
                                      --------      --------      --------      --------
NET ASSETS
 AT END OF
 YEAR                                 $  1,041      $    859      $  1,010      $    443
                                      ========      ========      ========      ========

OTHER
INFORMATION
Increase
 (Decrease)
  in Units
  and
  Amounts
UNITS:
 Sales                                      78            96            98            41
Redemptions                                 (5)          (10)          (15)           --
                                      --------      --------      --------      --------
   Net
     change                                 73            86            83            41
                                      ========      ========      ========      ========
AMOUNTS:
 Sales                                $  1,019      $    975      $  1,117      $    421
Redemptions                                (66)          (96)         (169)           (3)
                                      --------      --------      --------      --------
   Net
     change                           $    953      $    879      $    948      $    418
                                      ========      ========      ========      ========
DECEMBER
 31, 1996:
 Paid in
   capital                            $    953      $    879      $    948      $    418
 Par value
   per unit                               None          None          None          None
 Accumulation
   units
 authorized                          Unlimited     Unlimited     Unlimited     Unlimited




                                                  SUB-ACCOUNTS
                                     -------------------------------------
                                     WANGER US        TCI           TCI
                                     SMALL CAP        BAL          INT'L
                                     ---------     ---------     ---------
                                      FOR THE PERIOD ENDED DECEMBER 31
                                       1996+         1996+         1996+
                                     ---------     ---------     ---------
                                            -- (In Thousands) --
OPERATIONS:
 Net
 investment
   income
   (loss)                             $     (2)     $      1      $     --
 Net
   realized
   gain
   (loss)
   on
investments                                  3            --             3
 Net change
   in
 unrealized
 appreciation                               34             8             9
                                      --------      --------      --------
 Net change
   in net
   assets
  resulting
   from
 operations                                 35             9            12
NET
ACCUMULATION
 UNIT
 TRANSACTIONS                              386           176           135
                                      --------      --------      --------
 CHANGE IN
 NET ASSETS                                421           185           147

NET ASSETS
 AT
 BEGINNING
 OF YEAR                                    --            --            --
                                      --------      --------      --------
NET ASSETS
 AT END OF
 YEAR                                 $    421      $    185      $    147
                                      ========      ========      ========

OTHER
INFORMATION
Increase
 (Decrease)
  in Units
  and
  Amounts
UNITS:
 Sales                                      33            26            38
Redemptions                                 (8)           (3)          (14)
                                      --------      --------      --------
   Net
     change                                 25            23            24
                                      ========      ========      ========
AMOUNTS:
 Sales                                $    512      $    196      $    215
Redemptions                               (126)          (20)          (80)
                                      --------      --------      --------
   Net
     change                           $    386      $    176      $    135
                                      ========      ========      ========
DECEMBER
 31, 1996:
 Paid in
   capital                            $    386      $    176      $    135
 Par value
   per unit                               None          None          None
Accumulation
   units
 authorized                          Unlimited     Unlimited     Unlimited


* For the year ended December 31.
+ For the period January 25, 1996 (inception date) through December 31, 1996.



                       See Notes to Financial Statements

December 31, 1996
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

    SAFECO Separate Account C (Separate Account C) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO), a wholly-owned subsidiary of SAFECO Corporation. Separate Account C is comprised of fifteen portfolios. The information contained in this financial statement relates to the sub-accounts invested in shares of the twelve portfolios designated below.

    SUB-ACCOUNTS                                                 UNDERLYING PORTFOLIO
    ------------------------------------------------------------------------------------------
                                                        SAFECO Resource Series Trust --
    SAFECO Resource Equity (SAFECO Equity)               Equity Portfolio
    SAFECO Resource Growth (SAFECO Growth)               Growth Portfolio
    SAFECO Resource Northwest (SAFECO NW)                Northwest Portfolio
    SAFECO Resource Bond (SAFECO Bond)                   Bond Portfolio
    SAFECO Resource Money Market (SAFECO MMKT)           Money Market Portfolio
                                                        Lexington Natural Resources Trust --
    Lexington Natural Resources                          Natural Resources Portfolio
                                                        Lexington Emerging Markets Fund,
    Lexington Emerging Markets (Lexington Emerging      Inc. --
      Mrkts)                                             Emerging Markets Portfolio
                                                        Federated Insurance Series --
    Federated Utility                                    Utility Portfolio
    Federated High Income Bond (Federated High Income)   High Income Bond Portfolio
                                                        Wanger Advisors Trust --
    Wanger U.S. Small Cap                                US Small Cap Advisor Portfolio
                                                        TCI Portfolios, Inc. --
    TCI Balanced (TCI Bal)                               Balanced Investors Portfolio
    TCI International (TCI Int'l)                        International Equity Portfolio

2.  SIGNIFICANT ACCOUNTING POLICIES

    SECURITY VALUATION -- Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the respective portfolio. Security transactions are recorded on the trade date. Realized gains or losses on securities transactions are determined using the First-In First-Out (FIFO) cost method.

    DISTRIBUTIONS -- The net investment income and realized capital gains of Separate Account C are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

    FEDERAL INCOME TAX -- Operations of Separate Account C are included in the federal income tax return of SAFECO, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of Separate Account C.

                                                       SAFECO SEPARATE ACCOUNT C
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (Continued)

3.  EXPENSES

     SAFECO deducts on each valuation date a mortality and expense risk premium which is equal on an annual basis to 1.25% of the daily net asset value of Separate Account C. The mortality risks assumed by SAFECO arise from its contractual obligation to make annuity payments after the annuity date for the life of the owner, to waive contingent deferred sales charges in the event of the death of the owner and to guarantee the payment of the greater of the guaranteed minimum death benefit or the contract value upon the death of the owner. The expense risk assumed by SAFECO is that the costs of administering the contracts and Separate Account C will exceed the amount received from the administration charges.

     SAFECO also deducts on each valuation date an amount which is equal on an annual basis to .15% of the average daily net asset value of Separate Account C. This charge is for costs associated with the administration of the sub-accounts. Since this charge is an asset-based charge, the amount of the charge attributable to a particular contract may have no relationship to the administrative costs actually incurred by that contract. SAFECO does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse SAFECO for its administrative expenses.

     SAFECO deducts an annual administration charge of $30 from the contract value on the last day of each contract year and in the event of a complete withdrawal. This charge, which is for general administrative expenses, is deducted from contracts only if the contract value is less than $100,000. In certain situations where an owner withdraws all or a portion of his or her contract value, a contingent deferred sales charge is deducted from the withdrawal. This charge is imposed on withdrawals made in the first six (6) contract years. Any premium tax levied by a state or government entity with respect to the Separate Account C contract will be charged against the contract.

4.  INVESTMENT TRANSACTIONS

                                                                               SUB-ACCOUNTS
                                                       ------------------------------------------------------------
                                                        SAFECO       SAFECO       SAFECO       SAFECO       SAFECO
                                                       EQUITY*      GROWTH*        NW*         BOND*        MMKT*
     -------------------------------------------------------------------------------------------------------------
                                                                          -- ($ in Thousands) --
     PURCHASES for the period ended December 31, 1996  $28,781      $22,813      $ 1,269      $ 2,425      $30,930
                                                       =======      =======       ======       ======      =======
     SALES for the period ended December 31, 1996      $ 3,395      $ 2,423      $   269      $   955      $28,593
                                                       =======      =======       ======       ======      =======
     * For the year ended December 31, 1996

December 31, 1996
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Continued)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

                                                                           SUB-ACCOUNTS
                                                           ---------------------------------------------
                                                           LEXINGTON   LEXINGTON               FEDERATED
                                                            NATURAL    EMERGING    FEDERATED     HIGH
                                                           RESOURCES+   MRKTS+     UTILITY+     INCOME+
     ---------------------------------------------------------------------------------------------------
                                                                      -- ($ in Thousands) --
     PURCHASES for the period ended
       December 31, 1996                                   $ 1,029     $   994     $ 1,178     $   496
                                                            ======        ====      ======        ====
     SALES for the period ended
       December 31, 1996                                   $    77     $   119     $   219     $    66
                                                            ======        ====      ======        ====
     + For the period January 25, 1996 (inception date) through December 31, 1996.

                                                                                    SUB-ACCOUNTS
                                                                           -------------------------------
                                                                            WANGER
                                                                           US SMALL     TCI       TCI
                                                                             CAP+       BAL+      INT'L+
     -----------------------------------------------------------------------------------------------------
                                                                               -- ($ in Thousands) --
     PURCHASES for the period ended
       December 31, 1996                                                   $   513    $   198    $   216
                                                                              ====       ====       ====
     SALES for the period ended
       December 31, 1996                                                   $   129    $    21    $    81
                                                                              ====       ====       ====
     + For the period January 25, 1996 (inception date) through December 31, 1996.

5.  ACCUMULATION UNIT DATA

                                                                                 SUB-ACCOUNTS
                                                         ------------------------------------------------------------
                                                          SAFECO       SAFECO       SAFECO       SAFECO       SAFECO
                                                          EQUITY       GROWTH         NW          BOND         MMKT
     ----------------------------------------------------------------------------------------------------------------
     February 11, 1994 (inception date)                  $24.528      $13.910      $10.073      $16.217      $13.526
     December 31, 1994                                    25.373       14.864       10.134       15.521       13.811
     December 31, 1995                                    32.209       20.668       10.737       18.045       14.370
     December 31, 1996                                    39.633       26.928       11.905       17.915       14.874

                                                       SAFECO SEPARATE ACCOUNT C
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (Continued)

5.  ACCUMULATION UNIT DATA (CONTINUED)

                                                                    SUB-ACCOUNTS
                                               ------------------------------------------------------
                                               LEXINGTON   LEXINGTON             FEDERATED
                                                NATURAL    EMERGING   FEDERATED    HIGH     FEDERATED
                                               RESOURCES     MRKTS     UTILITY    INCOME      INT'L
     ------------------------------------------------------------------------------------------------
     December 31, 1994                                --        --         --         --         --
     December 31, 1995                                --        --         --         --         --
     January 25, 1996 (inception date)          $ 11.330   $10.350    $11.110    $ 9.870    $10.220
     December 31, 1996                            14.148     9.946     12.117     10.899     11.056

                                                                                    SUB-ACCOUNTS
                                                                           -------------------------------
                                                                            WANGER
                                                                           US SMALL      TCI        TCI
                                                                              CAP        BAL       INT'L
     -----------------------------------------------------------------------------------------------------
     December 31, 1994                                                          --         --         --
     December 31, 1995                                                          --         --         --
     January 25, 1996 (inception date)                                     $11.650    $ 7.020    $ 5.330
     December 31, 1996                                                      16.754      7.887      6.016

                    Audited Consolidated Financial Statements






                          SAFECO Life Insurance Company
                                and Subsidiaries

              For the Years Ended December 31, 1996, 1995 and 1994

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS




                                TABLE OF CONTENTS



                                                                        PAGE

Report of Independent Auditors..........................................   1

Consolidated Financial Statements

       Consolidated Balance Sheet.......................................   2

       Statement of Consolidated Income.................................   4

       Statement of Changes in Stockholder's Equity.....................   5

       Statement of Consolidated Cash Flows.............................   6

       Notes to Consolidated Financial Statements.......................   8

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


Board of Directors
SAFECO Life Insurance Company

We have audited the accompanying consolidated balance sheet of SAFECO Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the related statements of consolidated income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of SAFECO Life Insurance Company and subsidiaries at December 31, 1996 and 1995, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.

As described in Note 1 to the Consolidated Financial Statements, SAFECO Life Insurance Company and subsidiaries adopted certain new accounting standards in 1995 and 1994 as required by the Financial Accounting Standards Board.



                                                   /s/ ERNST & YOUNG LLP

Seattle, Washington
February 14, 1997

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEET
(In Thousands Except Share Amounts)

                                                                                    December 31
                                                                                    -----------
                                                                               1996            1995
                                                                               ----            ----
ASSETS

Investments (Note 2):
     Fixed Maturities Available-for-Sale, at Market Value
      (Amortized Cost: 1996-$7,597,733; 1995-$7,195,332) ..........      $  7,853,553       $ 7,720,108
     Fixed Maturities Held-to-Maturity, at Amortized Cost
      (Market Value: 1996-$2,670,004; 1995-$2,388,514) ............         2,488,324         2,044,517
     Marketable Equity Securities, at Market Value
      (Cost: 1996-$9,629; 1995-$14,904) ...........................            18,902            25,776
     First Mortgage Loans on Real Estate:
      Nonaffiliates (At cost, less allowance for losses:
       1996-$10,943; 1995-$9,633) .................................           447,596           416,110
      Affiliates ..................................................           140,743           137,823
     Real Estate (At cost, less accumulated depreciation:
      1996-$180; 1995-$398) .......................................             4,134             4,972
     Policy Loans .................................................            58,153            55,925
     Short-Term Investments (At cost which approximates market) ...            69,878            68,614
     Investment in Limited Partnerships ...........................               250             1,289
                                                                          -----------       -----------
          Total Investments .......................................        11,081,533        10,475,134
Cash ..............................................................            19,136            34,886
Accrued Investment Income .........................................           159,790           150,897
Accounts and Notes Receivable (At cost, less allowance for doubtful
     accounts: 1996-$85; 1995-$72) ................................            23,582            27,971
Reinsurance Recoverables (Note 5) .................................            25,204            16,656
Deferred Policy Acquisition Costs (Net of valuation allowance:
     1996-$19,040; 1995-$42,815) ..................................           240,464           210,491
Other Assets ......................................................             5,497             5,739
Current Income Taxes Recoverable (Note 9) .........................               792                --
Assets Held in Separate Accounts ..................................           491,212           276,399
                                                                          -----------       -----------
          Total Assets ............................................       $12,047,210       $11,198,173
                                                                          ===========       ===========


                 See Notes to Consolidated Financial Statements

                                                                  December 31
                                                                  -----------
                                                              1996             1995
                                                           ----------       ----------
LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Policy and Contract Liabilities (Note 5):
Future Policy Benefits .............................      $   149,624       $  154,090
Policy and Contract Claims .........................           29,155           26,407
Premiums Paid in Advance ...........................            8,846            8,209
Funds Held Under Deposit Contracts .................        9,792,730        8,756,384
Other Policyholders' Funds .........................          134,422          323,302
                                                          -----------       ----------
 Total Policy and Contract Liabilities .............       10,114,777        9,268,392
Other Liabilities ..................................           76,089          112,008
Federal Income Taxes (Note 9):
Current ............................................               --           13,047
Deferred (Includes tax on unrealized appreciation of
investment securities: 1996-$86,120;
1995-$172,493) .....................................          103,648          196,492
Liabilities Related to Separate Accounts ...........          491,212          276,399
                                                          -----------       ----------
Total Liabilities ..................................       10,785,726        9,866,338
                                                          -----------       ----------

Stockholder's Equity:
Common Stock, $250 Par Value;
20,000 Shares Authorized, Issued and Outstanding ...            5,000            5,000
Additional Paid-In Capital .........................           85,000           85,000
Retained Earnings (Note 7) .........................        1,011,439          921,383
Unrealized Appreciation of Investment Securities,
Net of Tax (Note 2) ................................          160,045          320,452
                                                          -----------       ----------
Total Stockholder's Equity .........................        1,261,484        1,331,835
                                                          -----------       ----------


Total Liabilities and Stockholder's Equity .........      $12,047,210      $11,198,173
                                                          ===========      ===========


                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED INCOME

                                                                   Year Ended December 31
                                                                   ----------------------
                                                              1996            1995            1994
                                                          -----------     -----------     -----------
(In Thousands)
Revenues:
     Premiums ........................................    $   240,100     $   237,025     $   252,929
     Investment Income:
     Interest on Fixed Maturities ....................        767,309         716,510         648,296
     Interest on Mortgage Loans ......................         52,127          51,912          51,135
     Interest on Short-Term Investments ..............          2,935           4,017           3,351
     Dividends from Marketable Equity Securities .....            843           1,387           1,446
     Dividends from Redeemable Preferred Stock .......         12,654           3,065             618
     Other Investment Income .........................          3,879           4,155           4,375
                                                          -----------     -----------     -----------
          Total ......................................        839,747         781,046         709,221
      Less Investment Expenses .......................          3,709           3,546           3,551
                                                          -----------     -----------     -----------
     Net Investment Income ...........................        836,038         777,500         705,670
                                                          -----------     -----------     -----------
     Other Revenue ...................................         12,933          11,608           9,795
     Realized Investment Gain ........................         10,439           5,676           5,639
                                                          -----------     -----------     -----------
          Total ......................................      1,099,510       1,031,809         974,033
                                                          -----------     -----------     -----------

Benefits and Expenses:
     Policy Benefits .................................        782,213         723,466         674,215
     Commissions .....................................         74,724          79,163          84,760
     Personnel Costs .................................         43,609          42,314          42,439
     Taxes Other Than Payroll and Income Taxes .......         15,512           7,913           7,652
     Other Operating Expenses ........................         45,224          42,978          44,519
     Amortization of Deferred Policy
       Acquisition Costs .............................         35,652          32,376          29,407
     Deferral of Policy Acquisition Costs ............        (42,426)        (35,347)        (43,360)
                                                          -----------     -----------     -----------
          Total ......................................        954,508         892,863         839,632
                                                          -----------     -----------     -----------

Income before Federal Income Taxes ...................        145,002         138,946         134,401
                                                          -----------     -----------     -----------

Provision (Benefit) for Federal Income Taxes (Note 9):
     Current .........................................         57,417          61,830          57,365
     Deferred ........................................         (6,471)        (13,800)        (10,154)
                                                          -----------     -----------     -----------
          Total ......................................         50,946          48,030          47,211
                                                          -----------     -----------     -----------

Net Income ...........................................    $    94,056     $    90,916     $    87,190
                                                          ===========     ===========     ===========


                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                                 Year Ended December 31
                                                                                                 ----------------------
                                                                                         1996          1995              1994
                                                                                         ----          ----              ----
                                                                                                    (In Thousands)
Common Stock ...................................................................    $     5,000     $     5,000     $     5,000
                                                                                    -----------     -----------     -----------

Additional Paid-In Capital .....................................................         85,000          85,000          85,000
                                                                                    -----------     -----------     -----------

Retained Earnings:
     Balance at the Beginning of Year ..........................................        921,383         834,467         751,277
     Net Income ................................................................         94,056          90,916          87,190
     Dividends to Parent .......................................................         (4,000)         (4,000)         (4,000)
                                                                                    -----------     -----------     -----------
     Balance at the End of Year ................................................      1,011,439         921,383         834,467
                                                                                    -----------     -----------     -----------

Unrealized Appreciation (Depreciation) of Investment
 Securities, Net of Tax (Note 1 and 2):
  Balance at the Beginning of Year .............................................        320,452        (126,229)          6,828
  Net Effect of Adoption of FASB Statement 115 .................................             --              --         279,957
  Change in Unrealized Appreciation or Depreciation ............................       (175,861)        474,511        (413,014)
  Change in Deferred Policy Acquisition Costs
   Valuation Allowance .........................................................         15,454         (27,830)             --
                                                                                    -----------     -----------     -----------
Balance at the End of Year .....................................................        160,045         320,452        (126,229)
                                                                                    -----------     -----------     -----------

  Stockholder's Equity .........................................................    $ 1,261,484     $ 1,331,835     $   798,238
                                                                                    ===========     ===========     ===========


                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED CASH FLOWS

                                                                                            Year Ended December 31
                                                                                            ----------------------
                                                                                   1996             1995            1994
                                                                                -----------     -----------     -----------
                                                                                               (In Thousands)
OPERATING ACTIVITIES:
     Insurance Premiums Received ............................................   $   216,801     $   216,269     $   233,129
     Dividends and Interest Received ........................................       754,878         703,053         641,234
     Other Operating Receipts ...............................................        12,948          10,607          11,419
     Insurance Claims and Policy Benefits Paid ..............................      (302,955)       (272,206)       (242,523)
     Underwriting, Acquisition and Insurance
       Operating Costs Paid .................................................      (172,251)       (169,904)       (177,188)
     Income Taxes Paid ......................................................       (71,255)        (61,247)        (60,566)
                                                                                -----------     -----------     -----------
          Net Cash Provided by Operating Activities .........................       438,166         426,572         405,505
                                                                                -----------     -----------     -----------

INVESTING ACTIVITIES:
     Purchases of:
       Fixed Maturities Available-for-Sale ..................................    (1,544,998)     (1,424,510)     (1,110,154)
       Fixed Maturities Held-to-Maturity ....................................      (473,206)       (291,965)       (358,297)
       Marketable Equity Securities .........................................          (272)           (260)           (407)
       Other Investments ....................................................           (15)            (14)        (24,381)
       Policy and Nonaffiliated Mortgage Loans ..............................       (85,485)        (55,302)        (68,710)
       Affiliated Mortgage Loans ............................................       (34,650)        (12,643)        (54,000)
     Maturities of Fixed Maturities Available-for-Sale ......................       466,509         375,291         476,410
     Maturities of Fixed Maturities Held-to-Maturity ........................        21,694          17,878          54,564
     Sales of:
       Fixed Maturities Available-for-Sale ..................................       721,229         327,160         250,227
       Fixed Maturities Held-to-Maturity ....................................        13,316              --              --
       Marketable Equity Securities .........................................        10,394           2,172              65
       Other Investments ....................................................         1,100             180          23,992
       Real Estate ..........................................................         1,086             876           1,885
       Policy and Nonaffiliated Mortgage Loans ..............................        48,341          50,734          42,038
       Affiliated Mortgage Loans ............................................        31,730           8,977           6,714
     Net (Increase) Decrease in Short-Term Investments ......................        (1,250)         (5,811)         11,793
     Other ..................................................................          (747)           (122)            947
                                                                                -----------     -----------     -----------
          Net Cash Used in Investing Activities .............................      (825,224)     (1,007,359)       (747,314)
                                                                                -----------     -----------     -----------

FINANCING ACTIVITIES:
     Funds Received Under Deposit Contracts .................................     1,148,590       1,304,665       1,012,164
     Return of Funds Held Under Deposit Contracts ...........................      (765,480)       (720,845)       (659,697)
     Dividends to Parent ....................................................        (4,000)         (4,000)         (4,000)
     Net Proceeds from (Repayment of) Short-Term Borrowings .................        (7,802)          9,143             842
                                                                                -----------     -----------     -----------
          Net Cash Provided by Financing Activities .........................       371,308         588,963         349,309
                                                                                -----------     -----------     -----------

     Net Increase (Decrease) in Cash ........................................       (15,750)          8,176           7,500
     Cash at Beginning of Year ..............................................        34,886          26,710          19,210
                                                                                -----------     -----------     -----------

     Cash at End of Year ....................................................   $    19,136     $    34,886     $    26,710
                                                                                ===========     ===========     ===========

For purposes of reporting cash flows, cash consists of balances on hand and on deposit in banks and financial institutions.

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED CASH FLOWS -
RECONCILIATION OF NET INCOME TO NET CASH
PROVIDED BY OPERATING ACTIVITIES

                                                                                      Year Ended December 31
                                                                              -------------------------------------
                                                                                 1996          1995          1994
                                                                              ---------     ---------     ---------
                                                                                         (In Thousands)

Net Income ...............................................................    $  94,056     $  90,916     $  87,190
                                                                              ---------     ---------     ---------

Adjustments to Reconcile Net Income to
Net Cash Provided by Operating Activities:
Realized Investment Gain .................................................      (10,439)       (5,676)       (5,639)
Amortization of Fixed Maturity Investments ...............................      (26,811)      (26,050)      (12,247)
Deferred Federal Income Tax Benefit ......................................       (6,471)      (13,800)      (10,154)
Interest Expense on Deposit Contracts ....................................      460,594       432,327       405,536
Other ....................................................................          574         3,140          (440)

Changes in:
Future Policy Benefits ...................................................       (4,466)       (1,232)        3,834
Policy and Contract Claims ...............................................        2,748        (2,643)       (4,136)
Premiums Paid in Advance .................................................          637          (574)       (1,174)
Deferred Policy Acquisition Costs ........................................       (6,198)       (6,116)      (12,990)
Accrued Investment Income ................................................       (8,893)       (8,990)      (13,695)
Accrued Interest on Accrual Bonds ........................................      (44,015)      (36,908)      (41,285)
Other Receivables ........................................................       (8,639)       (2,353)        5,064
Current Federal Income Taxes .............................................      (13,839)          583        (3,201)
Other Assets and Liabilities .............................................        4,668           449         1,820
Other Policyholders' Funds ...............................................        4,660         3,499         7,022
                                                                              ---------     ---------     ---------

Total Adjustments ........................................................      344,110       335,656       318,315
                                                                              ---------     ---------     ---------

Net Cash Provided by Operating Activities ................................    $ 438,166     $ 426,572     $ 405,505
                                                                              =========     =========     =========

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



1.   NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     NATURE OF OPERATIONS. SAFECO Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company offers individual and group insurance products, pension plans and annuity products, marketed through professional agents in all states and the District of Columbia. The Company owns two subsidiaries, SAFECO National Life Insurance Company and First SAFECO National Life Insurance Company of New York. The Company is a wholly-owned subsidiary of SAFECO Corporation which is a Washington corporation whose subsidiaries engage primarily in insurance and financial service businesses.

     BASIS OF REPORTING. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles appropriate in the circumstances and include amounts based on the best estimates and judgments of management. The financial statements include SAFECO Life Insurance Company and its subsidiaries.

     All significant intercompany transactions have been eliminated in the consolidated financial statements. Certain reclassifications have been made to prior year financial information to conform to the 1996 classifications.

     ACCOUNTING FOR PREMIUMS. Life and health insurance premiums are reported as income when collected for traditional individual life policies and when earned for group life and health policies. Funds received under pension deposit contracts, annuity contracts and universal life policies are recorded as liabilities rather than premium income when received. Revenues for universal life products consist of front-end loads, mortality charges and expense charges assessed against individual policyholder account balances. These loads and charges are recognized as income when earned.

     INVESTMENTS. The Company adopted Financial Accounting Standards Board
     (FASB) Statement 115, "Accounting for Certain Investments in Debt and Equity Securities," on January 1, 1994, applying the provisions of the Statement to investments held as of, or acquired after that date. See discussion of new accounting standards on page 10.

     Fixed maturity investments (i.e., bonds and redeemable preferred stocks) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost in the balance sheet. Fixed maturities classified as available-for-sale are carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable income taxes and deferred policy acquisition costs valuation allowance. The Company has no fixed maturities classified as trading.

     All marketable equity securities are classified as available-for-sale and carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable income taxes.

     When the collectibility of income on certain investments is considered doubtful, they are placed on non-accrual status and thereafter interest income is recognized only when payment is received. Investments that have declined in market value below cost and for which the decline is judged to be other than temporary are written down to fair value. Writedowns are made directly on an individual security basis and reduce realized investment gains in the Statement of Consolidated Income.

     The cost of security investments sold is determined by the "identified cost" method.

     Mortgage loans are carried at outstanding principal balances, less an allowance for loan losses.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Note 1 (continued)

     REAL ESTATE AND DEPRECIATION. Income-producing real estate is classified as an investment. The Company provides straight-line depreciation on its buildings based upon their estimated useful lives.

     Investment real estate that has declined in market value below cost and for which the decline is judged to be other than temporary is written down to estimated realizable value. Writedowns reduce realized investment gains in the Statement of Consolidated Income.

     DEFERRED POLICY ACQUISITION COSTS. Life and health acquisition costs, consisting of commissions and certain other underwriting expenses, which vary with and are primarily related to the production of new business, are deferred.

     Acquisition costs for pension deposit contracts, deferred annuity contracts and universal life policies are amortized over the lives of the contracts or policies in proportion to the present value of estimated future gross profits. To the extent actual experience differs from assumptions, and to the extent estimates of future gross profits require revision, the unamortized balance of deferred policy acquisition costs is adjusted accordingly; such adjustments would be included in current operations. There were no significant revisions made in 1996, 1995 or 1994.

     Acquisition costs for traditional individual life insurance policies are amortized over the premium payment period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. Acquisition costs for group life and health policies are amortized over the lives of the policies in proportion to premium received.

     FUTURE POLICY BENEFITS. Liabilities for universal life insurance policies, deferred annuity and pension deposit contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for structured settlement annuities are based on interest rate assumptions using market rates at issue, graded downward over 40 years to a range of 5.5% to 8.75%.

     Liabilities for future policy benefits under traditional individual life insurance policies have been computed on the level premium method using interest, mortality and persistency assumptions based on actual experience modified to provide for adverse deviation. Interest assumptions range from 8.5% graded to 3.25%.

     POLICY AND CONTRACT CLAIMS. The liability for policy and contract claims is established on the basis of reported losses ("case basis" method). Provision is also made for claims incurred but not reported, based on historical experience. The estimates for claims incurred but not reported are continually reviewed and any necessary adjustments are reflected in current operations.

     SEPARATE ACCOUNTS. The Company administers segregated asset accounts for variable annuity and variable universal life clients. The assets of these Separate Accounts, which consist of common stocks, are the property of the Company. The liabilities of these Separate Accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these clients. The assets of the Separate Accounts, equal to the reserves and other contract liabilities of the Separate Accounts, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment risks associated with market value changes are borne by the clients. Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on the assets of the Separate Account are not reflected in the Statement of Consolidated Income. Management fees and other charges assessed against the contracts are included in other revenue.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



Note 1 (continued)

     FEDERAL INCOME TAXES. The Company and its subsidiaries are included in a consolidated federal income tax return filed by SAFECO Corporation. Tax payments (credits) are made to or received from SAFECO Corporation on a separate tax return filing basis. The Company provides for federal income taxes based on financial reporting income and deferred federal income taxes on temporary differences between financial reporting and taxable income.

     NEW ACCOUNTING STANDARDS. The Company adopted FASB Statement 112, "Employers' Accounting for Postemployment Benefits," effective January 1, 1994. Adoption had no effect on net income.

     In 1993, the FASB adopted Statement 114, "Accounting by Creditors for Impairment of a Loan," which provides guidance on valuing impaired loans. The FASB also issued Statement 118, "Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures," in 1994, which amends Statement 114. Both statements were effective for 1995 and adopted by the Company on January 1, 1995. Adoption did not affect net income. For additional disclosure relating to these two statements, see Note 2.

     In 1993, the FASB issued Statement 115, "Accounting for Certain Investments in Debt and Equity Securities," which expands the use of fair value accounting for debt and equity securities. As of January 1, 1994, the Company adopted the provisions of this Statement for investments held as of, or acquired after that date. Statement 115 requires that debt and equity securities be classified as trading, available- for-sale, or held-to-maturity.

     Fixed maturity securities that the Company has the positive intent and ability to hold to maturity (as narrowly defined by Statement 115) are classified as held-to-maturity and are reported at amortized cost. Fixed maturity securities classified as available-for-sale are carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable income taxes and any deferred policy acquisition costs valuation allowance. All marketable equity securities are classified as available-for-sale and continue to be carried at market value, with changes in unrealized gains and losses recorded directly to stockholder's equity, net of applicable income taxes. Under Statement 115, trading securities are carried at market value with immediate recognition in income of changes in market value. Since the Company does not have any securities held for trading, the adoption of this Statement had no effect on net income.

     The net effect on stockholder's equity of the adoption of Statement 115 was an increase of $279,957,000 as of January 1, 1994. The net increase was comprised of the following amounts: aggregate market value in excess of amortized cost of fixed maturities classified as available-for-sale of $458,471,000, less deferred policy acquisition costs valuation allowance of $27,768,000 and deferred income taxes at 35% of $150,746,000.

     The FASB issued an Implementation Guide on Statement 115 in November 1995. In addition to providing guidance on Statement 115, the Guide allowed for a one-time-only reclassification of securities among the three categories defined in Statement 115. The Company reclassified certain fixed maturity securities from the held-to-maturity category to the available-for-sale category on December 31, 1995, as allowed by the Guide. The securities reclassified had a net carrying value (amortized cost) of $331,123,000 and a market value of $358,630,000 at December 31, 1995. This reclassification had no effect on net income.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



2.   INVESTMENT SUMMARY

      A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1996 follows:

                                                                              Gross         Gross         Net           Estimated
                                                              Amortized    Unrealized     Unrealized    Unrealized        Market
                                                                Cost          Gains         Losses         Gain           Value
                                                                ----          -----         ------         ----           -----

                                                                                       (In Thousands)
United States government and
  government agencies and authorities ...........          $  746,401    $   38,689     $   (1,915)    $   36,774    $  783,175
States, municipalities and political subdivisions             131,538        11,192        (1,009)         10,183       141,721
Foreign governments .............................              74,427         4,575            (7)          4,568        78,995
Public utilities ................................           1,428,912        72,384        (7,220)         65,164     1,494,076
All other corporate bonds .......................           2,707,297       100,673       (15,464)         85,209     2,792,506
Mortgage-backed securities ......................           2,509,158        72,485       (18,563)         53,922     2,563,080
                                                           ----------    ----------     ----------     ----------    ----------
Total fixed maturities classified as
  available-for-sale ............................           7,597,733       299,998       (44,178)        255,820     7,853,553
Marketable equity securities ....................               9,629         9,518          (245)          9,273        18,902
                                                           ----------    ----------     ----------     ----------    ----------
Total investment securities classified as
  available-for-sale ............................          $7,607,362    $  309,516     $  (44,423)       265,093    $7,872,455
                                                           ==========     ==========     ==========                  ==========

Deferred policy acquisition costs valuation allowance ............................................        (19,040)
Applicable federal income tax ....................................................................
                                                                                                          (86,008)
                                                                                                       ----------
Unrealized appreciation of investment securities,
  net of tax, included in stockholder's equity ...................................................     $  160,045
                                                                                                       ==========

      A summary of fixed maturities classified as held-to-maturity at December 31, 1996 follows:

                                                                       Gross         Gross          Net        Estimated
                                                      Amortized      Unrealized    Unrealized    Unrealized      Market
                                                        Cost           Gains         Losses        Gain          Value
                                                        ----           -----         ------        ----          -----
                                                                                  (In Thousands)

United States government and
  government agencies and authorities ...........    $  244,686    $   29,559    $     (396)    $   29,163    $  273,849
States, municipalities and political subdivisions       103,075         3,797          (664)         3,133       106,208
Foreign governments .............................       148,300        24,403            --         24,403       172,703
Public utilities ................................       545,249        48,130        (4,279)        43,851       589,100
All other corporate bonds .......................     1,155,146        82,922        (9,495)        73,427     1,228,573
Mortgage-backed securities ......................       291,868        13,110        (5,407)         7,703       299,571
                                                     ----------    ----------    ----------     ----------    ----------
Total fixed maturities classified as
  held-to-maturity ..............................    $2,488,324    $  201,921    $  (20,241)    $  181,680    $2,670,004
                                                     ==========    ==========    ==========     ==========    ==========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 2 (continued)

      A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1995 follows:

                                                                       Gross        Gross           Net        Estimated
                                                       Amortized    Unrealized    Unrealized     Unrealized     Market
                                                         Cost          Gains       Losses          Gain          Value
                                                         ----          -----       ------          ----          -----
                                                                                (In Thousands)
United States government and
  government agencies and authorities ...........    $  737,429    $   73,770    $   (1,007)    $   72,763    $  810,192
States, municipalities and political subdivisions       141,085        20,879            --         20,879       161,964
Foreign governments .............................        67,873         7,248            --          7,248        75,121
Public utilities ................................     1,452,490       137,913        (1,395)       136,518     1,589,008
All other corporate bonds .......................     2,475,343       183,117        (7,690)       175,427     2,650,770
Mortgage-backed securities ......................     2,321,112       116,938        (4,997)       111,941     2,433,053
                                                     ----------    ----------    ----------     ----------    ----------
Total fixed maturities classified as
  available-for-sale ............................     7,195,332       539,865       (15,089)       524,776     7,720,108
Marketable equity securities ....................        14,904        11,172          (300)        10,872        25,776
                                                     ----------    ----------    ----------     ----------    ----------
Total investment securities classified as
  available-for-sale ............................    $7,210,236    $  551,037    $  (15,389)       535,648    $7,745,884
                                                     ==========    ==========     ==========                  ==========


Deferred policy acquisition costs valuation allowance ......................................       (42,815)
Applicable federal income tax ..............................................................      (172,381)
                                                                                                ----------
Unrealized appreciation of investment securities,
  net of tax, included in stockholder's equity .............................................    $  320,452
                                                                                                ==========

      A summary of fixed maturities classified as held-to-maturity at December 31, 1995 follows:

                                                                       Gross         Gross          Net          Estimated
                                                        Amortized    Unrealized    Unrealized    Unrealized       Market
                                                          Cost          Gains        Losses         Gain          Value
                                                          ----          -----        ------         ----          -----
                                                                                  (In Thousands)
United States government and
  government agencies and authorities ...........    $  210,894    $   60,042    $       --     $   60,042    $  270,936
States, municipalities and political subdivisions        52,438         4,689            --          4,689        57,127
Foreign governments .............................       135,467        31,956            --         31,956       167,423
Public utilities ................................       456,938        83,571            --         83,571       540,509
All other corporate bonds .......................       896,899       140,673        (4,128)       136,545     1,033,444
Mortgage-backed securities ......................       291,881        27,194            --         27,194       319,075
                                                     ----------    ----------    ----------     ----------    ----------
Total fixed maturities classified as
  held-to-maturity ..............................    $2,044,517    $  348,125    $   (4,128)    $  343,997    $2,388,514
                                                     ==========    ==========    ==========     ==========    ==========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 2 (continued)



      The amortized cost and estimated market value of fixed maturities at December 31, 1996, by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Available-for-Sale         Held-to-Maturity
                                               ------------------         ----------------
                                                         Estimated                   Estimated
                                           Amortized       Market      Amortized      Market
                                              Cost         Value         Cost          Value
                                              ----         -----         ----          -----
                                                              (In Thousands)

Due in one year or less ..............    $  193,009    $  199,669    $    5,000    $    5,100
Due after one year through five years      1,582,958     1,639,786            --            --
Due after five years through ten years     1,233,599     1,264,009        28,570        32,934
Due after ten years ..................     2,079,009     2,187,009     2,162,886     2,332,399
Mortgage-backed securities ...........     2,509,158     2,563,080       291,868       299,571
                                          ----------    ----------    ----------    ----------

                          Total ......    $7,597,733    $7,853,553    $2,488,324    $2,670,004
                                          ==========    ==========    ==========    ==========


      At December 31, 1996 and 1995, the Company held below investment grade fixed maturities of $242 million and $239 million at amortized cost, respectively. The respective market values of these investments were approximately $239 million and $240 million. These holdings amounted to 2.3% and 2.4% of the Company's investments in fixed maturities at market value at December 31, 1996 and 1995, respectively.

      The carrying value of investments in fixed maturities and mortgage loans that did not produce income during the year ended December 31, 1996 is less than one percent of the total of such investments.

      Certain fixed maturity securities with an amortized cost of $4,648,000 and $4,578,000 at December 31, 1996 and 1995, respectively, were on deposit with various regulatory authorities to meet requirements of insurance and financial codes.

      At both December 31, 1996 and 1995, mortgage loans constituted approximately 4.9% of total assets and are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 42% of the total in California. Individual loans generally do not exceed $5 million. At December 31, 1996, less than 1% of the loans were non-performing.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



Note 2 (continued)

      The proceeds from sales of investment securities and related gains and losses for 1996 are as follows:

                                                                            Year Ended December 31, 1996
                                                                            ----------------------------

                                                             Fixed Maturities         Fixed Maturities      Marketable
                                                             Available-for-Sale       Held-to-Maturity    Equity Securities
                                                             ------------------       ----------------    -----------------
                                                                                      (In Thousands)
Proceeds from sales .......................................    $ 721,229              $  13,316              10,394
                                                               =========              =========           =========

Gross realized gains on sales .............................    $  19,779              $      --               4,847
Gross realized losses on sales ............................      (18,837)                (1,328)                 --
                                                               ---------              ---------           ---------

    Realized gains (losses) on sales ......................          942                 (1,328)              4,847

Other (Including net gain or loss on calls and redemptions)       13,687                   (141)                 --
Writedowns (Including writedowns on
    securities subsequently sold) .........................       (5,465)                    --                  --
                                                               ---------              ---------           ---------

Total realized gain  (loss) ...............................    $   9,164              $  (1,469)              4,847
                                                               =========              =========           =========

     Two fixed maturities classified as held-to-maturity were sold during 1996 due to evidence of a significant deterioration in credit quality. The amortized cost of these securities was $14,644,000, and the losses realized on these sales were $1,328,000.

     The proceeds from sales of investment securities and related gains and losses for 1995 are as follows:


                                                                               Year Ended December 31, 1995
                                                                               ----------------------------

                                                              Fixed Maturities     Fixed Maturities       Marketable
                                                            Available-for-Sale     Held-to-Maturity    Equity Securities
                                                            ------------------     ----------------    -----------------
                                                                                   (In Thousands)
Proceeds from sales ...............................                $ 327,160           $      --          $   2,172
                                                                   =========           =========          =========

Gross realized gains on sales .....................                $  16,366           $      --          $   1,253
Gross realized losses on sales ....................                   (4,336)                 --               (282)
                                                                   ---------           ---------          ---------

    Realized gains on sales .......................                   12,030                  --                971

Other (Including net gain on calls and redemptions)                    7,833                  --                 --
Writedowns (Including writedowns on
    securities subsequently sold) .................                  (13,628)                 --                 --
                                                                   ---------           ---------          ---------


Total realized gain ...............................                $   6,235          $      --           $     971
                                                                   =========          =========           =========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



Note 2 (continued)

      The proceeds from sales of investment securities and related gains and losses for 1994 are as follows:

                                                                            Year Ended December 31, 1994
                                                                            ----------------------------

                                                        Fixed Maturities       Fixed Maturities         Marketable
                                                        Available-for-Sale     Held-to-Maturity      Equity Securities
                                                        ------------------     ----------------      -----------------
                                                                              (In Thousands)
Proceeds from sales ...............................             $ 250,227           $     --          $      65
                                                                =========           ========          =========

Gross realized gains on sales .....................             $  12,994           $     --          $     115
Gross realized losses on sales ....................                (1,533)                --               (224)
                                                                ---------           --------          ---------

     Realized gains (losses) on sales .............                11,461                 --               (109)

Other (Including net gain on calls and redemptions)                 2,475                 --                 --
Writedowns (Including writedowns on
    securities subsequently sold) .................                (4,804)                --                 --
                                                                ---------           --------          ---------

Total realized gain (loss) ........................             $   9,132           $     --          $    (109)
                                                                =========           ========          =========

      The following summarizes the realized gains and losses, the changes in unrealized gains and losses, and applicable income taxes on all investments:

                                                                                           Year Ended December 31
                                                                                           ----------------------
                                                                                     1996         1995          1994
                                                                                     ----         ----          ----
                                                                                               (In Thousands)
Realized gains (losses):
     Fixed maturities ........................................................       7,695        6,235        9,132
     Marketable equity securities ............................................       4,847          971         (109)
     First mortgage loans on real estate .....................................      (2,050)      (1,600)      (3,000)
     Real estate .............................................................        (114)          70         (184)
     Short-term investments ..................................................          --           --         (200)
     Investment in limited partnerships ......................................          61           --           --
                                                                                  --------      -------      -------

          Realized gain before federal income taxes ..........................      10,439        5,676        5,639
                                                                                  ========      =======      =======


                                                                                            Year Ended December 31
                                                                                            ----------------------

                                                                                      1996         1995         1994
                                                                                      ----         ----         ----
                                                                                               (In Thousands)
Increase (decrease) in unrealized appreciation of:
     Fixed maturities classified as available-for-sale .......................  $ (268,956)  $  726,046    $  (201,270)
     Marketable equity securities ............................................      (1,599)       3,971         (3,432)
     Deferred policy acquisition costs valuation allowance ...................      23,775      (42,815)            --
     Applicable federal income tax ...........................................      86,373     (240,521)        71,645
                                                                                ----------   ----------    -----------


     Net change in unrealized appreciation or depreciation ...................  $ (160,407)   $ 446,681      $(133,057)
                                                                                ----------   ----------    -----------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



Note 2 (continued)

The following table summarizes the Company's allowance for credit losses on non-affiliated mortgage loans.

                                                        Year Ended December 31
                                                        ----------------------

                                                          1996          1995
                                                          ----          ----
                                                            (In Thousands)
Allowance at beginning of year .................      $     9,633   $      9,511
Provision for credit losses ....................            2,050          1,600
Recoveries .....................................               --             15
Loans charged off as uncollectible .............             (740)        (1,493)
                                                       ----------   ------------
Allowance at end of year .......................      $    10,943   $      9,633
                                                      ===========   ============


      The allowance includes amounts determined under FAS 114 and FAS 118 (specific reserves), as well as general reserve amounts. The total investment in impaired loans, as defined under FAS 114 and 118 and before any reserve for losses, is $3.2 and $5.7 million at December 31, 1996 and 1995, respectively. A specific loan loss reserve has been established for each impaired loan, the total of which is $835,000 and $2.1 million and is included in the overall allowance of $10.9 and $9.6 million at December 31, 1996 and 1995, respectively.


3.   COMMITMENTS AND CONTINGENCIES

     The Company is obligated under a real estate lease with an affiliate, General America Corporation, which expires in 2010. The minimum annual rental commitments under this obligation are $2,336,000. At December 31, 1996, unfunded mortgage loan commitments approximated $9,375,000. The Company had no other material commitments or contingencies at December 31, 1996.


4.   FINANCIAL INSTRUMENTS

     ESTIMATED FAIR VALUES. Fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amount that could be realized in a current market exchange. The use of different market assumptions and/or estimating methodologies may have a material effect on the estimated fair value amounts.

     Carrying value is a reasonable estimate of fair value for cash, policy loans, short-term investments, accounts receivable and other liabilities.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



Note 4 (continued)

     Fair value amounts for investments in fixed maturities and marketable equity securities are the same as market value. Market value generally represents quoted market prices for securities traded in the public market place or analytically determined values for securities not publicly traded.

     The fair values of mortgage loans have been estimated by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

     The fair value of investment contracts with defined maturities is estimated by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value. These investment contracts are included in Funds Held Under Deposit Contracts.

     Estimated fair values of financial instruments at December 31 are as follows:

                                                    1996                       1995
                                                    ----                       ----

                                         Carrying        Estimated    Carrying    Estimated
                                          Amount        Fair Value     Amount     Fair Value
                                          ------        ----------     ------     ----------

                                                           (In Thousands)
Financial assets:
  Fixed maturities available-for-sale    $7,853,553    $7,853,553    $7,720,108    $7,720,108
  Fixed maturities held-to-maturity .     2,488,324     2,670,004     2,044,517     2,388,514
  Marketable equity securities ......        18,902        18,902        25,776        25,776
  Mortgage loans ....................       588,339       596,000       553,933       584,000

Financial liabilities:
  Funds held under deposit contracts      9,792,730     9,935,000     8,756,384     9,282,000


     Other insurance-related financial instruments are exempt from fair value disclosure requirements.

     DERIVATIVE FINANCIAL INSTRUMENTS. The Company's investments in mortgage-backed securities of $2.9 billion and $2.8 billion at market at December 31, 1996 and 1995, respectively, are primarily residential collateralized mortgage obligations and pass-throughs ("CMOs"). CMOs, while technically defined as derivative instruments, are exempt from derivative disclosure requirements. The Company's investment in CMOs comprised of the riskier, more volatile type (e.g., interest only, inverse floaters, etc.) has been intentionally limited to only a small amount (i.e., less than 1% of total CMOs at both December 31, 1996 and 1995).

     The Company does not enter into financial instruments for trading or speculative purposes. The Company's involvement in other investment-type derivatives is also, intentionally, of a very limited nature. Such derivatives include currency-linked bonds and fixed-rate loan commitments. Individually, and in the aggregate, these derivatives are not material and thus no additional disclosures are warranted.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


5.   POLICY AND CONTRACT LIABILITIES

     REINSURANCE. The Company protects itself from excessive losses by ceding reinsurance to other companies, using automatic and facultative treaties. Reinsurance contracts do not relieve the Company of its obligations to policyholders. A continuing liability exists in the event a reinsurance company is unable to meet its obligations to the Company. The financial condition of its reinsurers is evaluated by the Company to minimize its exposure to losses from reinsurer insolvencies.

     The balance sheet caption "Reinsurance Recoverables" is comprised of the following amounts:

                                                            December 31
                                                     ---------------------------
                                                         1996           1995
                                                     ------------   ------------
                                                           (In Thousands)

      Unpaid losses and adjustment expense ........  $       136    $       850
      Paid claims .................................          957            658
      Life policy liabilities .....................       23,784         14,844
      Other reinsurance recoverables ..............          327            304
                                                     -----------    -----------

           Total reinsurance recoverables .........  $    25,204    $    16,656
                                                     ===========    ===========



     The effects of reinsurance on the premium and policy benefit amounts in the Statement of Consolidated Income are as follows:

                                         Year Ended December 31
                                ------------------------------------------
                                    1996           1995           1994
                                -------------  -------------  ------------
                                             (In Thousands)
      Reinsurance Ceded:

           Premiums ..........    $(13,679)     $(10,385)       $(9,060)
                                  ========      ========        =======

           Policy benefits ...    $ (4,039)     $ (6,344)       $(5,588)
                                  ========      ========        =======


      Reinsurance Assumed:

           Premiums ..........    $    175      $ (5,456)       $   327
                                  ========      ========        =======

           Policy benefits ...    $  2,500      $ (2,503)       $ 3,421
                                  ========      ========        =======



     In 1995, the Company sold a reinsurance assumed block of group disabled lives, involving disability income coverage, back to the ceding reinsurance pool. The ceding pool acquired the Company's $5.7 million disabled life claim reserve for a return-of-premium payment of $5.7 million. The reinsurance assumed premiums and policy benefits shown above reflect this transaction.

     POLICY AND CONTRACT CLAIMS. Accident and health claim reserves, the majority of which are incurred and paid in full within a one-year period, amount to less than 1% of total policy and contract liabilities. Therefore, no additional disclosures are warranted.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.   STATUTORY BASIS INFORMATION

     The Company and its subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis as prescribed or permitted by such authorities (statutory basis). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Statutory net income differs from income reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     Statutory net income and stockholder's equity, by company, are as follows:

                                                                         Year Ended December 31
                                                                ----------------------------------------
                                                                    1996          1995          1994
                                                                ------------  -------------  -----------
                                                                               (In Thousands)
Statutory Net Income:
     SAFECO Life Insurance Company ..........................      $95,676      $101,456      $47,280
     SAFECO National Life Insurance Company .................        1,249         1,187        1,242
     First SAFECO National Life Insurance Company
       of New York ..........................................          318           404          108
                                                                   -------      --------      -------

          Total .............................................      $97,243      $103,047      $48,630
                                                                   =======      ========      =======

                                                                         Year Ended December 31
                                                                ----------------------------------------
                                                                    1996          1995          1994
                                                                ------------  -------------  -----------
                                                                               (In Thousands)
Statutory Stockholder's Equity:
     SAFECO Life Insurance Company ..........................      $562,100      $479,152      $391,328
     SAFECO National Life Insurance Company .................        15,263        15,522        15,849
     First SAFECO National Life Insurance Company
       of New York ..........................................       10,295        10,009         9,644
                                                                   --------      --------      --------

          Total .............................................      $587,658      $504,683      $416,821
                                                                   ========      ========      ========


     The Company has received written approval from the Washington State Insurance Department to treat certain loans (all made at market rates) to related SAFECO Corporation subsidiaries as admitted assets. The allowance of such loans has not materially enhanced surplus at December 31, 1996.


7.   DIVIDEND RESTRICTIONS

     Insurance companies are restricted by certain states as to the amount of dividends they may pay within a given calendar year to their parent without regulatory consent. That restriction is the greater of statutory net gain from operations for the previous year or 10% of policyholder surplus at the close of the previous year, subject to a maximum limit equal to statutory earned surplus. The amount of retained earnings available for the payment of dividends to SAFECO Corporation without prior regulatory approval was $99,198,000 at December 31, 1996.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.   EMPLOYEE BENEFIT PLANS

     SAFECO Corporation and subsidiary companies (the Companies) administer defined contribution, defined benefit and profit sharing bonus plans covering substantially all employees. The defined contribution plans include profit sharing retirement plans and a savings plan. Benefits are earned under the defined benefit plan for each year of service after 1988, based on the employee's compensation level plus a stipulated rate of return on the benefit balance. It is SAFECO Corporation's policy to fund the defined benefit plan on a current basis to the full extent deductible under federal income tax regulations. The cost of these plans to the Company was $7,901,000, $7,599,000 and $6,329,000 for the years ended December 31,
     1996, 1995 and 1994, respectively.

     The Companies also provide certain healthcare and life insurance benefits ("other postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Companies. The cost of these benefits is shared with the retiree. The Company accrues for these costs during the years that employees provide services, under FASB Statement 106. Net periodic other postretirement benefit costs for the Company were $474,000, $282,000 and $432,000 in 1996, 1995 and 1994, respectively.

     The following table summarizes the Company's funded status of the plan:

                                                                           December 31
                                                                     ------------------------
                                                                        1996         1995
                                                                     -----------  -----------
                                                                           (In Thousands)
Total accumulated postretirement benefit obligation (APBO) ..........      $3,765      $4,310

Less:  plan assets at fair value ....................................         133         133
                                                                           ------      ------

APBO in excess of plan assets .......................................       3,632       4,177

Unrecognized gain ...................................................       1,283         361
                                                                           ------      ------

Accrued postretirement benefit cost recorded on the balance sheet ...      $4,915      $4,538
                                                                           ======      ======


     Discount rate assumptions of 7.75%, 7.5% and 8.5% were used at December 31, 1996, 1995 and 1994, respectively. The accumulated postretirement benefit obligation at December 31, 1996 was determined using a healthcare cost trend rate of 11% for 1997, declining by 1% per year, starting in 1998, to 6% and remaining at that level thereafter. A one percentage point increase in the assumed healthcare cost trend rate for each year would increase the accumulated other postretirement benefit obligation as of December 31, 1996 by $451,000 and the annual net periodic other postretirement benefit cost for the year then ended by $76,000.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


9.   INCOME TAXES

     The Company uses the liability method of accounting for income taxes pursuant to FASB Statement 109, "Accounting for Income Taxes." Under the liability method, deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

     Differences between income tax computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the provision for federal income taxes are as follows:

                                                                Year Ended December 31
                                                       ------------------------------------------
                                                          1996           1995           1994
                                                       ------------  -------------  -------------
                                                                  (In Thousands)
Computed "expected" tax expense ..................      $ 50,751        $ 48,631        $ 47,040

Dividends received deduction .....................           (24)            (44)            (64)

Tax exempt interest ..............................            (6)             (7)             (8)

Other ............................................           225            (550)            243
                                                        --------        --------        --------

     Income tax expense ..........................      $ 50,946        $ 48,030        $ 47,211
                                                        ========        ========        ========

Percent of income tax expense to income before tax          35.1%           34.6%           35.1%
                                                        ========        ========        ========



     The tax effect of temporary differences which give rise to the deferred tax assets and deferred tax liabilities are as follows:

                                                                                          December 31
                                                                                  ---------------------------
                                                                                      1996          1995
                                                                                  ------------  -------------
                                                                                        (In Thousands)
Deferred tax assets:
     Discounted loss and adjustment expense reserves ........................      $  1,359      $  1,990
     Uncollected premium adjustment .........................................         2,270         2,011

     Adjustment to life policy liabilities ..................................        34,773        30,209

     Capitalization of policy acquisition costs .............................        33,393        21,860

     Postretirement benefits ................................................         1,720         1,588

     Realized capital losses ................................................         5,887         9,348

     Guarantee fund assessments .............................................         3,518         3,680

     Other ..................................................................         1,630         1,414
                                                                                   --------      --------

            Total deferred tax assets .......................................        84,550        72,100
                                                                                   --------      --------

Deferred tax liabilities:
     Deferred policy acquisition costs ......................................        90,826        88,657
     Bond discount accrual ..................................................         9,525         5,905
     Unrealized appreciation of investment securities (Net of deferred policy
        acquisition costs valuation allowance: 1996-$6,664; 1995-$14,985) ...        86,120       172,493
     Other ..................................................................         1,727         1,537
                                                                                   --------      --------

            Total deferred tax liabilities ..................................       188,198       268,592
                                                                                   --------      --------

            Net deferred tax liability ......................................      $103,648      $196,492
                                                                                   ========      ========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



Note 9 (continued)

     The following table reconciles the deferred tax benefit in the Statement of Income to the change in the deferred tax liability in the balance sheet at December 31:

                                                                   1996          1995         1994
                                                                -----------   -----------  ------------
                                                                             (In Thousands)

Deferred tax benefit.........................................    $ (6,471)    $ (13,800)    $(10,154)

Deferred tax changes reported in stockholder's equity:
  Increase (decrease) in liability related to unrealized
     appreciation or depreciation of investment securities...     (94,694)      255,506      (71,645)

  Increase (decrease) in liability related to deferred
     policy acquisition costs valuation allowance............       8,321       (14,985)        --
                                                                 --------     ---------     --------

Increase (decrease) in net deferred tax liability............    $(92,844)    $ 226,721     $(81,799)
                                                                 ========     =========     ========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


10.      SEGMENT DATA

         A major portion of investment income, realized gains or losses and assets is specifically identifiable with an industry segment. The remainder of these amounts has been allocated in proportion to the investment income identified with each segment.

                                                                    Year Ended December 31, 1996
                                                            --------------------------------------------
                                                              Financial        Employee
                                                               Services        Benefits        Total
                                                            --------------  --------------  ------------
                                                                            (In Thousands)
Revenue:
      Premiums and Other (Including $35,477 of financial
            services revenue received from affiliates) ...    $ 48,964       $204,069       $  253,033
      Identifiable Investment Income .....................      506,628        256,939          763,567
      Investment Income Allocated ........................       48,157         24,314           72,471
      Identifiable Realized Gain from Investments ........        2,636          2,884            5,520
      Realized Gain from Investments Allocated ...........        3,271          1,648            4,919
                                                               --------       --------       ----------

            Total Revenue ................................     $609,656       $489,854       $1,099,510
                                                               ========       ========       ==========

      Income Before Income Taxes .........................     $ 81,849       $ 63,153       $  145,002
                                                               ========       ========       ==========

                                                                     December 31, 1996
                                                       --------------------------------------------
                                                         Financial        Employee
                                                          Services        Benefits        Total
                                                       --------------  --------------  ------------
                                                                       (In Thousands)
Identifiable Assets:

      Deferred Policy Acquisition Costs .............   $  163,802       $   76,662       $   240,464

      Policy Loans ..................................       30,774           27,379            58,153

      Invested Assets ...............................    6,660,938        3,298,105         9,959,043

      Other .........................................      163,855          533,823           697,678

Invested Assets Allocated ...........................      707,269          357,068         1,064,337

Other Assets Allocated ..............................       18,288            9,247            27,535

                                                        ----------       ----------       -----------

            Total Assets ............................   $7,744,926       $4,302,284       $12,047,210
                                                        ==========       ==========       ===========


Amortization of Deferred Policy Acquisition Costs ...   $   13,756       $   21,896       $    35,652
                                                        ==========       ==========       ===========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS




Note 10 (continued)

                                                                          Year Ended December 31, 1995
                                                                 -----------------------------------------------
                                                                   Financial        Employee
                                                                   Services         Benefits           Total
                                                                 -------------    -------------      -----------
                                                                                  (In Thousands)
Revenue:
      Premiums and Other (Including $29,029 of financial
           services revenue received from affiliates) ......     $  45,284        $ 203,349        $   248,633
      Identifiable Investment Income .......................        450,655          256,570            707,225

      Investment Income Allocated ..........................         44,043           26,232             70,275

      Identifiable Realized Gain (Loss) from Investments ...         16,020           (8,586)             7,434

      Realized Loss from Investments Allocated .............         (1,112)            (646)            (1,758)
                                                                  ---------        ---------        -----------

           Total Revenue ...................................      $ 554,890        $ 476,919        $ 1,031,809
                                                                  =========        =========        ===========

Income Before Income Taxes .................................      $  84,956        $  53,990        $   138,946
                                                                  =========        =========        ===========

                                                                               December 31, 1995
                                                                  --------------------------------------------
                                                                   Financial        Employee
                                                                   Services         Benefits          Total
                                                                  ----------       ----------      -----------
                                                                                  (In Thousands)
Identifiable Assets:
      Deferred Policy Acquisition Costs ....................      $  143,228       $   67,263       $   210,491
      Policy Loans .........................................          29,109           26,816            55,925
      Invested Assets ......................................       6,086,143        3,261,042         9,347,185
      Other ................................................         155,358          327,863           483,221
Invested Assets Allocated ..................................         671,864          400,160         1,072,024
Other Assets Allocated .....................................          18,179           11,148            29,327
                                                                  ----------       ----------       -----------

           Total Assets ....................................      $7,103,881       $4,094,292       $11,198,173
                                                                  ==========       ==========       ===========


Amortization of Deferred Policy Acquisition Costs ..........      $   12,222       $   20,154       $    32,376
                                                                  ==========       ==========       ===========

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


Note 10 (continued)


                                                            Year Ended December 31, 1994
                                                    -----------------------------------------------
                                                       Financial        Employee
                                                       Services         Benefits           Total
                                                    -------------    -------------      -----------
                                                                        (In Thousands)
Revenue:

      Premiums and Other (Including $27,955 of
           financial services revenue
           received from affiliates) ..............  $  42,805        $ 219,919        $ 262,724

      Identifiable Investment Income ..............    395,127          245,909          641,036

      Investment Income Allocated .................     39,909           24,725           64,634

      Identifiable Realized Gain from .............      6,744            1,267            8,011
      Investments

      Realized Loss from Investments Allocated ....     (1,463)            (909)          (2,372)
                                                     ---------        ---------        ---------

           Total Revenue ..........................  $ 483,122        $ 490,911        $ 974,033
                                                     =========        =========        =========

Income Before Income Taxes ........................  $  70,200        $  64,201        $ 134,401
                                                     =========        =========        =========

                                                               December 31, 1994
                                               -----------------------------------------------
                                                  Financial        Employee
                                                  Services         Benefits           Total
                                               -------------    -------------      -----------
                                                                  (In Thousands)
Identifiable Assets:

      Deferred Policy Acquisition Costs ....  $   151,614        $    95,576        $   247,190

      Policy Loans .........................       28,467             24,862             53,329

      Invested Assets ......................    4,859,921          2,874,141          7,734,062

      Other ................................      153,120            248,641            401,761

Invested Assets Allocated ..................      542,890            336,343            879,233

Other Assets Allocated .....................         (880)              (569)            (1,449)
                                              -----------        -----------        -----------

           Total Assets ....................  $ 5,735,132        $ 3,578,994        $ 9,314,126
                                              ===========        ===========        ===========

Amortization of Deferred Policy
Acquisition Costs ..........................  $     9,914        $    19,493        $    29,407
                                              ===========        ===========        ===========

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      FINANCIAL STATEMENTS.
                  Included in Part B of the Registration Statement:

                  REGISTRANT:
                           Statement of Assets and Liabilities as of December 31, 1996. Statement of Operations for the periods ended December 31, 1996.
                           Statementof Changes in Net Assets for the periods
                                    ended December 31, 1996 and the year ended
                                    December 31, 1995.
                           Notes to Financial Statements (including accumulation
unit data).

                  SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES:
                           Consolidated Balance Sheet as of December 31, 1996 and 1995 Statement of Consolidated Income for the years ended December 31, 1996, 1995, and 1994 Statement of Changes in Stockholder's Equity for the
                                   years ended December 31, 1996, 1995, and 1994
                           Statement of Consolidated Cash Flows for the years
                                   ended December 31, 1996, 1995, and 1994
                           Notes to Consolidated Financial Statements

         (b)      EXHIBITS:


          *       1.       Amended and Restated Resolution of the Board of
                           Directors of SAFECO Life Insurance Company authorizing the establishment of SAFECO Separate
                           Account C.

                  2.       Not applicable.

         *        3.       Principal Underwriter's Agreement between SAFECO Life
                           Insurance Company and SAFECO Securities, Inc., dated
                           April 29, 1994.

         *        4.a.     Form of Variable Annuity Contract.

         *        4.c.     Form of IRA Endorsement.

         *        5.       Form of application used with Variable Annuity
                           Contract.

         *        6.a.     Articles of Incorporation of SAFECO Life Insurance
                           Company.

         *        6.b.     By-Laws of SAFECO Life Insurance Company.

                  7.       None.

         **       8.a.     Participation Agreement by and among SAFECO Life
                           Insurance Company, Federated Insurance Series, on behalf of the Federated High Income Bond
                           Fund II, Federated Utility Fund II, Federated
                           Securities Corp. and Federated Advisers.

         **       8.b.     Participation Agreement by and among SAFECO Life
                           Insurance Company, Lexington Natural Resources Trust,
                           Lexington Emerging Markets Fund, Inc. and Lexington
                           Management Corporation.

         ****     8.c.     Participation Agreement by and among SAFECO Life
                           Insurance Company, TCI Portfolios, Inc. and and/or
                           Adviser for TCI Balanced Fund and TCI International
                           Fund.

         ****     8.d.     Participation Agreement by and among SAFECO Life
                           Insurance Company, Wanger U.S. Small Cap Fund, and
                           Adviser Wanger Asset Management, L.P.

                  9.       Opinion and Consent of Counsel.

                  10.      Consent of Independent Auditors.

                  11.      Not applicable.

                  12.      Not applicable.

         **       13.      Calculation of Performance Information.

         ***      14.      Power of Attorney.

                  15.      Representation of Counsel.


* Incorporated by reference to SAFECO Separate Account C's registration statement filed on Form N-4, filed with the SEC on June 16, 1995 (File No. 33-60331).

** Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 29, 1996 (File No. 33-69712).

*** Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on December 29, 1995 (File No. 33-69712).

**** Incorporated by reference to Post-Effective Amendment of SAFECO Separate Account C filed with the SEC on April 29, 1996 (File No. 33-60331).

ITEM 25.  DIRECTORS AND OFFICERS OF SAFECO LIFE INSURANCE COMPANY

         Set forth below is a list of each director and officer of SAFECO Life Insurance Company ("SAFECO") who is engaged in activities relating to SAFECO Separate Account C or the variable annuity contracts offered through SAFECO Separate Account C. Unless otherwise indicated the principal business address of all officers or directors listed is 15411
         N. E. 51st Street, Redmond, Washington 98052.

                  Name                           Position with SAFECO
                  ----                           --------------------

         *        Roger H. Eigsti                Director, Chairman of the Board

                  Richard E. Zunker              Director and President

         *        Boh A. Dickey                  Director

                  Name                         Position with SAFECO
                  ----                         --------------------


                  John P. Fenlason             Senior Vice President

                  Roger F. Harbin              Senior Vice President, Actuary

         *        Rod A. Pierson               Director, Senior Vice President
                                               and Secretary

         *        Donald S. Chapman            Director

         *        Dan D. McLean                Director

         *        James W. Ruddy               Director

         *        Robert W. Swegle             Director

                  F. Gregory Clarke            Vice President

                  James T. Flynn               Vice President, Controller
                                               and Assistant Secretary

                  Michael H. Kinzer            Vice President and
                                               Chief Actuary

         *        Ron L. Spaulding             Director, Vice President

         *        Michael C. Knebel            Vice President and Treasurer

                  William C. Huff              Actuary

                  George C. Pagos              Associate General Counsel, Vice
                                               President and Assistant Secretary

* The principal business address of these officers and directors is SAFECO Plaza, Seattle, Washington 98185.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                  SAFECO Life Insurance Company ("SAFECO") established SAFECO Separate Account C ("Registrant") by resolution of its Board of Directors pursuant to Washington law. SAFECO is a wholly-owned subsidiary of SAFECO Corporation, which is a publicly-owned company. Both companies were organized under Washington law. SAFECO Corporation, a Washington corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company of America, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, and SAFECO Insurance Company of Illinois, an Illinois corporation. SAFECO Corporation owns 20% of Agena, Inc., a Washington corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and Market Square Holding, Inc., a Minnesota corporation. SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, and First SAFECO National Life

                  Insurance Company of New York, a New York corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Managers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a Washington corporation, General America Corp. of Texas, a Texas corporation, Talbot Financial Corporation, a Washington corporation and SAFECO Select Insurance Services, Inc.., a California corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company, a Texas corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. Talbot Agency, Inc. owns 100% of PNMR Securities, Inc., a Washington corporation. SAFECO Properties Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation:
                  S.C. Bellevue, Inc., S.C. Everett, Inc., S.C. Marysville, Inc., S.C. Simi Valley, Inc. and S.C. Vancouver, Inc. SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation, 50% of Mission Oaks Hospital, Inc., a California corporation, S.C. River Oaks, Inc., a Washington corporation, Mississippi Health Services, Inc., a Louisiana corporation, and Safecare Texas, Inc., a Texas corporation. S.C. Simi Valley, Inc. owns 100% of Simi Valley Hospital, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following: Barton Street Corp., C-W Properties, Inc., Gem State Investors, Inc., Kitsap Mall, Inc. WNY Development, Inc., Winmar Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SAFECO Properties of Boise, Inc., an Idaho corporation, SCIT, Inc., a Massachusetts corporation, Valley Fair Shopping Centers, Inc., a Delaware corporation, WDI Golf Club, Inc., a California corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, Winmar of Wisconsin, Inc., a Wisconsin corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of the following, each a Washington corporation: Washington Square, Inc. and Winmar Pacific, Inc.

                  No person is directly or indirectly controlled by Registrant.


ITEM 27.  NUMBER OF CONTRACT OWNERS

                  As of March 31, 1997, there were 7,583 Contract Owners of the Registrant.

ITEM 28.  INDEMNIFICATION

                  Under its By-Laws, SAFECO Life Insurance Company ("SAFECO"), to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of SAFECO or otherwise) by reason of the fact that he or she is or was a director of SAFECO, or, while a director of SAFECO, is or was serving at the request of SAFECO as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

                  SAFECO shall extend such indemnification as is provided to directors above to any person, not a director of SAFECO, who is or was an officer of SAFECO or is or was serving at the request of SAFECO as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of SAFECO may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

                  Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of SAFECO Life Insurance Company ("SAFECO") or SAFECO Separate Account C pursuant to the foregoing provisions, or otherwise, SAFECO and SAFECO Separate Account C have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by SAFECO of expenses incurred or paid by a director, officer or controlling person of SAFECO or SAFECO Separate Account C in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) SAFECO Securities, Inc., the principal underwriter for the Registrant, is also the principal underwriter of shares issued by the following registered investment companies: SAFECO Common Stock Trust; SAFECO Taxable Bond Trust; SAFECO Tax-Exempt Bond Trust; SAFECO Money Market Trust; SAFECO Institutional Series Trust; SAFECO Resource Series Trust; and SAFECO Advisor Series Trust. In addition, SAFECO Securities is the principal underwriter for variable insurance products issued by SAFECO Resource Variable Account B and SAFECO Separate Account SL.


         (b)

Name and Principal Business Address*      Positions and Offices with Underwriter
------------------------------------      --------------------------------------
David F. Hill                             Director, President and Secretary

Rod A. Pierson                            Director

Neal A. Fuller                            Vice President, Controller, Treasurer,
                                          Financial Principal and Assistant
                                          Secretary

Ronald Spaulding                          Director



* The Principal Business Address of all officers or directors listed is SAFECO Plaza, Seattle, Washington 98185.

       (c) During the fiscal year ended December 31, 1996, PNMR Securities, Inc., through SAFECO Securities, Inc., received $3,226,968 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payment were retained. PNMR did not receive any other compensation in connection with the sale of Registrant's contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

                  SAFECO Life Insurance Company at 15411 N. E. 51st Street, Redmond, Washington 98052, and/or SAFECO Asset Management Company at SAFECO Plaza, Seattle, Washington 98185 maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES

                  None

ITEM 32.  UNDERTAKINGS

         Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a toll-free phone number, postcard, or similar written communication affixed to or included in the Prospectus that the applicant can call or remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

         (d) Pursuant to Section 26(e) of the Investment Company Act of 1940, Registrant represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

Registrant hereby represents that a no-action letter issued by the Commission staff to the American Council of Life Insurance, available November 22, 1988, is being relied upon and the provisions of paragraphs numbered (1) - (4) of that letter have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Seattle, and State of Washington on this 30th day of April, 1997.

                                         SAFECO Separate Account C
                                         -------------------------
                                                   Registrant

                                         By:  SAFECO Life Insurance Company
                                              -----------------------------

                                         By:  /S/ RICHARD E. ZUNKER
                                              ------------------------
                                              Richard E. Zunker, President


                                              SAFECO Life Insurance Company
                                              -----------------------------
                                                       Depositor


                                         By:  /S/ RICHARD E. ZUNKER
                                              ------------------------
                                              Richard E. Zunker, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Name                             Title                     Date
----                             -----                     ----

DONALD S. CHAPMAN*              Director
---------------------------
Donald S. Chapman


DAN D. McLEAN*                  Director
---------------------------
Dan D. McLean


/S/ BOH A. DICKEY               Director
---------------------------
Boh A. Dickey


R. H. EIGSTI*                   Director and Chairman
---------------------------
R. H. Eigsti


JAMES T. FLYNN*                 Vice President, Controller and
---------------------------
James T. Flynn                  Assistant Secretary (Principal
                                Accounting Officer)


RONALD SPAULDING*               Director and  Vice President
---------------------------
Ronald Spaulding


ROD A. PIERSON*                 Director, Senior Vice President and Secretary
---------------------------
Rod Pierson

Name                             Title                     Date
----                             -----                     ----

JAMES W. RUDDY*                 Director
James W. Ruddy


ROBERT SWEGLE*                  Director
Robert Swegle


/S/ RICHARD E. ZUNKER           Director and President
Richard E. Zunker               (Principal Executive Officer)


                                              By:    /S/ BOH A. DICKEY
                                                   ------------------------
                                                     Boh A. Dickey
                                                   *Attorney-in-Fact


                                              By:    /S/ RICHARD E. ZUNKER
                                                   ------------------------
                                                     Richard E. Zunker
                                                   *Attorney-in-Fact

                                  EXHIBIT LIST


    Exhibit
    Number                  Description
    ------                  -----------


9.                         Opinion and Consent of Counsel

10.                        Consent of Independent Auditors

15.                        Representation of Counsel